UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-09093
                                                    ----------------------
                                  E*TRADE FUNDS
     ----------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                               4500 Bohannon Drive
                              Menlo Park, CA 94025
     ----------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Elizabeth Gottfried
                               4500 Bohannon Drive
                              Menlo Park, CA 94025
     ----------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 650-331-6000

                   Date of fiscal year end: December 31, 2007

                    Date of reporting period: March 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

--------------------------------------------------------------------------------
E*TRADE S&P 500 Index Fund
SCHEDULE OF INVESTMENTS
March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------


                                 SHARES           VALUE
-------------------------------------------------------
COMMON STOCKS - 98.4%
-------------------------------------------------------
AEROSPACE & DEFENSE - 2.4%
-------------------------------------------------------
Boeing Co. (The)                 22,005  $   1,956,465
General Dynamics Corp.           11,312        864,237
Goodrich Corp.                    3,495        179,923
Honeywell International, Inc.    22,302      1,027,230
L-3 Communications Holdings,
  Inc.                            3,471        303,608
Lockheed Martin Corp.             9,894        959,916
Northrop Grumman Corp.            9,765        724,758
Raytheon Co.                     12,440        652,602
Rockwell Collins, Inc.            4,690        313,902
United Technologies Corp.        27,763      1,804,595
                                         --------------
                                             8,787,236
AIR FREIGHT & LOGISTICS - 0.9%
-------------------------------------------------------
CH Robinson Worldwide, Inc.       4,826        230,441
FedEx Corp.                       8,562        919,816
Ryder System, Inc.                1,594         78,648
United Parcel Service, Inc.,
  Class B                        29,733      2,084,283
                                         --------------
                                             3,313,188
AIRLINE - 0.1%
-------------------------------------------------------
Southwest Airlines Co.           21,982        323,135

AUTO COMPONENTS - 0.2%
-------------------------------------------------------
Goodyear Tire & Rubber Co.
  (The) (a)                       5,025        156,730
Johnson Controls, Inc.            5,478        518,328
                                         --------------
                                               675,058
AUTOMOBILES - 0.4%
-------------------------------------------------------
Ford Motor Co.                   52,765        416,316
General Motors Corp.             15,769        483,162
Harley-Davidson, Inc.             7,180        421,825
                                         --------------
                                             1,321,303
BEVERAGES - 2.0%
-------------------------------------------------------
Anheuser-Busch Cos., Inc.        21,269      1,073,234
Brown-Forman Corp., Class B       2,131        139,708
Coca-Cola Co. (The)              56,160      2,695,680
Coca-Cola Enterprises, Inc.       7,759        157,120
Constellation Brands, Inc.,
  Class A (a)                     5,683        120,366
Molson Coors Brewing Co.,
  Class B                         1,308        123,763
Pepsi Bottling Group, Inc.        3,703        118,088
PepsiCo, Inc.                    45,662      2,902,277
                                         --------------
                                             7,330,236
BIOTECHNOLOGY - 1.3%
-------------------------------------------------------
Amgen, Inc. (a)                  32,549      1,818,838
Applera Corp. -- Applied
  Biosystems Group                4,956        146,549
Biogen Idec, Inc. (a)             9,547        423,696
Celgene Corp (a)                 10,526        552,194
Genzyme Corp. (a)                 7,345        440,847
Gilead Sciences, Inc. (a)        12,955        991,057
MedImmune, Inc. (a)               6,628        241,193
                                         --------------
                                             4,614,374
BUILDING PRODUCTS - 0.2%
-------------------------------------------------------
American Standard Cos., Inc.      4,870        258,208
Masco Corp.                      10,918        299,153
                                         --------------
                                               557,361
CAPITAL MARKETS - 3.7%
-------------------------------------------------------
Ameriprise Financial, Inc.        6,669        381,067
Bank of New York Co., Inc.
  (The)                          21,076        854,632
Bear Stearns Cos., Inc.
  (The)                           3,339        502,019
Charles Schwab Corp. (The)       28,635        523,734
E*TRADE Financial Corp. (a) (b)  11,909        252,709
Federated Investors, Inc.,
  Class B                         2,483         91,176
Franklin Resources, Inc.          4,667        563,914

                                 SHARES           VALUE
-------------------------------------------------------
CAPITAL MARKETS (CONTINUED)
-------------------------------------------------------
Goldman Sachs Group, Inc. (The)  11,469  $   2,369,839
Janus Capital Group, Inc.         5,316        111,157
Legg Mason, Inc.                  3,666        345,374
Lehman Brothers Holdings,
  Inc.                           14,667      1,027,717
Mellon Financial Corp.           11,597        500,295
Merrill Lynch & Co., Inc.        24,656      2,013,655
Morgan Stanley                   29,681      2,337,675
Northern Trust Corp.              5,257        316,156
State Street Corp.                9,307        602,628
T. Rowe Price Group, Inc.         7,396        349,017
                                         --------------
                                            13,142,764
CHEMICALS - 1.5%
-------------------------------------------------------
Air Products and Chemicals,
  Inc.                            6,034        445,852
Dow Chemical Co.                 26,742      1,226,388
DuPont (E.I.) de Nemours &
  Co.                            25,765      1,273,564
Eastman Chemical Co.              2,331        147,622
Ecolab, Inc.                      4,961        213,323
Hercules, Inc. (a)                3,245         63,407
International Flavors &
  Fragrances, Inc.                2,177        102,798
Monsanto Co.                     15,153        832,809
PPG Industries, Inc.              4,571        321,387
Praxair, Inc.                     8,932        562,359
Rohm and Haas Co.                 3,968        205,225
Sigma-Aldrich Corp.               3,567        148,102
                                         --------------
                                             5,542,836
COMMERCIAL BANKS - 5.8%
-------------------------------------------------------
Bank of America Corp.           124,692      6,361,786
BB&T Corp.                       15,111        619,853
Comerica, Inc. (b)                4,395        259,832
Commerce Bancorp, Inc./NJ         5,228        174,511
Compass Banshares, Inc.           3,633        249,950
Fifth Third Bancorp              15,508        600,005
First Horizon National Corp.      3,494        145,106
Huntington Bancshares, Inc.       6,429        140,474
KeyCorp                          11,037        413,556
M&T Bank Corp.                    2,141        247,992
Marshall & Ilsley Corp.           7,129        330,144
National City Corp.              16,518        615,296
PNC Financial Services Group      9,651        694,582
Regions Financial Corp.          20,401        721,583
SunTrust Banks, Inc.              9,905        822,511
Synovus Financial Corp.           9,106        294,488
U.S. Bancorp                     49,383      1,726,924
Wachovia Corp.                   53,133      2,924,972
Wells Fargo & Co.                94,198      3,243,237
Zions Bancorp.                    3,066        259,138
                                         --------------
                                            20,845,940
COMMERICIAL SERVICES & SUPPLIES - 0.8%
-------------------------------------------------------
Allied Waste Industries,
  Inc. (a)                        6,869         86,481
Apollo Group, Inc., Class A
  (a)                             3,901        171,254
Avery Dennison Corp.              2,554        164,120
Cintas Corp.                      3,692        133,281
Equifax, Inc.                     3,385        123,383
H&R Block, Inc.                   8,986        189,066
Monster Worldwide, Inc. (a)       3,582        169,679
Pitney Bowes, Inc.                6,142        278,785
R. R. Donnelley  & Sons Co.       6,089        222,797
Robert Half International,
  Inc.                            4,683        173,318
Waste Management, Inc.           14,862        511,401
Western Union Co. (The)          21,523        472,430
                                         --------------
                                             2,695,995

                SEE ACCOMPANYING NOTE TO SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                       1              E*TRADE S&P 500 Index Fund

--------------------------------------------------------------------------------
E*TRADE S&P 500 Index Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                 SHARES           VALUE
-------------------------------------------------------
COMMUNICATIONS EQUIPMENT - 2.5%
-------------------------------------------------------
Avaya, Inc. (a)                  12,285  $     145,086
Ciena Corp. (a)                   2,373         66,325
Cisco Systems, Inc. (a)         168,401      4,299,278
Corning, Inc. (a)                43,764        995,193
JDS Uniphase Corp. (a)            5,710         86,963
Juniper Networks, Inc. (a)       15,870        312,322
Motorola, Inc.                   66,646      1,177,635
QUALCOMM, Inc.                   46,185      1,970,252
Tellabs, Inc. (a)                11,952        118,325
                                         --------------
                                             9,171,379
COMPUTERS & PERIPHERALS - 3.8%
-------------------------------------------------------
Apple Computer, Inc. (a)         24,029      2,232,534
Cognizant Technology
  Solutions Corp., Class A
  (a)                             3,978        351,138
Dell, Inc. (a)                   63,334      1,469,982
EMC Corp. (a)                    58,776        814,048
Hewlett-Packard Co.              74,621      2,995,287
International Business
  Machines Corp.                 41,975      3,956,564
Lexmark International, Inc.
  (a)                             2,649        154,861
NCR Corp. (a)                     4,990        238,372
Network Appliance, Inc. (a)      10,345        377,799
QLogic Corp. (a)                  4,434         75,378
SanDisk Corp. (a)                 6,339        277,648
Sun Microsystems, Inc. (a)      100,392        603,356
                                         --------------
                                            13,546,967
CONSTRUCTION & ENGINEERING - 0.1%
-------------------------------------------------------
Fluor Corp.                       2,451        219,904

CONSTRUCTION MATERIALS - 0.1%
-------------------------------------------------------
Vulcan Materials Co.              2,648        308,439

CONSUMER FINANCE - 0.9%
-------------------------------------------------------
American Express Co.             33,243      1,874,905
Capital One Financial Corp.      11,447        863,784
SLM Corp.                        11,444        468,060
                                         --------------
                                             3,206,749
CONTAINERS & PACKAGING - 0.2%
-------------------------------------------------------
Ball Corp.                        2,818        129,205
Bemis Co., Inc.                   2,836         94,694
Pactiv Corp. (a)                  3,549        119,743
Sealed Air Corp.                  4,362        137,839
Temple-Inland, Inc.               2,894        172,888
                                         --------------
                                               654,369
DISTRIBUTORS - 0.1%
-------------------------------------------------------
Genuine Parts Co.                 4,753        232,897

DIVERSIFED FINANCIAL SERVICES - 3.7%
-------------------------------------------------------
Chicago Mercantile Exchange
  Holdings, Inc.                    971        517,019
CIT Group, Inc.                   5,364        283,863
Citigroup, Inc.                 136,686      7,017,459
JPMorgan Chase & Co.             96,840      4,685,119
Moody's Corp.                     6,522        404,755
Principal Financial Group,
  Inc.                            7,468        447,109
                                         --------------
                                            13,355,324
DIVERSIFIED TELECOMMUNICATIONS SERVICES - 3.7%
-------------------------------------------------------
Alltel Corp.                     10,108        626,696
AT+T, Inc.                      174,092      6,864,447
CenturyTel, Inc.                  3,105        140,315
Citizens Communications Co.       9,144        136,703
Embarq Corp.                      4,197        236,501
Qwest Communications
  International, Inc. (a)        43,506        391,119
Sprint Nextel Corp.              80,924      1,534,319
Verizon Communications, Inc.     81,130      3,076,450

                                 SHARES           VALUE
-------------------------------------------------------
DIVERSIFIED TELECOMMUNICATIONS SERVICES (CONTINUED)
-------------------------------------------------------
Windstream Corp                  13,291  $     195,245
                                         --------------
                                            13,201,795
ELECTRIC UTILITIES - 2.4%
-------------------------------------------------------
Allegheny Energy, Inc. (a)        4,584        225,258
Ameren Corp.                      5,760        289,728
American Electric Power Co.,
  Inc.                           11,059        539,126
CenterPoint Energy, Inc.          8,924        160,097
Consolidated Edison, Inc.         7,183        366,764
DTE Energy Co.                    4,938        236,530
Edison International              9,083        446,248
Entergy Corp.                     5,529        580,103
Exelon Corp.                     18,684      1,283,778
FirstEnergy Corp.                 8,899        589,470
FPL Group, Inc.                  11,308        691,710
PG&E Corp.                        9,781        472,129
Pinnacle West Capital Corp.       2,701        130,323
PPL Corp.                        10,736        439,102
Progress Energy, Inc.             7,168        361,554
Southern Co. (The)               20,871        764,922
TECO Energy, Inc.                 5,659         97,391
TXU Corp.                        12,804        820,736
Xcel Energy, Inc.                11,368        280,676
                                         --------------
                                             8,775,645
ELECTRICAL EQUIPMENT - 0.4%
-------------------------------------------------------
Cooper Industries, Ltd.,
  Class A                         5,087        228,864
Emerson Electric Co.             22,245        958,537
Rockwell Automation, Inc.         4,603        275,582
                                         --------------
                                             1,462,983
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.2%
-------------------------------------------------------
Agilent Technologies, Inc.
  (a)                            11,254        379,147
Jabil Circuit, Inc.               4,996        106,964
Molex, Inc.                       3,835        108,147
Sanmina-SCI Corp. (a)            13,707         49,619
Solectron Corp. (a)              25,205         79,396
Tektronix, Inc.                   2,153         60,629
                                         --------------
                                               783,902
ENERGY EQUIPMENT & SERVICES - 1.6%
-------------------------------------------------------
Baker Hughes, Inc.                8,928        590,409
BJ Services Co.                   8,175        228,082
ENSCO International, Inc.         4,108        223,475
Halliburton Co.                  27,857        884,181
Nabors Industries, Ltd. (a)       7,764        230,358
National-Oilwell Varco, Inc.
  (a)                             4,901        381,249
Noble Corp.                       3,750        295,050
Rowan Cos., Inc.                  2,987         96,988
Schlumberger, Ltd.               32,858      2,270,488
Transocean, Inc. (a)              8,168        667,325
                                         --------------
                                             5,867,605
FOOD & STAPLES RETAILING - 2.4%
-------------------------------------------------------
Costco Wholesale Corp.           12,610        678,922
CVS Corp.                        42,943      1,466,073
Kroger Co. (The)                 19,738        557,598
Safeway, Inc.                    12,281        449,976
Supervalu, Inc.                   5,793        226,333
Sysco Corp.                      17,202        581,944
Wal-Mart Stores, Inc.            68,562      3,218,986
Walgreen Co.                     27,903      1,280,469
Whole Foods Market, Inc.          3,866        173,390
                                         --------------
                                             8,633,691
FOOD PRODUCTS - 1.1%
-------------------------------------------------------
Archer-Daniels-Midland Co.       18,198        667,867
Campbell Soup Co.                 6,089        237,166

                SEE ACCOMPANYING NOTE TO SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                       2              E*TRADE S&P 500 Index Fund

--------------------------------------------------------------------------------
E*TRADE S&P 500 Index Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                 SHARES           VALUE
-------------------------------------------------------
FOOD PRODUCTS (CONTINUED)
-------------------------------------------------------
ConAgra Foods, Inc.              14,084  $     350,832
Dean Foods Co. (a)                3,618        169,105
General Mills, Inc.               9,623        560,251
H.J. Heinz Co.                    9,057        426,766
Hershey Foods Corp.               4,825        263,734
Kellogg Co.                       6,990        359,496
Kraft Foods, Inc., Class A        5,210        164,949
McCormick & Co., Inc.             3,555        136,939
Sara Lee Corp.                   20,205        341,869
Tyson Foods, Inc., Class A        6,816        132,299
Wm Wrigley Jr. Co.                6,082        309,756
                                         --------------
                                             4,121,029
GAS UTILITIES - 0.1%
-------------------------------------------------------
KeySpan Corp.                     4,895        201,429
NICOR, Inc.                       1,252         60,622
NiSource, Inc.                    7,635        186,600
                                         --------------
                                               448,651
HEALTH CARE EQUIPMENT & SUPPLIES - 1.9%
-------------------------------------------------------
Bausch & Lomb, Inc.               1,514         77,456
Baxter International, Inc.       18,117        954,222
Becton, Dickinson & Co.           6,819        524,313
Biomet, Inc.                      6,828        290,122
Boston Scientific Corp. (a)      33,018        480,082
C.R. Bard, Inc.                   2,879        228,909
Hospira, Inc. (a)                 4,348        177,833
Medtronic, Inc.                  32,106      1,575,120
Millipore Corp. (a)               1,444        104,647
PerkinElmer, Inc.                 3,231         78,255
St. Jude Medical, Inc. (a)        9,563        359,664
Stryker Corp.                     8,313        551,318
Thermo Fisher Scientific
  Inc. (a)                       11,710        547,443
Varian Medical Systems, Inc.
  (a)                             3,500        166,915
Waters Corp. (a)                  2,745        159,210
Zimmer Holdings, Inc. (a)         6,612        564,731
                                         --------------
                                             6,840,240
HEALTH CARE PROVIDERS & SERVICES - 2.3%
-------------------------------------------------------
Aetna, Inc.                      14,397        630,445
AmerisourceBergen Corp.           5,196        274,089
Cardinal Health, Inc.            11,160        814,122
CIGNA Corp.                       2,717        387,607
Coventry Health Care, Inc.
  (a)                             4,446        249,198
Express Scripts, Inc. (a)         3,781        305,202
Humana, Inc. (a)                  4,648        269,677
IMS Health, Inc.                  5,368        159,215
Laboratory Corp. of America
   Holdings (a)                   3,392        246,361
Manor Care, Inc.                  2,000        108,720
McKesson Corp.                    8,235        482,077
Medco Health Solutions, Inc.
  (a)                             8,031        582,488
Patterson Cos., Inc. (a)          3,759        133,407
Quest Diagnostics, Inc.           4,327        215,788
Tenet Healthcare Corp. (a)       12,751         81,989
UnitedHealth Group, Inc.         37,759      2,000,094
WellPoint, Inc. (a)              17,075      1,384,783
                                         --------------
                                             8,325,262
HOME BUILDERS - 0.0%
-------------------------------------------------------
D.R. Horton, Inc.                 7,466        164,252

HOTELS, RESTAURANTS & LEISURE - 1.6%
-------------------------------------------------------
Carnival Corp.                   12,334        577,971
Darden Restaurants, Inc.          3,972        163,607
Harrah's Entertainment, Inc.      5,197        438,887
Hilton Hotels Corp.              10,844        389,950

                                 SHARES           VALUE
-------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE (CONTINUED)
-------------------------------------------------------
International Game
  Technology                      9,431  $     380,824
Marriott International,
  Inc., Class A                   9,092        445,144
McDonald's Corp.                 33,459      1,507,328
Starbucks Corp. (a)              20,937        656,584
Starwood Hotels & Resorts
  Worldwide, Inc.                 5,990        388,451
Wendy's International, Inc.       2,415         75,590
Wyndham Worldwide Corp. (a)       5,360        183,044
Yum! Brands, Inc.                 7,350        424,536
                                         --------------
                                             5,631,916
HOUSEHOLD DURABLES - 0.5%
-------------------------------------------------------
Black & Decker Corp. (The)        1,840        150,181
Centex Corp.                      3,330        139,127
Fortune Brands, Inc.              4,250        334,985
Harman International
  Industries, Inc.                1,826        175,442
KB Home                           2,124         90,631
Leggett & Platt, Inc.             4,842        109,768
Lennar Corp., Class A             3,845        162,297
Newell Rubbermaid                 7,739        240,606
Pulte Homes, Inc.                 5,924        156,749
Snap-On, Inc.                     1,579         75,950
Stanley Works (The)               2,308        127,771
Whirlpool Corp.                   2,194        186,293
                                         --------------
                                             1,949,800
HOUSEHOLD PRODUCTS - 2.1%
-------------------------------------------------------
Clorox Co. (The)                  4,217        268,580
Colgate-Palmolive Co.            14,314        956,032
Kimberly-Clark Corp.             12,726        871,604
Procter & Gamble Co. (The)       87,974      5,556,438
                                         --------------
                                             7,652,654
INDUSTRIAL CONGLOMERATES - 3.8%
-------------------------------------------------------
3M Co.                           20,461      1,563,834
General Electric Co.            286,703     10,137,818
Textron, Inc.                     3,492        313,582
Tyco International, Ltd.         55,126      1,739,225
                                         --------------
                                            13,754,459
INSURANCE - 4.6%
-------------------------------------------------------
ACE, Ltd.                         9,109        519,759
AFLAC, Inc.                      13,713        645,334
Allstate Corp. (The)             17,250      1,036,035
Ambac Financial Group, Inc.       2,870        247,939
American International
  Group, Inc.                    72,534      4,875,735
Aon Corp.                         8,378        318,029
Chubb Corp. (The)                11,391        588,573
Cincinnati Financial Corp.        4,818        204,283
Genworth Financial, Inc.,
  Class A                        12,289        429,378
Hartford Financial Services
  Group, Inc. (The)               8,927        853,243
Lincoln National Corp.            7,768        526,593
Loews Corp.                      12,576        571,328
Marsh & McLennan Cos., Inc.      15,411        451,388
MBIA, Inc.                        3,756        245,980
Metlife, Inc.                    20,985      1,325,203
Progressive Corp. (The)          20,607        449,645
Prudential Financial, Inc.       13,076      1,180,240
SAFECO Corp.                      2,943        195,503
Torchmark Corp.                   2,653        174,010
Travelers Cos., Inc. (The)       18,836        975,140
UnumProvident Corp.               9,553        220,006
XL Capital, Ltd., Class A         5,047        353,088
                                         --------------
                                            16,386,432

                SEE ACCOMPANYING NOTE TO SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                       3              E*TRADE S&P 500 Index Fund

--------------------------------------------------------------------------------
E*TRADE S&P 500 Index Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                 SHARES           VALUE
-------------------------------------------------------
INTERNET & CATALOG RETAIL - 0.5%
-------------------------------------------------------
Amazon.Com, Inc. (a)              8,671  $     345,019
eBay, Inc. (a)                   31,679      1,050,159
IAC/ InterActiveCorp. (a)         6,038        227,693
                                         --------------
                                             1,622,871
INTERNET SOFTWARE & SERVICES - 1.1%
-------------------------------------------------------
Google, Inc., Class A (a)         6,068      2,780,115
VeriSign, Inc. (a)                6,834        171,670
Yahoo!, Inc. (a)                 34,039      1,065,080
                                         --------------
                                             4,016,865
IT SERVICES - 0.9%
-------------------------------------------------------
Affiliated Computer
  Services, Inc., Class A (a)     2,757        162,332
Automatic Data Processing,
  Inc.                           15,342        742,553
Computer Sciences Corp. (a)       4,829        251,736
Convergys Corp. (a)               3,727         94,703
Electronic Data Systems
  Corp.                          14,342        396,986
Fidelity National
  Information Services, Inc.      4,538        206,297
First Data Corp.                 20,994        564,739
Fiserv, Inc. (a)                  4,685        248,586
Paychex, Inc.                     9,456        358,099
Sabre Holdings Corp.              3,581        117,278
Unisys Corp. (a)                  9,322         78,584
                                         --------------
                                             3,221,893
LEISURE EQUIPMENT & PRODUCTS - 0.2%
-------------------------------------------------------
Brunswick Corp.                   2,385         75,962
Eastman Kodak Co.                 8,016        180,841
Hasbro, Inc.                      4,484        128,332
Mattel, Inc.                     10,961        302,195
                                         --------------
                                               687,330
MACHINERY - 1.5%
-------------------------------------------------------
Caterpillar, Inc.                18,005      1,206,875
Cummins, Inc.                     1,419        205,358
Danaher Corp.                     6,635        474,071
Deere & Co.                       6,324        687,039
Dover Corp.                       5,707        278,559
Eaton Corp.                       4,031        336,830
Illinois Tool Works, Inc.        11,529        594,896
Ingersoll-Rand Co., Ltd.,
  Class A                         8,581        372,158
ITT Industries, Inc.              4,996        301,359
PACCAR, Inc.                      6,921        508,001
Pall Corp.                        3,429        130,302
Parker-Hannifin Corp.             3,190        275,329
Terex Corp. (a)                   2,860        205,234
                                         --------------
                                             5,576,011
MEDIA - 3.4%
-------------------------------------------------------
CBS Corp., Class B               20,577        629,450
Clear Channel
  Communications, Inc.           13,834        484,743
Comcast Corp., Class A (a)       86,711      2,250,150
DIRECTV Group Inc., (The) (a)    21,597        498,243
Dow Jones & Co., Inc.             1,821         62,770
E.W. Scripps Co., Class A         2,254        100,709
Gannett Co., Inc.                 6,547        368,531
Interpublic Group Cos., Inc.
  (The) (a)                      13,068        160,867
McGraw-Hill Cos., Inc. (The)      9,895        622,198
Meredith Corp.                    1,001         57,447
New York Times Co. (The),
  Class A                         4,012         94,322
News Corp., Inc., Class A        65,414      1,512,372
Omnicon Group Inc.                4,623        473,303
Time Warner, Inc.               106,381      2,097,833
Tribune Co.                       4,955        159,105

                                 SHARES           VALUE
-------------------------------------------------------
MEDIA (CONTINUED)
-------------------------------------------------------
Viacom, Inc., Class B (a)        19,297  $     793,300
Walt Disney Co. (The)            57,112      1,966,366
                                         --------------
                                            12,331,709
METALS & MINING - 0.9%
-------------------------------------------------------
Alcoa, Inc.                      24,243        821,838
Allegheny Technologies Inc.       2,843        303,320
Freeport-McMoRan Copper &
  Gold, Inc., Class B            10,382        687,185
Newmont Mining Corp.             12,572        527,898
Nucor Corp.                       8,395        546,766
United States Steel Corp.         3,303        327,558
                                         --------------
                                             3,214,565
MULTI-LINE RETAIL - 1.3%
-------------------------------------------------------
Big Lots, Inc. (a)                2,962         92,651
Dillard's Inc., Class A           1,555         50,895
Dollar General Corp.              8,699        183,984
Family Dollar Stores, Inc.        4,102        121,501
Federated Department Stores,
  Inc.                           14,642        659,622
J. C. Penney Co., Inc.
  (Holding Co.)                   6,272        515,308
Kohl's Corp. (a)                  9,117        698,454
Nordstrom, Inc.                   6,378        337,651
Sears Holding Corp. (a)           2,317        417,431
Target Corp.                     23,946      1,419,040
                                         --------------
                                             4,496,537
MULTI-UTILITIES & UNREGULATED POWER - 1.0%
-------------------------------------------------------
AES Corp. (The) (a)              18,518        398,507
CMS Energy Corp.                  6,017        107,103
Constellation Energy Group,
  Inc.                            5,037        437,967
Dominion Resources, Inc.          9,729        863,643
Duke Energy Corp.                35,049        711,144
Dynegy, Inc., Class A (a)        10,554         97,730
Integrys Energy Group, Inc.       2,095        116,294
Public Service Enterprise
  Group, Inc.                     7,047        585,183
Sempra Energy                     7,330        447,203
                                         --------------
                                             3,764,774
OFFICE ELECTRONICS - 0.1%
-------------------------------------------------------
Xerox Corp. (a)                  26,458        446,876

OIL & GAS - 8.4%
-------------------------------------------------------
Anadarko Petroleum Corp.         12,911        554,915
Apache Corp.                      9,227        652,349
Ashland, Inc.                     1,546        101,418
Chesapeake Energy Corp.          11,252        347,462
ChevronTexaco Corp.              60,160      4,449,434
ConocoPhillips                   45,839      3,133,096
Consol Energy, Inc.               5,088        199,093
Devon Energy Corp.               12,391        857,705
El Paso Corp.                    19,470        281,731
EOG Resources, Inc.               6,802        485,255
Exxon Mobil Corp.               158,737     11,976,707
Hess Corp.                        7,532        417,800
Kinder Morgan, Inc.               2,993        318,605
Marathon Oil Corp.                9,642        952,919
Murphy Oil Corp.                  5,231        279,335
Occidental Petroleum Corp.       23,308      1,149,317
Peabody Energy Corp.              7,379        296,931
Questar Corp.                     2,396        213,747
Smith International               5,558        267,062
Spectra Energy Corp.             17,505        459,856
Sunoco, Inc.                      3,330        234,565
Valero Energy Corp.              16,843      1,086,205
Weatherford International,
  Ltd. (a)                        9,428        425,203
Williams Cos., Inc. (The)        16,668        474,371

                SEE ACCOMPANYING NOTE TO SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                       4              E*TRADE S&P 500 Index Fund

--------------------------------------------------------------------------------
E*TRADE S&P 500 Index Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                 SHARES           VALUE
-------------------------------------------------------
OIL & GAS (CONTINUED)
-------------------------------------------------------
XTO Energy, Inc.                 10,258  $     562,241
                                         --------------
                                            30,177,322
PAPER & FOREST PRODUCTS - 0.3%
-------------------------------------------------------
International Paper Co.          12,618        459,295
MeadWestvaco Corp.                5,087        156,883
Weyerhauser Co.                   5,888        440,069
                                         --------------
                                             1,056,247
PERSONAL PRODUCTS - 0.2%
-------------------------------------------------------
Avon Products, Inc.              12,297        458,186
Estee Lauder Cos., Inc.
  (The), Class A                  3,241        158,323
                                         --------------
                                               616,509
PHARMACEUTICALS - 6.2%
-------------------------------------------------------
Abbott Laboratories              43,022      2,400,628
Allergan, Inc.                    4,286        474,975
Barr Pharmaceuticals, Inc.
  (a)                             2,878        133,395
Bristol-Myers Squibb Co.         56,304      1,562,999
Eli Lilly & Co.                  27,507      1,477,401
Forest Laboratories, Inc. (a)     8,862        455,861
Johnson & Johnson                80,689      4,862,319
King Pharmaceuticals, Inc.
  (a)                             6,577        129,370
Merck & Co., Inc.                60,403      2,668,000
Mylan Laboratories, Inc.          6,824        144,259
Pfizer, Inc.                    197,589      4,991,098
Schering-Plough Corp.            41,479      1,058,129
Watson Pharmaceuticals, Inc.
  (a)                             2,857         75,511
Wyeth                            37,532      1,877,726
                                         --------------
                                            22,311,671
REAL ESTATE - 1.4%
-------------------------------------------------------
Apartment Investment &
  Management Co., Class A         2,720        156,917
Archstone-Smith Trust             6,144        333,496
AvalonBay Communities, Inc.       2,212        287,560
Boston Properties, Inc.           3,316        389,298
CB Richard Ellis Group, Inc.
  (a)                             5,207        177,975
Developers Diversified
  Realty Corp.                    3,500        220,150
Equity Residential                8,197        395,341
Host Hotels & Resorts, Inc.      14,500        381,495
Kimco Realty Corp.                6,302        307,160
Plum Creek Timber Co., Inc.       4,943        194,853
Prologis                          7,144        463,860
Public Storage, Inc.              3,420        323,771
Realogy Corp. (a)                 6,067        179,644
Simon Property Group, Inc.        6,178        687,303
Vornado Realty Trust              3,635        433,801
                                         --------------
                                             4,932,624
ROAD & RAIL - 0.7%
-------------------------------------------------------
Burlington Northern Santa Fe
  Corp.                          10,008        804,944
CSX Corp.                        12,178        487,729
Norfolk Southern Corp.           11,068        560,041
Union Pacific Corp.               7,548        766,499
                                         --------------
                                             2,619,213
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.3%
-------------------------------------------------------
Advanced Micro Devices, Inc.
  (a)                            15,471        202,051
Altera Corp. (a)                  9,789        195,682
Analog Devices, Inc.              9,252        319,101
Applied Materials, Inc.          38,946        713,491
Broadcom Corp., Class A (a)      13,146        421,592
Intel Corp.                     160,789      3,075,894
KLA-Tencor Corp.                  5,568        296,886
Linear Technology Corp.           8,344        263,587
LSI Logic Corp. (a)              21,441        223,844
Maxim Integrated Products,
  Inc.                            8,941        262,865

                                 SHARES           VALUE
-------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (CONTINUED)
-------------------------------------------------------
Micron Technology, Inc. (a)      21,044  $     254,212
National Semiconductor Corp.      7,907        190,875
Novellus Systems, Inc. (a)        3,506        112,262
NVIDIA Corp. (a)                  9,912        285,267
PMC-Sierra, Inc. (a)              5,376         37,686
Teradyne, Inc. (a)                5,068         83,825
Texas Instruments, Inc.          40,146      1,208,395
Xilinx, Inc.                      9,096        234,040
                                         --------------
                                             8,381,555
SOFTWARE - 3.2%
-------------------------------------------------------
Adobe Systems, Inc. (a)          16,406        684,130
Autodesk, Inc. (a)                6,460        242,896
BMC Software, Inc. (a)            5,548        170,823
CA, Inc.                         11,468        297,136
Citrix Systems, Inc. (a)          4,885        156,467
Compuware Corp. (a)               8,770         83,227
Electronic Arts, Inc. (a)         8,644        435,312
Intuit, Inc. (a)                  9,432        258,059
Microsoft Corp.                 240,256      6,695,935
Novell, Inc. (a)                  9,451         68,236
Oracle Corp. (a)                111,252      2,016,999
Symantec Corp. (a)               25,778        445,959
                                         --------------
                                            11,555,179
SPECIALTY RETAIL - 2.0%
-------------------------------------------------------
Abercrombie & Fitch Co.,
  Class A                         2,500        189,200
AutoNation, Inc. (a)              4,197         89,144
AutoZone, Inc. (a)                1,357        173,886
Bed Bath & Beyond, Inc. (a)       7,900        317,343
Best Buy Co., Inc.               11,286        549,854
Circuit City Stores, Inc.         3,838         71,118
Gap, Inc. (The)                  14,690        252,815
Home Depot, Inc. (The)           56,901      2,090,543
Limited Brands, Inc.              9,536        248,508
Lowe's Cos., Inc.                42,456      1,336,940
Office Depot, Inc. (a)            7,708        270,859
OfficeMax, Inc.                   2,014        106,218
RadioShack Corp.                  3,674         99,308
Sherwin-Williams Co. (The)        3,111        205,450
Staples, Inc.                    19,990        516,542
Tiffany & Co.                     3,661        166,502
TJX Cos., Inc. (The)             12,688        342,069
                                         --------------
                                             7,026,299
TEXTILES, APPAREL & LUXURY GOODS - 0.5%
-------------------------------------------------------
Coach, Inc. (a)                  10,320        516,516
Jones Apparel Group, Inc.         2,902         89,179
Liz Claiborne, Inc.               2,772        118,780
NIKE, Inc., Class B               5,269        559,884
Polo Ralph Lauren Corp.           1,700        149,855
V.F. Corp.                        2,510        207,376
                                         --------------
                                             1,641,590
THRIFTS & MORTGAGE FINANCE - 1.3%
-------------------------------------------------------
Countrywide Financial Corp.      16,444        553,176
Federal Home Loan Mortgage
  Corp.                          19,321      1,149,406
Federal National Mortgage
  Corp.                          26,986      1,472,896
Hudson City Bancorp, Inc.        13,600        186,048
MGIC Investment Corp.             2,246        132,335
Sovereign Bancorp, Inc.          10,068        256,130
Washington Mutual, Inc.          24,787      1,000,899
                                         --------------
                                             4,750,890
TOBACCO - 1.6%
-------------------------------------------------------
Altria Group, Inc.               58,510      5,137,763
Reynolds American, Inc.           4,780        298,320

                SEE ACCOMPANYING NOTE TO SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                       5              E*TRADE S&P 500 Index Fund

--------------------------------------------------------------------------------
E*TRADE S&P 500 Index Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                 SHARES           VALUE
-------------------------------------------------------
TOBACCO (CONTINUED)
-------------------------------------------------------
UST, Inc.                         4,478  $     259,634
                                         --------------
                                             5,695,717
TRADING COMPANIES & DISTRIBUTORS - 0.0%
-------------------------------------------------------
W.W. Grainger, Inc.               1,936        149,537

WIRELESS TELECOMMUNICATION SERVICES - 0.0%
-------------------------------------------------------
ADC Telecommunications, Inc.
  (a)                             3,015         50,471

TOTAL COMMON STOCKS
(COST $297,465,840)                        354,190,025
                              SHARES/
                              PRINCIPAL
                              AMOUNT
-------------------------------------------------------
SHORT-TERM INVESTMENTS - 1.6%
-------------------------------------------------------
BlackRock Liquidity Funds
  TempCash Portfolio          5,063,179      5,063,179
U.S. Treasury Bill 4.98%(c),
  08/02/07(d)                $  750,000        737,604
                                         --------------
TOTAL SHORT-TERM INVESTMENTS
(COST $5,800,610)                            5,800,783
TOTAL INVESTMENTS - 100.0%
  (COST $303,266,450) (E)                $ 359,990,808
                                         --------------
OTHER ASSETS LESS LIABILITIES - 0.0%           134,595
                                         --------------
TOTAL NET ASSETS - 100.0%                $ 360,125,403
                                         ==============

   (a)  Non-income producing.
   (b) Affiliated Issuers. Investments in companies considered to be affiliates of the Funds (such companies are defined as "Affiliated Companies" in section 2 (a) (3) of the Investment Company Act of 1940) are as follows:
------------------------------------------------------
             # of
            Shares               # of
             Held                 Shares
              at                   Held
             Start               at End     Value at
  Name of    of      Gross         of         End of
  Issuer     Period  Additions    Period     Period
------------------------------------------------------
 Comerica,   4,173      222        4,395    $259,832
   Inc.
------------------------------------------------------
  E*Trade    10,989     920       11,909    $252,709
 Financial
   Corp.
------------------------------------------------------

   (c)  Yield to Maturity.
   (d) Security with an aggregate market value of $737,604 was segregated to cover margin requirements for the following open futures contracts as of March 31, 2007:
------------------------------------------------------
                                            Net
                                Notional Unrealized
 Number of   Futures Expiration Contract Appreciation
 Contracts   Index     Date      Value   (depreciation)
------------------------------------------------------
    17       S&P     06/20/2007 $6,082,600  $109,745
             500
           Futures
------------------------------------------------------

   (e) At March 31, 2007, the cost of investments for federal income tax purposes is $303,266,450. Unrealized appreciation (depreciation) is as follows:

        Gross Unrealized appreciation      $67,187,663
        Gross Unrealized depreciation      (10,463,305)
                                           -----------
        Net Unrealized appreciation        $56,724,358
                                           -----------
                                               % OF
                                              TOTAL
                                                NET
INDUSTRY                               VALUE  ASSETS
-------------------------------------------------------
AEROSPACE & DEFENSE                $8,787,236      2.4%
AIR FREIGHT & LOGISTICS             3,313,188      0.9%
AIRLINE                               323,135      0.1%
AUTO COMPONENTS                       675,058      0.2%
AUTOMOBILES                         1,321,303      0.4%
BEVERAGES                           7,330,236      2.0%
BIOTECHNOLOGY                       4,614,374      1.3%
BUILDING PRODUCTS                     557,361      0.2%
CAPITAL MARKETS                    13,142,764      3.7%
CHEMICALS                           5,542,836      1.5%
COMMERCIAL BANKS                   20,845,940      5.8%
COMMERICIAL SERVICES & SUPPLIES     2,695,995      0.8%
COMMUNICATIONS EQUIPMENT            9,171,379      2.5%
                                               % OF
                                              TOTAL
                                                NET
INDUSTRY                               VALUE  ASSETS
-------------------------------------------------------
COMPUTERS & PERIPHERALS            $13,546,967     3.8%
CONSTRUCTION & ENGINEERING             219,904     0.1%
CONSTRUCTION MATERIALS                 308,439     0.1%
CONSUMER FINANCE                     3,206,749     0.9%
CONTAINERS & PACKAGING                 654,369     0.2%
DISTRIBUTORS                           232,897     0.1%
DIVERSIFED FINANCIAL SERVICES       13,355,324     3.7%
DIVERSIFIED TELECOMMUNICATIONS
SERVICES                            13,201,795     3.7%
ELECTRIC UTILITIES                   8,775,645     2.4%
ELECTRICAL EQUIPMENT                 1,462,983     0.4%
ELECTRONIC EQUIPMENT & INSTRUMENTS     783,902     0.2%
ENERGY EQUIPMENT & SERVICES          5,867,605     1.6%
FOOD & STAPLES RETAILING             8,633,691     2.4%
FOOD PRODUCTS                        4,121,029     1.1%
GAS UTILITIES                          448,651     0.1%
HEALTH CARE EQUIPMENT & SUPPLIES     6,840,240     1.9%
HEALTH CARE PROVIDERS & SERVICES     8,325,262     2.3%
HOME BUILDERS                          164,252     0.0%
HOTELS, RESTAURANTS & LEISURE        5,631,916     1.6%
HOUSEHOLD DURABLES                   1,949,800     0.5%
HOUSEHOLD PRODUCTS                   7,652,654     2.1%
INDUSTRIAL CONGLOMERATES            13,754,459     3.8%
INSURANCE                           16,386,432     4.6%
INTERNET & CATALOG RETAIL            1,622,871     0.5%
INTERNET SOFTWARE & SERVICES         4,016,865     1.1%
IT SERVICES                          3,221,893     0.9%
LEISURE EQUIPMENT & PRODUCTS           687,330     0.2%
MACHINERY                            5,576,011     1.5%
MEDIA                               12,331,709     3.4%
METALS & MINING                      3,214,565     0.9%
MULTI-LINE RETAIL                    4,496,537     1.3%
MULTI-UTILITIES & UNREGULATED
POWER                                3,764,774     1.0%
OFFICE ELECTRONICS                     446,876     0.1%
OIL & GAS                           30,177,322     8.4%
PAPER & FOREST PRODUCTS              1,056,247     0.3%
PERSONAL PRODUCTS                      616,509     0.2%
PHARMACEUTICALS                     22,311,671     6.2%
REAL ESTATE                          4,932,624     1.4%
ROAD & RAIL                          2,619,213     0.7%
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT                            8,381,555     2.3%
SOFTWARE                            11,555,179     3.2%
SPECIALTY RETAIL                     7,026,299     2.0%
TEXTILES, APPAREL & LUXURY GOODS     1,641,590     0.5%
THRIFTS & MORTGAGE FINANCE           4,750,890     1.3%
TOBACCO                              5,695,717     1.6%
TRADING COMPANIES & DISTRIBUTORS       149,537     0.0%
WIRELESS TELECOMMUNICATION
SERVICES                                50,471     0.0%
SHORT-TERM INVESTMENTS AND OTHER
ASSETS
LESS LIABILITIES                     5,935,378     1.6%
                                  ------------ -------
                                  $360,125,403   100.0%
                                  ============ =======

                SEE ACCOMPANYING NOTE TO SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                       6              E*TRADE S&P 500 Index Fund

--------------------------------------------------------------------------------
E*TRADE Russell 2000 Index Fund
SCHEDULE OF INVESTMENTS
March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                 SHARES           VALUE
---------------------------------------------------------
COMMON STOCKS - 97.8%
---------------------------------------------------------
ADVERTISING - 0.3%
---------------------------------------------------------
Catalina Marketing Corp.          4,511  $     142,457
Gaiam, Inc. (a)                   1,531         24,098
inVentiv Health, Inc. (a)         2,849        109,088
Marchex, Inc.                     2,138         32,754
ValueVision Media, Inc.,
  Class A (a)                     2,827         34,942
                                         --------------
                                               343,339
AEROSPACE/DEFENSE - 1.2%
---------------------------------------------------------
AAR Corp. (a)                     3,563         98,196
Aerovironment, Inc. (a)             671         15,339
ARGON ST, Inc. (a)                1,184         31,329
BE Aerospace, Inc. (a)            7,764        246,119
Curtiss-Wright Corp.              4,281        164,990
Esterline Technologies Corp.
  (a)                             2,479        101,812
GenCorp., Inc. (a)                5,404         74,791
HEICO Corp.                       2,011         73,381
Herley Industries, Inc. (a)       1,372         21,431
Innovative Solutions &
  Support (a)                     1,133         28,688
K & F Industries Holdings,
  Inc. (a)                        1,831         49,309
Kaman Corp.                       2,347         54,709
Moog, Inc., Class A (a)           3,591        149,565
MTC Technologies, Inc. (a)          956         20,105
Orbital Sciences Corp. (a)        5,834        109,329
Sequa Corp., Class A (a)            656         78,569
Teledyne Technologies, Inc.
  (a)                             3,346        125,274
TransDigm Group, Inc. (a)         1,025         37,289
Triumph Group, Inc.               1,555         86,054
United Industrial Corp.             920         50,784
                                         --------------
                                             1,617,063
AGRICULTURE - 0.3%
---------------------------------------------------------
Alico, Inc.                         359         20,582
Alliance One International,
  Inc. (a)                        9,283         85,682
Andersons, Inc. (The)             1,383         61,405
Delta & Pine Land Co.             3,477        143,252
Maui Land & Pineapple Co.,
  Inc. (a)                          327         11,821
Tejon Ranch Co. (a)               1,030         48,719
                                         --------------
                                               371,461
AIRLINES - 0.6%
---------------------------------------------------------
Airtran Holdings, Inc. (a)        8,871         91,105
Alaska Air Group, Inc. (a)        3,874        147,599
Allegiant Travel Co. (a)            502         15,813
ExpressJet Holdings, Inc. (a)     4,588         26,794
Frontier Airlines Holdings,
  Inc. (a)                        3,357         20,176
JetBlue Airways Corp. (a)        17,414        200,435
Mesa Air Group, Inc. (a)          3,150         23,720
Republic Airways Holdings,
  Inc. (a)                        3,072         70,533
SkyWest, Inc.                     6,223        166,963
                                         --------------
                                               763,138
APPAREL - 1.3%
---------------------------------------------------------
Carter's, Inc. (a)                4,743        120,188
Cherokee, Inc.                      719         30,960
Columbia Sportswear Co.           1,286         80,131
CROCS, Inc. (a)                     969         45,785
Deckers Outdoor Corp. (a)         1,067         75,778
Gymboree Corp. (a)                3,251        130,268
Hartmarx Corp. (a)                2,941         21,763
Heelys, Inc. (a)                    644         18,895
Iconix Brand Group, Inc. (a)      4,684         95,554
K-Swiss, Inc., Class A            2,528         68,306
Maidenform Brands, Inc. (a)       1,348         31,098
Oxford Industries, Inc.           1,478         73,072
Perry Ellis International,
  Inc. (a)                        1,010         32,310
                                 SHARES           VALUE
---------------------------------------------------------
APPAREL (CONTINUED)
---------------------------------------------------------
Phillips-Van Heusen Corp.         5,533  $     325,340
Quiksilver, Inc. (a)             11,927        138,353
Skechers U.S.A., Inc., Class
  A (a)                           1,198         40,217
Stride Rite Corp.                 3,471         53,419
Timberland Co., Class A (a)       4,890        127,287
True Religion Apparel, Inc.
  (a)                             1,245         20,219
Volcom, Inc. (a)                  1,281         44,015
Warnaco Group, Inc. (The) (a)     4,595        130,498
Weyco Group, Inc.                   611         15,874
                                         --------------
                                             1,719,330
AUTO MANUFACTURERS - 0.2%
---------------------------------------------------------
A.S.V., Inc. (a)                  1,938         29,574
CLARCOR, Inc.                     5,060        160,908
Smith (A.O.) Corp.                2,001         76,478
Wabash National Corp.             3,044         46,939
                                         --------------
                                               313,899
AUTO PARTS & EQUIPMENT - 1.0%
---------------------------------------------------------
Accuride Corp. (a)                2,100         30,660
Aftermarket Technology Corp.
  (a)                             2,124         51,571
American Axle &
  Manufacturing Holdings          5,070        138,664
ArvinMeritor, Inc.                6,887        125,688
Bandag, Inc.                      1,061         53,782
Commercial Vehicle Group,
  Inc. (a)                        2,059         42,415
Cooper Tire & Rubber Co.          5,994        109,630
Fuel Systems Solutions, Inc.
  (a)                             1,057         19,576
Keystone Automotive
  Industries, Inc. (a)            1,576         53,111
Lear Corp. (a)                    7,657        279,557
Miller Industries, Inc. (TN)
  (a)                               902         19,673
Modine Manufacturing Co.          3,281         75,135
Noble International, Ltd.         1,084         18,190
Superior Industries
  International, Inc.             2,247         46,805
Tenneco Automotive, Inc. (a)      4,422        112,584
Titan International, Inc.         2,242         56,790
Visteon Corp. (a)                12,508        106,818
                                         --------------
                                             1,340,649
BANKS - 8.7%
---------------------------------------------------------
1st Source Corp.                  1,180         30,881
Alabama National Bancorp          1,610        114,004
AMCORE Financial, Inc.            2,138         67,881
Americanwest Bancorp              1,047         22,552
Ameris Bancorp                    1,203         29,449
Anchor BanCorp Wisconsin,
  Inc.                            1,845         52,306
Apollo Investment Corp.          10,331        221,083
Ares Capital Corp.                5,064         92,013
Arrow Financial Corp.               987         22,109
BancFirst Corp.                     649         30,081
Bancorp, Inc. (a)                   982         25,532
BancTrust Financial Group,
  Inc.                              921         19,488
Bank Mutual Corp.                 5,944         67,583
Bank of Granite Corp.             1,491         26,719
Bank of the Ozarks, Inc.          1,097         31,506
BankAtlantic Bancorp, Inc.,
  Class A                         4,461         48,893
BankFinancial Corp.               2,391         38,902
BankUnited Financial Corp.,
  Class A                         3,060         64,903
Banner Corp.                      1,187         49,320
Berkshire Hills Bancorp,
  Inc.                              798         26,853
BFC Financial Corp. (a)           1,536          6,758
Boston Private Financial
  Holdings, Inc.                  3,445         96,184
Brookline Bancorp, Inc.           6,018         76,248
Cadence Financial Corp.             960         19,200
Camden National Corp.               613         26,604
Capital City Bank Group,
  Inc.                            1,275         42,458

                SEE ACCOMPANYING NOTE TO SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                        7        E*TRADE Russell 2000 Index Fund

--------------------------------------------------------------------------------
E*TRADE Russell 2000 Index Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                 SHARES           VALUE
---------------------------------------------------------
BANKS (CONTINUED)
---------------------------------------------------------
Capital Corp of The West            879  $      23,337
Capital Southwest Corp.             254         39,032
Capitol Bancorp, Ltd.             1,310         48,274
Cardinal Financial Corp.          2,260         22,555
Cascade Bancorp                   2,749         71,309
Cass Information Systems,
  Inc.                              549         18,534
Cathay General Bancorp            5,033        171,021
Centennial Bank Holdings,
  Inc. (a)                        5,770         49,911
Center Financial Corp.            1,129         22,320
Centerstate Banks of
  Florida, Inc.                     801         14,154
Central Pacific Financial
  Corp.                           2,978        108,905
Chemical Financial Corp.          2,450         72,985
Chittenden Corp.                  4,572        138,029
Citizens Banking Corp.            7,367        163,253
Citizens First Bancorp, Inc.        796         18,133
City Bank                         1,199         38,500
City Holding Co.                  1,736         70,221
Clifton Savings Bancorp,
  Inc.                            1,236         14,758
Coastal Financial Corp.           1,555         24,305
CoBiz, Inc.                       1,468         29,228
Columbia Bancorp. (Oregon)          934         22,425
Columbia Banking System,
  Inc.                            1,563         52,720
Community Bancorp (Nevada) (a)      797         24,508
Community Bank System, Inc.
  (California)                    2,920         61,086
Community Banks, Inc.             2,252         53,755
Community Trust Bancorp,
  Inc.                            1,420         51,447
Corus Bankshares, Inc.            3,816         65,101
CVB Financial Corp.               6,554         77,993
Dime Community Bancshares         2,320         30,694
Downey Financial Corp.            2,055        132,630
Enterprise Financial
  Services Corp.                    872         24,416
Farmers Capital Bank Corp.          669         19,655
First Bancorp North Carolina      1,099         23,497
First Bancorp Puerto Rico         6,853         90,871
First Busey Corp., Class A        1,411         30,238
First Charter Corp.               3,353         72,089
First Commonwealth Financial
  Corp.                           6,899         81,063
First Community Bancorp           2,249        127,158
First Community Bancshares,
  Inc.                              926         36,114
First Financial Bancorp           3,278         49,531
First Financial Bankshares,
  Inc.                            2,024         84,644
First Financial Corp.             1,301         40,266
First Financial Holdings,
  Inc.                            1,175         40,655
First Indiana Corp.               1,182         25,827
First Merchants Corp.             1,802         42,743
First Midwest Bancorp, Inc.       4,874        179,119
First Niagara Financial
  Group, Inc.                    10,862        151,090
First Place Financial Corp.       1,617         34,685
First Regional Bancorp
  (California) (a)                  756         22,453
First Republic Bank               2,482        133,283
First South Bancorp, Inc.
  (North Carolina)                  769         23,601
First State Bancorp               1,989         44,852
FirstFed Financial Corp. (a)      1,622         92,178
FirstMerit Corp.                  7,796        164,574
Flagstar Bancorp, Inc.            3,835         45,828
Flushing Financial Corp.          1,775         28,808
FNB Corp.                         5,902         99,449
FNB Corp. (Virginia)                680         24,364
Franklin Bank Corp. (a)           2,287         40,869
Fremont General Corp.             6,432         44,574
Frontier Financial Corp.          3,888         97,006
GB&T Bancshares, Inc.             1,303         23,623
                                 SHARES           VALUE
---------------------------------------------------------
BANKS (CONTINUED)
---------------------------------------------------------
Glacier Bancorp, Inc.             5,104  $     122,700
Great Southern Bancorp, Inc.        972         28,460
Greater Bay Bancorp               4,921        132,326
Greene County Bancshares, Inc.      805         27,298
Hancock Holding Co.               2,640        116,107
Hanmi Financial Corp.             3,974         75,744
Harleysville National Corp.       2,823         50,306
Harris & Harris Group, Inc.
  (a)                             1,961         25,336
Heartland Financial USA,
  Inc.                            1,344         35,952
Heritage Commerce Corp.           1,098         27,988
Home Bancshares, Inc.,
  Cornway, AR                     1,057         23,307
Home Federal Bancorp, Inc.
  (Idaho)                           576          8,945
Horizon Financial Corp.           1,147         25,326
IBERIABANK Corp.                  1,282         71,356
Independent Bank Corp.
  (Massachusetts)                 1,472         48,488
Independent Bank Corp.
  (Michigan)                      2,241         45,649
Integra Bank Corp.                1,709         38,094
International Bancshares
  Corp.                           4,547        134,909
Intervest Bancshares Corp. (a)      488         14,006
Investors Bancorp, Inc. (a)       5,193         74,987
Irwin Financial Corp.             1,976         36,833
ITLA Capital Corp.                  514         26,738
Kearny Financial Corp.            2,024         29,105
KNBT Bancorp, Inc.                2,830         41,714
Lakeland Bancorp, Inc.            1,765         23,916
Lakeland Financial Corp.          1,119         25,401
Macatawa Bank Corp.               1,344         24,730
MAF Bancorp, Inc.                 3,288        135,926
MainSource Financial Group,
  Inc.                            1,749         29,698
MB Financial, Inc.                2,779        100,072
MBT Financial Corp.               1,396         18,022
Medallion Financial Corp.         1,300         14,872
Mercantile Bank Corp.               742         24,100
MetroCorp Bancshares, Inc.          615         13,038
Mid-State Bancshares              2,180         79,984
Midwest Banc Holdings, Inc.       1,758         31,134
Nara Bancorp, Inc.                1,968         34,460
NASB Financial, Inc.                367         12,779
National Penn Bancshares,
  Inc.                            4,694         88,717
NBT Bancorp, Inc.                 3,359         78,701
Net.Bank, Inc.                    5,000         11,050
NewAlliance Bancshares, Inc.     11,123        180,304
Northwest Bancorp, Inc.           1,825         49,439
OceanFirst Financial Corp.          824         14,296
Old National Bancorp
  (Indiana)                       6,559        119,243
Old Second Bancorp, Inc.          1,258         34,469
Omega Financial Corp.             1,168         33,300
Oriental Financial Group,
  Inc.                            1,947         22,936
Oritani Financial Corp. (a)       1,219         18,285
Pacific Capital Bancorp           4,563        146,564
Park National Corp.               1,161        109,691
Partners Trust Financial
  Group, Inc.                     4,395         50,235
PennFed Financial Services,
  Inc.                              887         19,221
Peoples Bancorp, Inc.               983         25,961
PFF Bancorp, Inc.                 2,393         72,580
Pinnacle Financial Partners,
  Inc. (a)                        1,498         45,704
Placer Sierra Bancshares          1,087         29,414
Preferred Bank (California)         598         23,448
Premierwest Bancorp               1,355         18,306
PrivateBancorp, Inc.              1,737         63,505
Prosperity Bancshares, Inc.       3,406        118,324
Provident Bankshares Corp.        3,220        105,809
Provident Financial
  Services, Inc.                  6,285        109,673

                SEE ACCOMPANYING NOTE TO SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                        8        E*TRADE Russell 2000 Index Fund

--------------------------------------------------------------------------------
E*TRADE Russell 2000 Index Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                 SHARES           VALUE
---------------------------------------------------------
BANKS (CONTINUED)
---------------------------------------------------------
Provident New York Bancorp        4,010  $      56,741
Renasant Corp.                    1,439         35,515
Republic Bancorp, Inc.,
  Class A                           733         16,571
Rockville Financial, Inc.           811         12,189
Roma Financial Corp. (a)            941         14,586
Royal Bancshares of
  Pennsylvania, Class A             446         10,593
S&T Bancorp, Inc.                 2,540         83,922
Sanders Morris Harris Group,
  Inc.                            1,569         16,710
Sandy Spring Bancorp, Inc.        1,446         50,089
Santander BanCorp                   406          7,150
SCBF Financial Corp.                845         30,640
Seacoast Banking Corp. of
  Florida                         1,342         30,423
Security Bank Corp.               1,483         29,868
Shore Bancshares, Inc.              790         20,896
Sierra Bancorp                      565         15,854
Signature Bank (a)                2,865         93,227
Simmons First National
  Corp., Class A                  1,323         39,783
Smithtown Bancorp, Inc.             809         21,021
Southside Bancshares, Inc.          975         22,337
Southwest Bancorp, Inc.           1,312         33,705
Sterling Bancorp (New York)       1,742         31,530
Sterling Bancshares, Inc.         6,700         74,906
Sterling Financial Corp.
  (Pennsylvania)                  2,486         55,189
Sterling Financial Corp.
  (Washington)                    4,914        153,268
Suffolk Bancorp                     955         30,827
Sun Bancorp, Inc. (New
  Jersey) (a)                     1,402         26,063
Superior Bancorp (a)              2,875         31,050
Susquehanna Bancshares, Inc.      5,062        117,388
SVB Financial Group (a)           3,472        168,704
SY Bancorp, Inc.                  1,140         28,340
Taylor Capital Group, Inc.          563         19,705
Texas Capital Bancshares,
  Inc. (a)                        2,270         46,535
TierOne Corp.                     1,773         47,942
Tompkins Trustco, Inc.              615         25,744
TriCo Bancshares                  1,279         30,274
TrustCo Bank Corp. (New
  York)                           7,333         70,250
Trustmark Corp.                   4,776        133,919
UCBH Holdings, Inc.               9,577        178,324
UMB Financial Corp.               3,091        116,716
Umpqua Holdings Corp.             5,481        146,726
Union Bankshares Corp.            1,227         31,828
United Bankshares, Inc.           3,631        127,194
United Community Banks, Inc.      3,637        119,257
United Community Financial
  Corp.                           2,516         27,802
United Security Bancshares
  (California)                      656         12,510
Univest Corp. of
  Pennsylvania                    1,066         26,405
USB Holding Co., Inc.             1,093         24,800
ViewPoint Financial Group         1,096         19,016
Vineyard National Bancorp           856         19,722
Virginia Commerce Bancorp (a)     1,446         31,306
Virginia Financial Group,
  Inc.                              999         25,904
W Holding Co., Inc.              10,292         51,460
Washington Trust Bancorp,
  Inc.                            1,067         28,606
Wauwatosa Holdings, Inc. (a)        969         16,938
WesBanco, Inc.                    2,143         66,154
West Bancorporation               1,627         24,551
West Coast Bancorp                1,511         48,307
Westamerica Bancorp               3,071        147,930
Western Alliance Bancorp (a)      1,281         39,762
Westfield Financial, Inc.         1,170         12,542
Willow Financial Bancorp,
  Inc.                            1,477         19,053
Wilshire Bancorp, Inc.            1,415         23,206
Wintrust Financial Corp.          2,503        111,659
                                 SHARES           VALUE
---------------------------------------------------------
BANKS (CONTINUED)
---------------------------------------------------------
WSFS Financial Corp.                548  $      35,335
Yardville National Bancorp          904         32,824
                                         --------------
                                            11,838,028
BEVERAGES - 0.1%
---------------------------------------------------------
Boston Beer Co., Inc., Class
  A (a)                             871         29,048
Coca-Cola Bottling Co.
  Consolidated                      432         24,464
Farmer Brothers Co.                 620         14,074
Green Mountain Coffee
  Roasters, Inc. (a)                442         27,868
Jones Soda Co. (a)                2,347         47,456
National Beverage Corp.             774         13,576
Peet's Coffee & Tea, Inc. (a)     1,282         35,409
                                         --------------
                                               191,895
BIOTECHNOLOGY - 1.8%
---------------------------------------------------------
Advanced Magnetics, Inc. (a)        938         56,533
ADVENTRX Pharmaceuticals,
  Inc. (a)                        5,980         14,950
Affymax, Inc. (a)                   426         13,717
Affymetrix, Inc. (a)              6,593        198,251
Alexion Pharmaceuticals,
  Inc. (a)                        3,450        149,178
Applera Corp. - Celera
  Genomics Group (a)              7,523        106,827
Arena Pharmaceuticals, Inc.
  (a)                             5,930         64,400
Ariad Pharmaceuticals, Inc.
  (a)                             6,050         27,164
Bio-Rad Laboratories, Inc.,
  Class A (a)                     1,819        127,039
BioCryst Pharmaceuticals,
  Inc. (a)                        2,131         17,836
Cambrex Corp.                     2,835         69,741
Coley Pharmaceutical Group,
  Inc. (a)                        1,694         16,228
Cytokinetics, Inc. (a)            3,111         21,653
deCODE Genetics, Inc. (a)         5,705         20,823
Diversa Corp. (a)                 2,825         22,063
Encysive Pharmaceuticals,
  Inc. (a)                        5,794         15,702
Enzo Biochem, Inc. (a)            3,119         47,034
Enzon Pharmaceuticals, Inc.
  (a)                             4,060         33,089
Exelixis, Inc. (a)                9,201         91,458
Genitope Corp. (a)                2,436         10,109
Genomic Health, Inc. (a)          1,154         20,010
GTx, Inc. (a)                     1,329         27,112
Human Genome Sciences, Inc.
  (a)                            12,845        136,414
Illumina, Inc. (a)                5,282        154,763
Incyte Corp. (a)                  7,906         52,101
Integra LifeSciences
  Holdings Corp. (a)              1,859         84,733
Keryx Biopharmaceuticals,
  Inc. (a)                        4,213         44,321
Lexicon Genetics, Inc. (a)        7,077         25,689
Lifecell Corp. (a)                3,274         81,752
Martek Biosciences Corp. (a)      3,134         64,623
Maxygen, Inc. (a)                 2,733         30,473
Molecular Insight
  Pharmaceuticals, Inc. (a)         501          5,952
Momenta Pharmaceuticals,
  Inc. (a)                        2,320         30,067
Monogram Biosciences, Inc.
  (a)                            12,089         23,453
Myriad Genetics, Inc. (a)         4,196        144,594
Nektar Therapeutics (a)           8,748        114,249
Northfield Laboratories,
  Inc. (a)                        2,178          7,863
Northstar Neuroscience, Inc.
  (a)                             1,057         13,530
Panacos Pharmaceuticals,
  Inc. (a)                        4,671         21,627
Peregrine Pharmaceuticals,
  Inc. (a)                       17,522         17,172
PRA International (a)             1,747         37,665
Regeneron Pharmaceuticals,
  Inc. (a)                        5,084        109,916
Replidyne, Inc. (a)                 424          2,357
Sangamo Biosciences, Inc. (a)     2,679         18,217
Savient Pharmaceuticals,
  Inc. (a)                        5,091         61,194
Telik, Inc. (a)                   4,848         26,325
                                         --------------
                                             2,479,967

                SEE ACCOMPANYING NOTE TO SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                        9        E*TRADE Russell 2000 Index Fund

--------------------------------------------------------------------------------
E*TRADE Russell 2000 Index Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                 SHARES           VALUE
---------------------------------------------------------
BUILDING MATERIALS - 0.8%
---------------------------------------------------------
Aaon, Inc.                          868  $      22,681
Apogee Enterprises, Inc.          2,750         55,110
Builders FirstSource, Inc.
  (a)                             1,423         22,868
Ceradyne, Inc. (a)                2,621        143,474
Drew Industries, Inc. (a)         1,809         51,882
Genlyte Group, Inc. (The) (a)     2,424        171,013
Goodman Global, Inc. (a)          2,302         40,561
Interline Brands, Inc. (a)        2,563         56,181
LSI Industries, Inc.              1,990         33,313
NCI Building Systems, Inc.
  (a)                             1,999         95,432
PGT, Inc. (a)                       946         11,352
Simpson Manufacturing Co.,
  Inc.                            3,617        111,548
Texas Industries, Inc.            2,261        170,773
Trex Co., Inc. (a)                1,101         23,705
Universal Forest Products,
  Inc.                            1,638         81,163
US Concrete, Inc. (a)             3,099         24,234
                                         --------------
                                             1,115,290
CHEMICALS - 2.0%
---------------------------------------------------------
American Vanguard Corp.           1,642         28,062
Arch Chemicals, Inc.              2,341         73,086
Balchem Corp.                     1,615         28,553
CF Industries Holdings, Inc.      5,516        212,642
Ferro Corp.                       4,170         90,114
Georgia Gulf Corp.                3,342         54,174
H.B. Fuller Co.                   5,748        156,748
Hercules, Inc. (a)               11,391        222,580
Innophos Holdings, Inc.             706         12,207
Innospec, Inc.                    1,201         69,226
Kronos Worldwide, Inc.              221          7,163
MacDermid, Inc.                   2,703         94,254
Metabolix, Inc. (a)                 664         11,042
Minerals Technologies, Inc.       1,943        120,777
Myers Industries, Inc.            2,605         48,661
Newmarket Corp.                   1,683         68,448
NL Industries, Inc.                 632          6,889
Olin Corp.                        7,067        119,715
OM Group, Inc. (a)                2,865        128,008
Omnova Solutions, Inc. (a)        3,843         20,983
Pioneer Cos., Inc. (a)            1,092         30,183
PolyOne Corp. (a)                 9,042         55,156
Raven Industries, Inc.            1,572         44,094
Rockwood Holdings, Inc. (a)       3,439         95,191
Schulman (A.), Inc.               2,345         55,248
Sensient Technologies Corp.       4,529        116,758
Spartech Corp.                    3,132         91,893
Stepan Co.                          582         15,277
Symyx Technologies, Inc. (a)      3,188         56,491
Terra Industries, Inc. (a)        9,301        162,767
Tronox, Inc., Class B             3,905         54,592
UAP Holding Corp.                 4,975        128,604
W.R. Grace & Co. (a)              6,631        175,191
Zoltek Cos., Inc. (a)             1,626         56,796
                                         --------------
                                             2,711,573
COAL - 0.1%
---------------------------------------------------------
Alpha Natural Resources,
  Inc. (a)                        5,054         78,994
International Coal Group,
  Inc. (a)                       11,102         58,286
James River Coal Co. (a)          1,475         11,018
Westmoreland Coal Co. (a)           633         12,755
                                         --------------
                                               161,053
COMMERCIAL SERVICES - 6.1%
---------------------------------------------------------
Aaron Rents, Inc.                 4,277        113,084
ABM Industries, Inc.              4,274        112,791
ACCO Brands Corp. (a)             4,401        106,020
                                 SHARES           VALUE
---------------------------------------------------------
COMMERCIAL SERVICES (CONTINUED)
---------------------------------------------------------
Actuant Corp., Class A            2,666  $     135,326
Administaff, Inc.                 2,231         78,531
Advance America Cash Advance
  Centers, Inc.                   6,600        101,574
Advisory Board (The) Co. (a)      1,822         92,230
Albany Molecular Research,
  Inc. (a)                        2,359         23,236
Arbitron, Inc.                    2,942        138,127
Bankrate, Inc. (a)                  998         35,170
Barrett Business Services           617         14,222
BearingPoint, Inc. (a)           18,200        139,412
Bowne & Co., Inc.                 2,918         45,900
Bright Horizons Family
  Solutions, Inc. (a)             2,548         96,187
Capella Education Co. (a)           340         11,404
CBIZ, Inc. (a)                    5,080         36,068
CDI Corp.                         1,187         34,328
Central Parking Corp.               946         20,982
Cenveo, Inc. (a)                  5,202        126,409
Chemed Corp.                      2,556        125,142
Coinmach Service Corp.,
  Class A                         2,444         25,931
Coinstar, Inc. (a)                2,724         85,261
Consolidated Graphics, Inc.
  (a)                             1,100         81,455
Corinthian Colleges, Inc. (a)     8,419        115,761
Cornell Cos., Inc. (a)            1,079         21,817
CorVel Corp. (a)                    730         22,083
CoStar Group, Inc. (a)            1,640         73,275
CRA International, Inc. (a)       1,069         55,780
Cross Country Healthcare,
  Inc. (a)                        3,034         55,310
Deluxe Corp.                      5,014        168,119
DeVry, Inc.                       5,959        174,897
Diamond Management &
  Technology Consultants,
  Inc.                            2,855         33,375
Dollar Financial Corp. (a)        1,140         28,842
Dollar Thrifty Automotive
  Group (a)                       2,408        122,904
DynCorp International, Inc.,
  Class A (a)                     2,445         36,895
Educate, Inc. (a)                 1,640         12,562
Electro Rent Corp. (a)            1,767         25,445
Euronet Worldwide, Inc. (a)       3,428         92,076
Exlservice Holdings Inc. (a)        508         10,480
Exponent, Inc. (a)                1,376         27,451
First Advantage Corp., Class
  A (a)                             610         14,622
First Consulting Group, Inc.
  (a)                             1,999         18,191
Forrester Research, Inc. (a)      1,357         38,485
FTI Consulting, Inc. (a)          4,243        142,522
Gartner, Inc., Class A (a)        5,206        124,684
Geo Group, Inc. (The) (a)         2,527        114,524
Gevity HR, Inc.                   2,478         48,916
Global Cash Access Holdings,
  Inc. (a)                        3,253         54,293
GSI Commerce, Inc. (a)            3,825         86,407
H&E Equipment Services, Inc.
  (a)                             1,063         22,855
Harris Interactive, Inc. (a)      5,024         30,295
Healthcare Services Group,
  Inc.                            2,664         76,324
Healthspring, Inc. (a)            1,742         41,024
Heartland Payment Systems,
  Inc.                            1,359         32,127
Heidrick & Struggles
  International, Inc. (a)         1,792         86,822
Home Solutions of America,
  Inc. (a)                        4,454         21,157
Hudson Highland Group, Inc.
  (a)                             2,399         37,400
Huron Consulting Group, Inc.
  (a)                             1,791        108,964
ICT Group, Inc. (a)                 639         11,183
Interactive Data Corp.            3,504         86,724
j2 Global Communications,
  Inc. (a)                        4,855        134,581
Jackson Hewitt Tax Service,
  Inc.                            3,209        103,266
Kelly Services, Inc., Class
  A                               1,911         61,534
Kendle International, Inc.
  (a)                             1,199         42,588

                SEE ACCOMPANYING NOTE TO SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                       10        E*TRADE Russell 2000 Index Fund

--------------------------------------------------------------------------------
E*TRADE Russell 2000 Index Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                 SHARES           VALUE
---------------------------------------------------------
COMMERCIAL SERVICES (CONTINUED)
---------------------------------------------------------
Kenexa Corp. (a)                  1,864  $      58,026
Kforce, Inc. (a)                  2,698         37,151
Korn/Ferry International (a)      4,141         94,995
Labor Ready, Inc. (a)             4,954         94,076
Landauer, Inc.                      887         44,776
LECG Corp. (a)                    2,261         32,739
Lincoln Educational Services
  Corp. (a)                         379          5,386
Live Nation, Inc. (a)             6,235        137,544
MAXIMUS, Inc.                     2,095         72,236
Mcgrath Rentcorp                  2,145         67,932
Medifast, Inc. (a)                1,028          7,360
Midas, Inc. (a)                   1,440         31,061
Mobile Mini, Inc. (a)             3,445         92,257
Monro Muffler, Inc.               1,156         40,576
Morningstar, Inc. (a)             1,374         70,953
MPS Group, Inc. (a)              10,083        142,674
Navigant Consulting, Co. (a)      4,155         82,103
Net 1 UEPS Technologies,
  Inc. (a)                        4,928        122,609
On Assignment, Inc. (a)           3,319         41,189
Parexel International Corp.
  (a)                             2,654         95,464
PeopleSupport, Inc. (a)           2,289         26,209
Perficient, Inc. (a)              1,717         33,962
PharmaNet Development Group,
  Inc. (a)                        1,684         43,784
PHH Corp. (a)                     5,206        159,095
Pre-Paid Legal Services,
  Inc. (a)                          888         44,498
Providence Service Corp.
  (The) (a)                       1,113         26,400
QC Holdings, Inc.                   481          6,392
Rent-A-Center, Inc. (a)           6,785        189,844
Resources Connection, Inc.
  (a)                             4,704        150,481
Rewards Network, Inc. (a)         2,458         13,027
Rollins, Inc.                     2,890         66,499
SAIC, Inc. (a)                    8,429        145,990
Senomyx, Inc. (a)                 2,766         34,243
Sotheby's Holdings, Inc.,
  Class A                         6,381        283,827
Source Interlink Cos., Inc.
  (a)                             3,216         21,579
Spherion Corp. (a)                5,619         49,560
Stamps.com, Inc. (a)              1,731         24,874
Standard Parking Corp. (a)          482         17,048
Stewart Enterprises, Inc.,
  Class A                        10,270         82,776
Strayer Education, Inc.           1,401        175,125
Synagro Technologies, Inc.        5,697         32,473
Team, Inc. (a)                      600         22,890
TeleTech Holdings, Inc. (a)       3,191        117,078
TNS, Inc. (a)                     2,354         37,876
Universal Technical
  Institute, Inc. (a)             2,242         51,745
Valassis Communications,
  Inc. (a)                        4,670         80,277
Vertrue, Inc. (a)                   701         33,725
Viad Corp.                        2,168         83,685
Volt Information Sciences,
  Inc. (a)                        1,216         31,847
Watson Wyatt & Co. Holdings       4,241        206,325
World Fuel Services Corp.         2,689        124,393
Wright Express Corp. (a)          3,938        119,440
                                         --------------
                                             8,303,424
COMPUTERS - 3.1%
---------------------------------------------------------
3D Systems Corp. (a)              1,426         31,244
Agile Software Corp. (a)          5,278         36,682
Ansoft Corp. (a)                  1,604         50,751
BISYS Group, Inc. (a)            11,771        134,896
Black Box Corp.                   1,707         62,374
Brocade Communications
  Systems, Inc. (a)              39,569        376,697
CACI International, Inc.,
  Class A (a)                     2,986        139,924
CIBER, Inc. (a)                   5,062         39,838
COMSYS IT Partners, Inc. (a)      1,524         30,328
                                 SHARES           VALUE
---------------------------------------------------------
COMPUTERS (CONTINUED)
---------------------------------------------------------
Comtech Group, Inc. (a)           1,356  $      23,703
Covansys Corp. (a)                3,050         75,274
Dendrite International, Inc.
  (a)                             3,644         57,065
Echelon Corp. (a)                 2,859         30,134
Electronics For Imaging,
  Inc. (a)                        5,659        132,704
Extreme Networks, Inc. (a)       11,649         49,275
Gateway, Inc. (a)                26,773         58,633
Hutchinson Technology, Inc.
  (a)                             2,424         56,600
Hypercom Corp. (a)                4,977         29,663
iGATE Corp. (a)                   2,043         16,834
IHS, Inc., Class A (a)            2,283         93,854
Imation Corp.                     3,409        137,655
infoUSA, Inc.                     3,116         29,976
Integral Systems, Inc.            1,020         24,653
InterVoice, Inc. (a)              3,572         23,718
Isilon Systems, Inc. (a)            836         13,518
Jack Henry & Associates,
  Inc.                            7,771        186,893
Komag, Inc. (a)                   3,003         98,288
Kronos, Inc. (a)                  3,132        167,562
Magma Design Automation,
  Inc. (a)                        3,480         41,621
Manhattan Associates, Inc.
  (a)                             2,684         73,622
Maxwell Technologies, Inc.
  (a)                             1,356         16,977
Mentor Graphics Corp. (a)         8,517        139,168
Mercury Computer Systems,
  Inc. (a)                        2,172         30,126
MICROS Systems, Inc. (a)          3,896        210,345
Mobility Electronics, Inc.
  (a)                             2,646          8,229
MTS Systems Corp.                 1,783         69,252
NetScout Systems, Inc. (a)        2,436         22,046
Palm, Inc. (a)                    8,957        162,390
Perot Systems Corp., Class A
  (a)                             8,445        150,912
QAD, Inc.                         1,415         12,876
Quantum Corp. (a)                18,970         51,219
Quest Software, Inc. (a)          6,549        106,552
Rackable Systems, Inc. (a)        2,705         45,904
Radiant Systems, Inc. (a)         2,422         31,559
RadiSys Corp. (a)                 1,957         31,977
SafeNet, Inc. (a)                 2,545         72,023
ScanSource, Inc. (a)              2,507         67,288
Secure Computing Corp. (a)        5,201         40,048
SI International, Inc. (a)        1,190         34,165
Sigma Designs, Inc. (a)           2,223         58,376
Silicon Storage Technology,
  Inc. (a)                        8,841         43,586
Sonic Solutions, Inc. (a)         2,383         33,600
SonicWALL, Inc. (a)               6,295         52,626
SRA International, Inc.,
  Class A (a)                     3,743         91,179
Stratasys, Inc. (a)                 939         40,114
SYKES Enterprises, Inc. (a)       2,856         52,093
Synaptics, Inc. (a)               2,363         60,446
Syntel, Inc.                        798         27,651
Talx Corp.                        3,134        103,829
Tyler Technologies, Inc. (a)      3,828         48,616
                                         --------------
                                             4,239,151
COMPUTERS, PERIPHERAL & SOFTWARE - 0.6%
---------------------------------------------------------
Access Integrated
  Technologies, Inc., Class
  A (a)                           1,246          6,766
Actuate Corp. (a)                 5,229         27,295
Art Technology Group, Inc.
  (a)                            12,433         28,845
Bottomline Technologies,
  Inc. (a)                        1,903         20,743
Digi International, Inc. (a)      2,304         29,261
DivX, Inc. (a)                      861         17,254
ENGlobal Corp. (a)                1,494          8,292
i2 Technologies, Inc. (a)         1,314         31,536
Knot, Inc. (The) (a)              1,883         40,541
Merge Technologies, Inc. (a)      2,419         11,780

                SEE ACCOMPANYING NOTE TO SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                       11        E*TRADE Russell 2000 Index Fund

--------------------------------------------------------------------------------
E*TRADE Russell 2000 Index Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------


                                 SHARES           VALUE
---------------------------------------------------------
COMPUTERS, PERIPHERAL & SOFTWARE (CONTINUED)
---------------------------------------------------------
Move, Inc. (a)                    9,471  $      52,469
Ness Technologies, Inc. (a)       3,015         38,532
Netgear, Inc. (a)                 3,239         92,409
Phase Forward, Inc. (a)           3,316         43,539
Raser Technologies, Inc. (a)      1,749          9,095
Rightnow Technologies, Inc.
  (a)                             1,418         23,227
Smith Micro Software, Inc.
  (a)                             2,222         41,396
Ultimate Software Group,
  Inc. (a)                        2,335         61,154
VA Software Corp. (a)             6,095         24,563
Vignette Corp. (a)                2,908         54,001
WebSideStory, Inc. (a)            1,653         21,406
Witness Systems, Inc. (a)         3,274         88,234
                                         --------------
                                               772,338
COSMETICS / PERSONAL CARE - 0.2%
---------------------------------------------------------
Chattem, Inc. (a)                 1,704        100,434
Elizabeth Arden, Inc. (a)         2,536         55,335
Inter Parfums, Inc.                 388          8,148
Parlux Fragrances, Inc. (a)       1,000          5,580
Physicians Formula Holdings,
  Inc. (a)                          661         12,480
Revlon, Inc., Class A (a)        17,894         19,147
                                         --------------
                                               201,124
DISTRIBUTION / WHOLESALE - 0.8%
---------------------------------------------------------
Beacon Roofing Supply, Inc.
  (a)                             4,278         69,218
Bluelinx Holdings, Inc.           1,110         11,655
Brightpoint, Inc. (a)             4,914         56,216
Building Materials Holding
  Corp.                           2,736         49,549
Central European
  Distribution Corp. (a)          3,578        104,155
Columbus McKinnon Corp. (NY)
  (a)                             1,788         40,033
Comfort Systems USA, Inc.         3,936         47,153
Core-Mark Holding Co., Inc.
  (a)                               919         32,790
Directed Electronics, Inc.
  (a)                               884          7,921
Houston Wire & Cable Co. (a)        787         22,052
LKQ Corp. (a)                     4,369         95,506
MWI Veterinary Supply, Inc.
  (a)                               518         17,094
Nuco2, Inc. (a)                   1,439         36,292
Owens & Minor, Inc.               3,918        143,908
United Stationers, Inc. (a)       2,976        178,322
Watsco, Inc.                      2,723        139,064
                                         --------------
                                             1,050,928
DIVERSIFED FINANCIAL SERVICES - 2.1%
---------------------------------------------------------
Abington Community Bancorp,
  Inc.                              617         12,254
Accredited Home Lenders
  Holding Co. (a)                 2,084         19,319
Advanta Corp., Class B            1,888         82,770
Asset Acceptance Capital
  Corp. (a)                       1,472         22,772
Asta Funding, Inc.                1,090         47,066
Calamos Asset Management,
  Inc.                            2,189         48,858
CharterMac                        5,091         98,511
Clayton Holdings, Inc. (a)          763         11,704
Cohen & Steers, Inc.              1,294         55,745
Compass Diversified Trust         1,238         20,761
CompuCredit Corp. (a)             2,196         68,559
Credit Acceptance Corp. (a)         823         22,377
Darwin Professional
  Underwriters, Inc. (a)            484         12,173
Doral Financial Corp.             8,331         13,663
eSpeed, Inc. (a)                  1,902         18,069
Federal Agricultural
  Mortgage Corp., Class C         1,028         27,962
Financial Federal Corp.           2,646         69,643
Friedman Billings Ramsey
  Group, Inc. (a)                14,356         79,245
GAMCO Investors, Inc.               533         23,095
                                 SHARES           VALUE
---------------------------------------------------------
DIVERSIFED FINANCIAL SERVICES (CONTINUED)
---------------------------------------------------------
GFI Group, Inc. (a)               1,165  $      79,185
Gladstone Capital Corp.           1,142         27,043
Gladstone Investment Corp.        1,216         18,082
Greenhill & Co., Inc.             1,722        105,714
International Securities
  Exchange Holdings, Inc.         3,718        181,438
KBW Inc. (a)                        641         22,281
Knight Capital Group, Inc.
  (a)                            10,201        161,584
LaBranche & Co, Inc. (a)          5,181         42,277
MarketAxess Holdings, Inc.
  (a)                             3,155         52,815
Marlin Business Services
  Corp. (a)                       1,098         24,024
MCG Capital Corp.                 5,607        105,187
MVC Capital, Inc.                 2,164         33,867
National Financial Partners
  Corp.                           3,654        171,409
NewStar Financial, Inc. (a)       1,385         23,213
NGP Capital Resources Co.         1,614         25,517
Ocwen Financial Corp. (a)         3,345         43,050
OptionsXpress Holdings, Inc.      2,027         47,716
Penson Worldwide, Inc. (a)          705         21,284
Phoenix Cos., Inc. (The)         11,005        152,749
Piper Jaffray Cos. (a)            1,816        112,483
Portfolio Recovery
  Associates, Inc. (a)            1,553         69,341
Resource America, Inc.,
  Class A                         1,458         34,453
S1 Corp. (a)                      6,582         39,492
StarTek Holdings, Inc.            1,050         10,279
Stifel Financial Corp. (a)        1,494         66,184
SWS Group, Inc.                   2,240         55,574
Technology Investment
  Capital Corp.                   1,805         30,523
Thomas Weisel Partners
  Group, Inc. (a)                   629         11,964
TradeStation Group, Inc. (a)      2,381         29,977
United Panam Financial Corp.
  (a)                               908         11,350
Waddell & Reed Financial,
  Inc.                            8,282        193,136
World Acceptance Corp. (a)        1,791         71,550
                                         --------------
                                             2,829,287
ELECTRIC  - 1.7%
---------------------------------------------------------
Allete, Inc.                      2,454        114,405
Avista Corp.                      5,081        123,113
Black Hills Corp.                 3,249        119,466
CH Energy Group, Inc.             1,540         74,983
Cleco Corp.                       5,523        142,659
Duquesne Light Holdings,
  Inc. Inc.                       8,663        171,441
El Paso Electric Co. (a)          4,731        124,662
Empire District Electric Co.
  (The)                           2,927         72,590
IDACORP, Inc.                     4,182        141,519
Integrated Electrical
  Services, Inc. (a)              1,422         35,166
ITC Holdings Corp.                1,767         76,493
MGE Energy, Inc.                  1,999         70,884
NorthWestern Corp.                3,468        122,871
Ormat Technologies, Inc.            805         33,778
Otter Tail Corp.                  2,879         98,577
Pike Electric Corp. (a)           1,481         26,776
Plug Power, Inc. (a)              6,712         21,210
PNM Resources, Inc.               7,607        245,706
Portland General Electric
  Co.                             2,626         76,679
UIL Holdings Corp.                2,399         83,245
UniSource Energy Corp.            3,427        128,684
Westar Energy, Inc.               8,734        240,360
                                         --------------
                                             2,345,267
ELECTRICAL COMPONENTS & EQUIPMENT - 1.1%
---------------------------------------------------------
Advanced Energy Industries,
  Inc. (a)                        3,444         72,462
American Superconductor
  Corp. (a)                       3,396         45,744
Anadigics, Inc. (a)               4,611         54,502
Belden CDT, Inc.                  4,263        228,454

                SEE ACCOMPANYING NOTE TO SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                       12        E*TRADE Russell 2000 Index Fund

--------------------------------------------------------------------------------
E*TRADE Russell 2000 Index Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                 SHARES           VALUE
---------------------------------------------------------
ELECTRICAL COMPONENTS & EQUIPMENT (CONTINUED)
---------------------------------------------------------
Bookham, Inc. (a)                 6,455  $      14,653
Capstone Turbine Corp. (a)       14,147         14,996
China BAK Battery, Inc. (a)       2,512          8,164
Color Kinetics, Inc. (a)          1,433         27,843
Eagle Test Systems, Inc. (a)        693         11,532
Encore Wire Corp.                 2,273         57,552
Energy Conversion Devices,
  Inc. (a)                        3,816        133,331
EnerSys (a)                       4,549         78,152
General Cable Corp. (a)           5,067        270,730
GrafTech International Ltd.
  (a)                             9,621         87,359
Greatbatch, Inc. (a)              2,061         52,555
Insteel Industries, Inc.          1,317         22,112
Littelfuse, Inc. (a)              2,181         88,549
Medis Technologies Ltd. (a)       2,022         34,192
Microtune, Inc. (a)               4,908         20,221
MoSys, Inc. (a)                   2,091         17,564
Nextest Systems Corp. (a)           486          6,804
Powell Industries, Inc. (a)         727         23,264
Power-One, Inc. (a)               6,838         39,113
Superior Essex, Inc. (a)          1,967         68,196
Universal Display Corp. (a)       2,197         33,153
Vicor Corp.                       1,873         18,767
                                         --------------
                                             1,529,964
ELECTRONICS - 2.7%
---------------------------------------------------------
Actel Corp. (a)                   2,526         41,730
Agilysys, Inc.                    2,983         67,028
American Science &
  Engineering, Inc. (a)             890         46,876
Analogig Corp.                    1,352         85,014
ATMI, Inc. (a)                    3,412        104,305
Badger Meter, Inc.                1,357         36,028
Barnes Group, Inc.                3,860         88,819
Bel Fuse, Inc., Class B             951         36,813
Benchmark Electronics, Inc.
  (a)                             6,888        142,306
Brady Corp.                       4,397        137,186
Checkpoint Systems, Inc. (a)      3,828         90,570
Cogent, Inc. (a)                  4,226         56,840
Coherent, Inc. (a)                3,027         96,077
CTS Corp.                         3,507         48,467
Cubic Corp.                       1,442         31,205
Cymer, Inc. (a)                   3,629        150,785
Daktronics, Inc.                  3,790        103,998
Diodes, Inc. (a)                  1,931         67,295
Dionex Corp. (a)                  1,953        133,019
EDO Corp.                         1,622         42,496
Electro Scientific
  Industries, Inc. (a)            2,833         54,507
Excel Technology, Inc. (a)        1,119         30,582
FEI Co. (a)                       2,327         83,912
Flir Systems, Inc. (a)            6,569        234,316
II-VI, Inc. (a)                   2,296         77,720
Ionatron, Inc. (a)                3,022         14,083
Itron, Inc. (a)                   2,478        161,169
KEMET Corp. (a)                   8,480         64,872
L-1 Identity Solutions, Inc.
  (a)                             6,326        104,442
LoJack Corp. (a)                  1,745         33,120
Measurement Specialties,
  Inc. (a)                        1,281         28,899
Methode Electronics, Inc.,
  Class A                         3,644         53,822
Multi-Fineline Electronix,
  Inc. (a)                          772         11,850
Newport Corp. (a)                 3,971         65,005
OSI Systems, Inc. (a)             1,368         36,170
Park Electrochemical Corp.        1,969         53,399
Photon Dynamics, Inc. (a)         1,581         19,936
Plexus Corp. (a)                  4,471         76,678
RAE Systems, Inc. (a)             3,642         10,453
                                 SHARES           VALUE
---------------------------------------------------------
ELECTRONICS (CONTINUED)
---------------------------------------------------------
Rofin-Sinar Technologies,
  Inc. (a)                        1,499  $      88,711
Rogers Corp. (a)                  1,703         75,528
Taser International, Inc. (a)     6,064         48,694
Technitrol, Inc.                  3,963        103,791
TTM Technologies, Inc. (a)        4,081         38,933
Varian, Inc. (a)                  3,019        175,887
Watts Water Technologies,
  inc.                            2,850        108,386
Woodward Governor Co.             2,937        120,916
X-Rite, Inc.                      2,651         34,330
Zygo Corp. (a)                    1,675         26,817
                                         --------------
                                             3,643,785
ENERGY - ALTERNATE SOURCES - 0.4%
---------------------------------------------------------
Aventine Renewable Energy
  Holdings, Inc. (a)              2,955         53,840
Evergreen Energy, Inc. (a)        6,707         44,065
Evergreen Solar, Inc. (a)         6,529         63,658
First Solar, Inc. (a)             2,149        111,769
FuelCell Energy, Inc. (a)         5,736         45,085
Headwaters, Inc. (a)              4,132         90,284
MGP Ingredients, Inc.               902         18,374
Pacific Ethanol, Inc. (a)         2,685         45,726
Quantum Fuel Systems
  Technologies Worldwide,
  Inc. (a)                        4,630          5,649
Sunpower Corp. (a)                1,117         50,823
Syntroleum Corp. (a)              3,651         11,391
US BioEnergy Corp. (a)            1,154         13,236
VeraSun Energy Corp. (a)          1,695         33,680
                                         --------------
                                               587,580
ENGINEERING & CONTRUCTION - 0.7%
---------------------------------------------------------
Dycom Industries, Inc. (a)        3,940        102,676
EMCOR Group, Inc. (a)             3,074        181,305
Granite Construction, Inc.        3,385        187,055
Infrasource Services, Inc.
  (a)                             2,607         79,592
Insituform Technologies,
  Inc., Class A (a)               2,656         55,218
Layne Christensen Co. (a)         1,109         40,390
Perini Corp. (a)                  2,125         78,328
Stanley Inc. (a)                    549          8,564
Sterling Constrution Co.,
  Inc. (a)                          772         14,714
Washington Group
  International, Inc. (a)         2,829        187,902
                                         --------------
                                               935,744
ENTERTAINMENT - 1.1%
---------------------------------------------------------
24/7 Real Media, Inc. (a)         4,735         38,022
Bally Technologies, Inc. (a)      5,095        120,140
Bluegreen Corp. (a)               1,939         21,891
Carmike Cinemas, Inc.             1,142         26,494
Century Casinos, Inc. (a)         1,884         15,543
Churchill Downs, Inc.               810         36,766
Dover Downs Gaming &
  Entertainment, Inc.             1,349         17,375
Dover Motorsports, Inc.           1,371          7,198
Equinix, Inc. (a)                 2,867        245,501
Great Wolf Resorts, Inc. (a)      2,486         32,890
Isle of Capri Casinos, Inc.
  (a)                             1,530         39,199
Lakes Entertainment, Inc. (a)     2,122         23,660
Macrovision Corp. (a)             5,053        126,578
Magna Entertainment Corp.,
  Class A (a)                     3,708         13,497
National CineMedia, Inc. (a)      4,210        112,407
Pinnacle Entertainment, Inc.
  (a)                             5,983        173,926
Progressive Gaming
  International Corp. (a)         3,166         14,247
RealNetworks, Inc. (a)           10,449         82,025
Shuffle Master, Inc. (a)          3,398         62,013

                SEE ACCOMPANYING NOTE TO SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                       13        E*TRADE Russell 2000 Index Fund

--------------------------------------------------------------------------------
E*TRADE Russell 2000 Index Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                 SHARES           VALUE
---------------------------------------------------------
ENTERTAINMENT (CONTINUED)
---------------------------------------------------------
Six Flags, Inc. (a)               6,950  $      41,770
Speedway Motorsports, Inc.        1,446         56,033
Steinway Musical Instruments        679         21,911
Vail Resorts, Inc. (a)            2,958        160,708
                                         --------------
                                             1,489,794
ENVIRONMENTAL CONTROL - 0.6%
---------------------------------------------------------
American Ecology Corp.            1,445         27,759
Basin Water, Inc. (a)               484          3,325
Calgon Carbon Corp. (a)           3,684         30,614
Casella Waste Systems, Inc.,
  Class A (a)                     2,037         19,881
Clean Harbors, Inc. (a)           1,533         69,322
Darling International, Inc.
  (a)                             7,901         51,357
Metal Management, Inc.            2,546        117,625
Mine Safety Appliances Co.        3,018        126,937
Rentech, Inc. (a)                13,505         42,406
Tetra Tech, Inc. (a)              5,608        106,889
Waste Connections, Inc. (a)       6,696        200,478
Waste Industries USA, Inc.          703         19,311
Waste Services, Inc. (a)          3,432         34,114
                                         --------------
                                               850,018
FOOD - 1.4%
---------------------------------------------------------
Arden Group, Inc., Class A          117         15,620
Chiquita Brands
  International, Inc.             3,979         55,786
Diamond Foods, Inc.               1,453         24,192
Flowers Foods, Inc.               5,052        152,419
Great Atlantic & Pacific Tea
  Co.                             1,882         62,445
Hain Celestial Group, Inc.
  (a)                             3,034         91,232
Imperial Sugar Co.                1,048         35,139
Ingles Markets, Inc., Class
  A                               1,148         46,884
J&J Snack Foods Corp.             1,295         51,140
Lance, Inc.                       2,861         57,907
M&F Worldwide Corp. (a)           1,030         49,038
Nash Finch Co.                    1,237         42,627
Pathmark Stores, Inc. (a)         5,085         65,088
Performance Food Group Co.
  (a)                             3,378        104,279
Pilgrim's Pride Corp.             3,955        131,267
Premium Standard Farms, Inc.      1,306         27,478
Ralcorp Holdings, Inc. (a)        2,588        166,408
Ruddick Corp.                     3,889        116,981
Sanderson Farms, Inc.             1,659         61,483
Seaboard Corp.                       34         76,840
Spartan Stores, Inc.              2,054         55,047
Tootsie Roll Industries,
  Inc.                            3,579        107,270
TreeHouse Foods, Inc. (a)         3,038         92,568
United Natural Foods, Inc.
  (a)                             4,124        126,359
Village Super Market, Class
  A                                 145         13,846
Weis Markets, Inc.                  932         41,660
Wild Oats Markets, Inc. (a)       2,820         51,324
                                         --------------
                                             1,922,327
FOREST PRODUCTS & PAPER - 0.5%
---------------------------------------------------------
Bowater, Inc.                     5,465        130,176
Buckeye Technologies, Inc.
  (a)                             3,680         47,766
Caraustar Industries, Inc.
  (a)                             2,748         17,258
Deltic Timber Corp.                 995         47,720
Glatfelter                        4,344         64,769
Mercer International, Inc.
  (a)                             2,517         30,103
Neenah Paper Inc                  1,443         57,345
Rock-Tenn Co.                     3,297        109,461
Schweitzer-Mauduit
  International, Inc.             1,432         35,585
Wausau Paper Corp.                4,381         62,911
Xerium Technologies, Inc.         1,829         14,669
                                         --------------
                                               617,763
                                 SHARES           VALUE
---------------------------------------------------------
GAS  - 0.2%
---------------------------------------------------------
EnergySouth, Inc.                   640  $      26,835
Laclede Group, Inc. (The)         2,084         64,771
Nicor, Inc.                       4,449        215,420
                                         --------------
                                               307,026
HAND / MACHINE TOOLS - 0.3%
---------------------------------------------------------
Baldor Electric Co.               4,319        162,999
Franklin Electric Co., Inc.       2,213        102,904
Regal-Beloit Corp.                3,004        139,326
                                         --------------
                                               405,229
HEALTH CARE - 5.0%
---------------------------------------------------------
Abiomed, Inc. (a)                 2,862         39,095
Accuray, Inc. (a)                 1,601         35,606
Adeza Biomedical Corp. (a)        1,422         33,957
Air Methods Corp. (a)               962         23,107
Alliance Imaging, Inc. (a)        1,436         12,536
Amedisys, Inc. (a)                2,507         81,313
American Medical Systems
  Holdings, Inc. (a)              6,822        144,422
AMERIGROUP Corp. (a)              5,051        153,550
AMN Healthcare Services,
  Inc. (a)                        3,476         78,627
AmSurg Corp. (a)                  2,911         71,290
Angiodynamics, Inc. (a)           1,921         32,446
Apria Healthcare Group, Inc.
  (a)                             4,144        133,644
Arrow International, Inc.         2,223         71,492
ArthroCare Corp. (a)              2,554         92,046
Aspect Medical Systems, Inc.
  (a)                             1,512         23,572
Bio-Reference Labs, Inc. (a)        984         24,994
Biosite, Inc. (a)                 1,589        133,428
Bruker BioSciences Corp. (a)      3,935         41,396
Candela Corp. (a)                 2,205         25,181
Capital Senior Living Corp.
  (a)                             2,017         23,417
Centene Corp. (a)                 4,210         88,368
Cepheid, Inc. (a)                 5,332         63,344
Cerus Corp. (a)                   2,623         17,705
Conceptus, Inc. (a)               2,226         44,520
CONMED Corp. (a)                  2,745         80,236
Cyberonics, Inc. (a)              2,105         39,532
Datascope Corp.                   1,260         45,599
DexCom, Inc. (a)                  1,490         11,711
DJO, Inc. (a)                     2,224         84,290
Emeritus Corp. (a)                  458         15,458
ev3, Inc. (a)                     1,530         30,141
Five Star Quality Care, Inc.
  (a)                             2,928         30,100
Foxhollow Technologies, Inc.
  (a)                             2,128         44,454
Genesis HealthCare Corp. (a)      1,912        120,666
Gentiva Health Services,
  Inc. (a)                        2,629         53,027
Haemonetics Corp. (Mass) (a)      2,599        121,503
Hansen Medical, Inc. (a)            551         10,414
HealthTronics, Inc. (a)           3,313         17,857
Healthways, Inc. (a)              3,373        157,688
Hologic, Inc. (a)                 5,283        304,512
Horizon Health Corp. (a)          1,392         27,214
Hythiam, Inc. (a)                 2,430         16,524
ICU Medical, Inc. (a)             1,395         54,684
Immucor, Inc. (a)                 6,628        195,062
Intralase Corp. (a)               2,094         52,308
Invacare Corp.                    2,933         51,152
Inverness Medical
  Innovations, Inc. (a)           3,775        165,270
IRIS International, Inc. (a)      1,654         23,073
Kensey Nash Corp. (a)             1,072         32,696
Kindred Healthcare, Inc. (a)      2,780         91,128
Kyphon, Inc. (a)                  4,433        200,106
LCA-Vision, Inc.                  2,028         83,533

                SEE ACCOMPANYING NOTE TO SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                       14        E*TRADE Russell 2000 Index Fund

--------------------------------------------------------------------------------
E*TRADE Russell 2000 Index Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                 SHARES           VALUE
---------------------------------------------------------
HEALTH CARE (CONTINUED)
---------------------------------------------------------
LHC Group, Inc. (a)               1,090  $      35,349
Luminex Corp. (a)                 3,125         42,875
Magellan Health Services,
  Inc. (a)                        3,901        163,842
Matria Healthcare, Inc. (a)       1,982         52,246
Medcath Corp. (a)                   835         22,796
Medical Action Industries,
  Inc. (a)                        1,278         30,544
Mentor Corp.                      3,550        163,300
Meridian Bioscience, Inc.         1,985         55,104
Merit Medical Systems, Inc.
  (a)                             2,526         31,701
Molina Healthcare, Inc. (a)       1,132         34,628
National Healthcare Corp.           598         30,486
Natus Medical, Inc. (a)           1,972         35,042
Neurometrix, Inc. (a)             1,108         10,759
Nighthawk Radiology
  Holdings, Inc. (a)                559         10,168
NuVasive, Inc. (a)                3,235         76,831
NxStage Medical, Inc. (a)         1,144         15,238
Oakley, Inc.                      2,351         47,349
Odyssey HealthCare, Inc. (a)      3,378         44,353
Option Care, Inc.                 2,426         32,266
OraSure Technologies, Inc.
  (a)                             4,258         31,296
Palomar Medical
  Technologies, Inc. (a)          1,701         67,955
PolyMedica Corp.                  2,252         95,327
PSS World Medical, Inc. (a)       6,599        139,503
Psychiatric Solutions, Inc.
  (a)                             5,306        213,885
Quidel Corp. (a)                  2,788         33,456
Radiation Therapy Services,
  Inc. (a)                        1,139         34,899
RehabCare Group, Inc. (a)         1,604         25,456
Res-Care, Inc. (a)                2,049         35,858
Sirona Dental Systems, Inc.       1,721         59,306
SonoSite, Inc. (a)                1,592         44,990
Spectranetics Corp. (a)           2,838         30,367
Stereotaxis, Inc. (a)             2,173         25,859
STERIS Corp.                      6,612        175,615
Sun Healthcare Group, Inc.
  (a)                             2,943         36,346
Sunrise Senior Living, Inc.
  (a)                             4,340        171,517
SurModics, Inc. (a)               1,556         56,016
Symbion, Inc. (a)                 1,672         32,788
Symmetry Medical, Inc. (a)        3,409         55,669
ThermoGenesis Corp. (a)           5,089         18,524
Thoratec Corp. (a)                5,153        107,698
United Surgical Partners
  International, Inc. (a)         4,340        133,715
Ventana Medical Systems,
  Inc. (a)                        2,817        118,032
Viasys Healthcare, Inc. (a)       3,163        107,510
Visicu, Inc. (a)                    557          4,345
VistaCare, Inc., Class A (a)        982          8,543
Vital Images, Inc. (a)            1,639         54,513
Vital Signs, Inc.                   634         32,955
Volcano Corp. (a)                   819         14,750
West Pharmaceutical
  Services, Inc.                  3,157        146,580
Wright Medical Group, Inc.
  (a)                             3,343         74,515
Xtent, Inc. (a)                     470          5,278
Young Innovations, Inc.             450         12,249
Zoll Medical Corp. (a)            1,818         48,450
                                         --------------
                                             6,837,636
HOLDING COMPANIES - 0.2%
---------------------------------------------------------
Freedom Acquisition
  Holdings, Inc. (a)              5,294         50,664
Information Services Group,
  Inc. (a)                        3,242         24,185
Navigators Group, Inc. (a)        1,275         63,967
NTR Acquisition Co. (a)           2,462         22,429
Star Maritime Acquisition
  Corp. (a)                       1,750         17,937
Triarc Cos., Inc.                 6,489        111,546
                                         --------------
                                               290,728
                                 SHARES           VALUE
---------------------------------------------------------
HOME BUILDERS - 0.5%
---------------------------------------------------------
Amrep Corp.                         158  $      12,205
Brookfield Homes Corp.            1,204         38,648
Cavco Industries, Inc. (a)          600         20,970
Champion Enterprises, Inc.
  (a)                             7,452         65,578
Fleetwood Enterprises, Inc.
  (a)                             6,028         47,681
Hovnanian Enterprises, Inc.,
  Class A (a)                     4,873        122,605
Levitt Corp., Class A             1,545         14,384
M/I Homes, Inc.                   1,116         29,630
Meritage Homes Corp. (a)          2,209         70,953
Monaco Coach Corp.                2,612         41,609
Orleans Homebuilders, Inc.          393          3,478
Palm Harbor Homes, Inc. (a)         891         12,777
Skyline Corp.                       644         21,729
Technical Olympic USA, Inc.       1,824          7,278
WCI Communities, Inc. (a)         3,267         69,718
Williams Scotsman
  International, Inc. (a)         2,812         55,284
Winnebago Industries              3,181        106,977
                                         --------------
                                               741,504
HOME FURNISHINGS - 0.5%
---------------------------------------------------------
American Woodmark Corp.           1,167         42,899
Audiovox Corp. (a)                1,535         22,610
DTS, Inc. (a)                     1,718         41,627
Ethan Allen Interiors, Inc.       3,229        114,113
Furniture Brands
  International, Inc.             4,408         69,558
Hooker Furniture Corp.              992         19,890
Kimball International, Inc.       2,333         44,980
La-Z-Boy, Inc.                    5,054         62,568
Sealy Corp.                       1,872         32,723
Stanley Furniture Co., Inc.       1,032         21,466
Tempur-Pedic International,
  Inc.                            4,899        127,325
Universal Electronics, Inc.
  (a)                             1,278         35,605
                                         --------------
                                               635,364
HOUSEHOLD PRODUCTS / WARE - 0.7%
---------------------------------------------------------
American Greetings Corp.,
  Class A                         5,215        121,040
Blyth, Inc.                       2,523         53,261
Central Garden & Pet Co.,
  Class A (a)                     6,315         92,830
CSS Industries, Inc.                638         23,912
Ennis, Inc.                       2,490         66,632
Fossil, Inc. (a)                  4,234        112,074
Harland (John H.) Co.             2,623        134,376
Lifetime Brands, Inc.             1,064         22,227
National Presto Industries,
  Inc.                              440         27,122
Playtex Products, Inc. (a)        5,458         74,065
Prestige Brands Holdings,
  Inc. (a)                        3,087         36,581
Russ Berrie & Co., Inc. (a)       1,092         15,397
Spectrum Brands, Inc. (a)         3,426         21,687
Standard Register Co. (The)       1,686         21,328
Tupperware Brands Corp.           5,926        147,735
                                         --------------
                                               970,267
INSURANCE - 2.5%
---------------------------------------------------------
21st Century Insurance Group      3,189         67,607
ACA Capital Holdings Inc. (a)       609          8,538
Affirmative Insurance
  Holdings, Inc.                    665         11,505
Alfa Corp.                        3,075         56,826
American Equity Investment
  Life Holding Co.                5,437         71,388
American Physicians Capital
  Inc. (a)                          920         36,874
AmTrust Financial Services,
  Inc.                            2,420         25,555
Argonaut Group, Inc. (a)          3,311        107,144
Baldwin & Lyons, Inc., Class
  B                                 764         19,444
Bristol West Holdings, Inc.       1,418         31,437
CNA Surety Corp. (a)              1,483         31,291
Commerce Group, Inc.              5,312        159,573

                SEE ACCOMPANYING NOTE TO SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                       15        E*TRADE Russell 2000 Index Fund

--------------------------------------------------------------------------------
E*TRADE Russell 2000 Index Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------


                                 SHARES           VALUE
---------------------------------------------------------
INSURANCE (CONTINUED)
---------------------------------------------------------
Crawford & Co., Class B           2,165  $      12,557
Delphi Financial Group,
  Inc., Class A                   4,046        162,771
Direct General Corp.              1,370         29,126
Donegal Group, Inc., Class A      1,227         20,835
eHealth, Inc. (a)                   506         11,916
EMC Insurance Group, Inc.           549         14,164
Employers Holdings, Inc. (a)      5,687        113,854
FBL Financial Group, Inc.,
  Class A                         1,327         51,926
First Acceptance Corp. (a)        1,552         16,249
First Mercury Financial
  Corp. (a)                       1,035         21,269
Fpic Insurance Group, Inc.
  (a)                             1,020         45,563
Great American Financial
  Resources, Inc.                   833         20,392
Harleysville Group, Inc.          1,344         43,667
Hilb, Rogal & Hamilton Co.        3,536        173,441
Horace Mann Educators Corp.       4,202         86,351
Independence Holding Co.            475         10,279
Infinity Property & Casualty
  Corp.                           1,954         91,564
James River Group, Inc. (a)         846         26,488
Kansas City Life Insurance
  Co.                               370         16,650
LandAmerica Financial Group,
  Inc.                            1,741        128,677
Meadowbrook Insurance Group,
  Inc. (a)                        2,334         25,651
Midland Co. (The)                 1,136         48,189
National Interstate Corp.         1,548         39,877
National Western Life
  Insurance Co., Class A            220         53,856
NYMAGIC, Inc.                       547         22,345
Odyssey Re Holdings Corp.         1,256         49,373
Ohio Casualty Corp.               5,895        176,555
PMA Capital Corp., Class A
  (a)                             2,991         28,086
Presidential Life Corp.           2,097         41,353
ProAssurance Corp. (a)            3,243        165,879
RLI Corp.                         2,181        119,802
Safety Insurance Group, Inc.      1,345         53,961
SCPIE Holdings, Inc. (a)            932         21,156
SeaBright Insurance
  Holdings, Inc. (a)              1,475         27,140
Selective Insurance Group         5,702        145,173
State Auto Financial Corp.        1,406         45,175
Stewart Information Services
  Corp.                           1,681         70,249
Tower Group, Inc.                 1,903         61,315
Triad Guaranty, Inc. (a)          1,088         45,054
United Fire & Casualty Co.        2,015         70,787
Universal American Financial
  Corp. (a)                       3,721         72,113
USI Holdings Corp. (a)            4,511         76,010
Zenith National Insurance
  Corp.                           3,609        170,597
                                         --------------
                                             3,354,617
INTERNET COMPANIES - 2.4%
---------------------------------------------------------
1-800-Flowers.Com, Inc. (a)       2,325         18,089
aQuantive, Inc. (a)               7,632        213,009
Ariba, Inc. (a)                   7,289         68,517
Audible, Inc. (a)                 2,275         23,637
Blue Coat Systems, Inc. (a)       1,413         51,899
Blue Nile, Inc. (a)               1,295         52,655
Chordiant Software, Inc. (a)      2,942         30,450
CMGI, Inc. (a)                   45,160         95,739
CNET Networks, Inc. (a)          14,651        127,610
Cogent Communications Group,
  Inc. (a)                        2,050         48,442
Covad Communications Group,
  Inc. (a)                       27,167         34,502
Cybersource Corp. (a)             2,831         35,416
DealerTrack Holdings, Inc.
  (a)                             1,095         33,638
Digital River, Inc. (a)           3,961        218,845
Drugstore.Com (a)                 7,431         19,172
EarthLink, Inc. (a)              11,982         88,068
eCollege.com, Inc. (a)            1,679         30,138
                                 SHARES           VALUE
---------------------------------------------------------
INTERNET COMPANIES (CONTINUED)
---------------------------------------------------------
eResearch Technology, Inc.
  (a)                             4,569  $      35,912
Infospace, Inc. (a)               3,049         78,268
Internap Network Services
  Corp. (a)                       4,288         67,536
Internet Capital Group, Inc.
  (a)                             3,829         40,970
Interwoven, Inc. (a)              4,173         70,524
Ipass, Inc. (a)                   6,024         30,301
Lionbridge Technologies,
  Inc. (a)                        5,537         28,183
Liquidity Services, Inc. (a)        733         12,417
LoopNet, Inc. (a)                   188          3,213
NetFlix, Inc. (a)                 4,404        102,129
NetRatings, Inc. (a)              1,234         25,667
NIC, Inc.                         3,550         19,028
Online Resources Corp. (a)        2,129         24,420
Openwave Systems, Inc. (a)        9,224         75,176
Opsware, Inc. (a)                 7,733         56,064
Overstock.Com, Inc. (a)           1,245         20,667
Priceline.com, Inc. (a)           2,280        121,433
Safeguard Scientifics, Inc.
  (a)                            11,148         32,998
Sapient Corp. (a)                 7,967         54,654
Shutterfly, Inc. (a)                231          3,705
Sohu.com, Inc. (a)                2,441         52,311
Terremark Worldwide, Inc. (a)     3,632         29,274
TheStreet.com, Inc.               1,735         21,254
TIBCO Software, Inc. (a)         20,574        175,290
Travelzoo, Inc. (a)                 270          9,928
Trizetto Group (a)                4,531         90,665
United Online, Inc.               6,273         88,010
US Auto Parts Network, Inc.
  (a)                             1,001          5,375
Valueclick, Inc. (a)              9,611        251,135
Vasco Data Security
  International, Inc. (a)         2,432         43,460
WebEx Communications, Inc.
  (a)                             4,428        251,776
webMethods, Inc. (a)              5,041         36,245
Websense, Inc. (a)                4,368        100,420
                                         --------------
                                             3,248,234
INVESTMENT COMPANIES - 0.1%
---------------------------------------------------------
FTD Group, Inc. (a)               1,213         20,051
Highland Distressed
  Opportunities, Inc. (a)         1,737         24,961
Kohlberg Capital Corp.            1,353         21,648
                                         --------------
                                                66,660
IRON / STEEL - 0.8%
---------------------------------------------------------
Ak Steel Holding Corp. (a)       11,029        257,968
Chaparral Steel Co.               4,616        268,513
Claymont Steel Holdings,
  Inc. (a)                          871         17,359
Cleveland-Cliffs, Inc.            4,176        267,306
Gibraltar Industries, Inc.        2,288         51,755
Olympic Steel, Inc.                 791         24,513
Ryerson, Inc.                     2,545        100,833
Schnitzer Steel Industries,
  Inc.                            2,207         88,655
Shiloh Industries, Inc.             389          4,388
Steel Technologies, Inc.          1,079         31,917
Wheeling-Pittsburgh Corp. (a)     1,018         24,116
                                         --------------
                                             1,137,323
LEISURE TIME - 0.6%
---------------------------------------------------------
Ambassadors Group, Inc.           1,951         64,851
Ambassadors International,
  Inc.                              662         30,545
Arctic Cat, Inc.                  1,191         23,212
Bally Total Fitness Holding
  Corp. (a)                       3,174          1,936
Callaway Golf Co.                 7,396        116,561
K2, Inc. (a)                      4,953         59,882
Life Time Fitness, Inc. (a)       2,970        152,688
Marine Products Corp.             1,140         10,910

                SEE ACCOMPANYING NOTE TO SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                       16        E*TRADE Russell 2000 Index Fund

--------------------------------------------------------------------------------
E*TRADE Russell 2000 Index Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                 SHARES           VALUE
---------------------------------------------------------
LEISURE TIME (CONTINUED)
---------------------------------------------------------
Nautilus, Inc.                    3,205  $      49,453
Polaris Industries, Inc.          3,465        166,251
Town Sports International
  Holdings, Inc. (a)                830         18,094
WMS Industries, Inc. (a)          2,639        103,554
                                         --------------
                                               797,937
LODGING - 0.4%
---------------------------------------------------------
Ameristar Casinos, Inc.           2,521         80,949
Gaylord Entertainment Co. (a)     4,072        215,286
Lodgian, Inc. (a)                 1,897         25,344
Marcus Corp.                      2,099         48,823
Monarch Casino & Resort,
  Inc. (a)                          965         25,090
Morgans Hotel Group Co. (a)       1,669         35,066
MTR Gaming Group, Inc. (a)        2,102         27,494
Riviera Holdings Corp. (a)        1,036         28,956
Trump Entertainment
  Resorts, Inc. (a)               3,025         54,662
                                         --------------
                                               541,670
MACHINERY - 1.4%
---------------------------------------------------------
Albany International Corp.,
  Class A                         2,611         93,839
Altra Holdings, Inc. (a)          1,002         13,737
Applied Industrial
  Technologies, Inc.              4,369        107,172
Astec Industries, Inc. (a)        1,661         66,855
Briggs & Stratton Corp.           4,998        154,188
Bucyrus International, Inc.,
  Class A                         3,083        158,774
Cascade Corp.                     1,225         73,267
Chart Industries, Inc. (a)        1,274         23,136
Cognex Corp.                      4,555         98,707
DXP Enterprises, Inc. (a)           139          5,310
Gehl Co. (a)                        991         25,152
Gerber Scientific, Inc. (a)       2,094         22,217
Gorman-Rupp Co. (The)             1,059         33,920
Intermec, Inc. (a)                4,921        109,935
Intevac, Inc. (a)                 2,052         54,111
iRobot Corp. (a)                  1,079         14,103
Kadant, Inc. (a)                  1,261         31,979
Lindsay Corp.                     1,069         33,983
Middleby Corp. (a)                  651         85,828
NACCO Industries, Inc.,
  Class A                           539         74,064
Nordson Corp.                     2,876        133,619
OYO Geospace Corp. (a)              372         26,382
Paxar Corp. (a)                   4,012        115,144
Presstek, Inc. (a)                2,737         16,559
Robbins & Myers, Inc.             1,295         48,291
Sauer-Danfoss, Inc.                 956         28,776
Tecumseh Products Co. (a)         1,541         15,518
Tennant Co.                       1,608         50,636
TurboChef Technologies, Inc.
  (a)                             1,277         19,436
Wabtec Corp.                      4,742        163,552
                                         --------------
                                             1,898,190
MANUFACTURERS - 0.5%
---------------------------------------------------------
Aptargroup, Inc.                  3,522        235,728
EnPro Industries, Inc. (a)        2,060         74,263
Federal Signal Corp.              4,716         73,192
Flanders Corp. (a)                1,187          8,606
Freightcar America, Inc.          1,228         59,153
Lancaster Colony Corp.            2,370        104,730
Tredegar Corp.                    3,332         75,936
                                         --------------
                                               631,608
MANUFACTURING - 0.6%
---------------------------------------------------------
Acuity Brands, Inc.               4,501        245,034
American Railcar Industries,
  Inc.                              838         24,981
Blount International, Inc.
  (a)                             3,708         46,165
ESCO Technologies, Inc. (a)       2,520        112,946
                                 SHARES           VALUE
---------------------------------------------------------
MANUFACTURING (CONTINUED)
---------------------------------------------------------
GenTek, Inc. (a)                    948  $      32,289
Hexcel Corp. (a)                  9,121        181,052
Koppers Holdings, Inc.              925         23,736
Lamson & Sessions Co. (a)         1,356         37,683
PW Eagle, Inc.                      975         32,214
Reddy Ice Holdings, Inc.          1,630         49,193
Smith & Wesson Holding Corp.
  (a)                             2,706         35,422
Standex International Corp.       1,147         32,701
                                         --------------
                                               853,416
MEDIA - 1.4%
---------------------------------------------------------
Acacia Research - Acacia
  Technologies (a)                2,583         40,863
Belo Corp., Class A               8,876        165,715
Charter Communications, Inc.
  (a)                            37,496        104,614
Citadel Broadcasting Corp.        3,423         32,553
CKX, Inc. (a)                     4,991         55,400
Courier Corp.                       929         36,296
Cox Radio, Inc. (a)               4,414         60,251
Crown Media Holdings, Inc.
  (a)                             1,295          6,902
Cumulus Media, Inc., Class A
  (a)                             3,170         29,735
Emmis Communications Corp.        3,053         25,767
Entercom Communications
  Corp.                           3,116         87,809
Entravision Communication
  Corp. (a)                       6,543         61,112
Fisher Communications, Inc.
  (a)                               706         34,311
GateHouse Media, Inc.             1,456         29,557
Gemstar - TV Guide
  International, Inc. (a)        24,242        101,574
Gray Television, Inc. (a)         3,978         41,451
Journal Communications, Inc.      4,136         54,223
Journal Register Co.              3,671         21,879
Jupitermedia Corp. (a)            2,012         13,319
Lee Enterprises, Inc.             4,470        134,323
Lin TV Corp., Class A (a)         2,561         40,720
LodgeNet Entertainment Corp.
  (a)                             1,621         49,797
Martha Stewart Living
  Omnimedia, Class A              2,471         42,032
Media General Inc., Class A       2,158         82,349
Mediacom Communications
  Corp. (a)                       5,414         44,070
Outdoor Channel holdings,
  Inc. (a)                        1,241         12,683
Playboy Enterprises, Inc.,
  Class B (a)                     1,975         20,323
Primedia, Inc. (a)               19,404         51,615
Private Media Group Ltd. (a)      2,171          5,341
Radio One, Inc., Class D (a)      7,476         48,295
Salem Communications Corp.,
  Class A                           922         11,525
Scholastic Corp. (a)              3,429        106,642
Sinclair Broadcast Group,
  Inc., Class A                   4,449         68,737
Spanish Broadcasting System,
  Inc., Class A (a)               4,135         16,540
Sun-Times Media Group, Inc.       6,126         30,385
TiVo, Inc. (a)                    8,302         52,718
Value Line, Inc.                    119          5,688
Westwood One, Inc.                6,859         47,121
World Wrestling
  Entertainment, Inc.             1,986         32,372
                                         --------------
                                             1,906,607
METAL FABRICATE / HARDWARE - 0.6%
---------------------------------------------------------
AM Castle & Co.                     925         27,158
Ampco-Pittsburgh Corp.              679         19,616
CIRCOR International, Inc.        1,562         55,763
Dynamic Materials Corp.           1,093         35,763
Kaydon Corp.                      2,756        117,295
Ladish Co., Inc. (a)              1,370         51,567
Lawson Products                     375         14,205
LB Foster Co. (a)                   964         19,868

                SEE ACCOMPANYING NOTE TO SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                       17        E*TRADE Russell 2000 Index Fund

--------------------------------------------------------------------------------
E*TRADE Russell 2000 Index Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                 SHARES           VALUE
---------------------------------------------------------
METAL FABRICATE / HARDWARE (CONTINUED)
---------------------------------------------------------
Mueller Water Products, Inc.     10,833  $     149,604
NN, Inc.                          1,629         20,346
RBC Bearings, Inc. (a)            1,999         66,827
Valmont Industries, Inc.          1,767        102,186
Worthington Industries, Inc.      7,073        145,562
                                         --------------
                                               825,760
METALS - DIVERSIFIED - 0.6%
---------------------------------------------------------
Ameron International Corp.          854         56,245
Griffon Corp. (a)                 2,908         71,973
Gulf Island Fabrication,
  Inc.                            1,178         31,500
Matthews International
  Corp., Class A                  3,139        127,757
Mueller Industries, Inc.          3,602        108,420
Quanex Corp.                      3,689        156,229
RTI International Metals,
  Inc. (a)                        2,282        207,685
                                         --------------
                                               759,809
MINING - 0.6%
---------------------------------------------------------
AMCOL International Corp.         2,074         61,494
Brush Engineered Materials,
  Inc. (a)                        1,896         91,899
Century Aluminum Co. (a)          2,259        105,902
Coeur d'Alene Mines Corp. (a)    27,165        111,648
Compass Minerals
  International, Inc.             3,124        104,341
Hecla Mining Co. (a)             11,648        105,531
Royal Gold, Inc.                  1,837         55,294
Stillwater Mining Co. (a)         4,036         51,217
USEC, Inc. (a)                    8,496        138,060
                                         --------------
                                               825,386
OFFICE/BUSINESS EQUIPMENT - 0.4%
---------------------------------------------------------
Compx International, Inc.           100          1,613
Global Imaging Systems, Inc.
  (a)                             5,068         98,826
Herman Miller, Inc.               6,650        222,709
IKON Office Solutions, Inc.      10,738        154,305
Knoll, Inc.                       2,962         70,584
                                         --------------
                                               548,037
OIL & GAS - 0.5%
---------------------------------------------------------
Arena Resources, Inc. (a)         1,148         57,538
Aurora Oil & Gas Corp. (a)        7,939         20,721
Complete Production
  Services, Inc. (a)              2,545         50,671
Delek US Holdings, Inc.             971         18,575
Exploration Co. of Delaware,
  Inc. (The) (a)                  2,706         29,360
Geoglobal Resources, Inc. (a)     2,779         16,980
GeoMet, Inc. (a)                    868          7,656
GMX Resources, Inc. (a)             926         28,456
Gulfport Energy Corp. (a)         1,333         17,809
Mariner Energy, Inc. (a)          7,156        136,894
Metretek Technologies, Inc.
  (a)                             1,483         19,783
NATCO Group, Inc. (a)             1,428         48,723
PrimeEnergy Corp. (a)                59          3,432
Quest Resource Corp. (a)          1,814         16,634
RAM Energy Resources, Inc.
  (a)                             2,480         11,482
Sulphco, Inc. (a)                 3,288         11,245
T-3 Energy Services, Inc. (a)       100          2,012
Transmeridian Exploration,
  Inc. (a)                        6,891         19,708
Trico Marine Services, Inc.
  (a)                             1,158         43,147
Vaalco Energy, Inc. (a)           5,344         27,682
Venoco Inc. (a)                   1,182         21,111
                                         --------------
                                               609,619
OIL & GAS PRODUCERS - 2.2%
---------------------------------------------------------
ATP Oil & Gas Corp. (a)           1,971         74,110
Atwood Oceanics, Inc. (a)         2,638        154,824
Berry Petroleum Co., Class A      3,449        105,746
Bois D'ARC Energy, Inc. (a)       1,589         21,022
                                 SHARES           VALUE
---------------------------------------------------------
OIL & GAS PRODUCERS (CONTINUED)
---------------------------------------------------------
Carrizo Oil & Gas, Inc. (a)       2,168  $      75,793
Cascade Natural Gas Corp.         1,065         28,063
Clayton Williams Energy,
  Inc. (a)                          470         13,334
Encore Acquisition Co. (a)        5,160        124,820
Energy Partners, Ltd. (a)         3,746         67,990
Gasco Energy, Inc. (a)            6,812         16,621
Goodrich Petroleum Corp. (a)      1,393         46,847
Grey Wolf, Inc. (a)              19,005        127,334
Hanover Compressor Co. (a)       10,250        228,062
Harvest Natural Resources,
  Inc. (a)                        3,446         33,564
Houston Exploration Co. (a)       2,843        153,380
McMoRan Exploration Co. (a)       2,263         31,026
Meridian Resources Corp.
  (The) (a)                       8,065         19,437
New Jersey Resources Corp.        2,739        137,087
Northwest Natural Gas Co.         2,695        123,081
Parallel Petroleum Corp. (a)      3,661         84,020
Parker Drilling Co. (a)          10,568         99,234
Penn Virginia Corp.               1,822        133,735
Petrohawk Energy Corp. (a)       13,901        183,076
Petroleum Development Corp.
  (a)                             1,410         75,534
Petroquest Energy, Inc. (a)       4,002         46,783
Pioneer Drilling Co. (a)          4,042         51,293
RPC, Inc.                         3,023         50,363
South Jersey Industries,
  Inc.                            2,850        108,443
Southwest Gas Corp.               3,914        152,137
Stone Energy Corp. (a)            2,664         79,094
Swift Energy Co. (a)              2,847        118,919
Toreador Resources Corp. (a)      1,121         20,346
W-H Energy Services, Inc. (a)     2,879        134,564
Warren Resources, Inc. (a)        5,041         65,684
WD-40 Co.                         1,641         52,036
                                         --------------
                                             3,037,402
OIL & GAS SERVICES - 2.4%
---------------------------------------------------------
Allis-Chalmers Energy, Inc.
  (a)                             2,553         40,210
Alon USA Energy, Inc.             1,116         40,399
Aquila, Inc. (a)                 36,537        152,725
Atlas America, Inc. (a)           1,696         95,807
Basic Energy Services, Inc.
  (a)                             1,313         30,593
Bill Barrett Corp. (a)            2,782         90,165
Brigham Exploration Co. (a)       4,219         26,242
Bronco Drilling Co., Inc. (a)     1,284         21,276
Cal Dive International, Inc.
  (a)                             2,223         27,143
Callon Petroleum Co. (a)          1,884         25,566
CARBO Ceramics, Inc.              1,959         91,191
Comstock Resources, Inc. (a)      4,200        114,996
Crosstex Energy, Inc.             3,098         89,067
Dawson Geophysical Co. (a)          711         35,216
Delta Petroleum Corp. (a)         5,493        126,119
Dril-Quip, Inc. (a)               2,163         93,615
Edge Petroleum Corp. (a)          2,773         34,718
EXCO Resources, Inc. (a)          5,082         84,259
Giant Industries, Inc. (a)        1,431        108,255
Hercules Offshore, Inc. (a)       1,980         51,995
Hornbeck Offshore Services,
  Inc. (a)                        2,320         66,468
Hydril (a)                        1,637        157,545
Input/Output, Inc. (a)            6,887         94,903
Lone Star Technologies, Inc.
  (a)                             3,085        203,702
Lufkin Industries, Inc.           1,446         81,236
Markwest Hydrocarbon, Inc.          579         35,898
Matrix Service Co. (a)            2,247         45,457
Newpark Resources, Inc. (a)       8,735         61,582
Oil States International,
  Inc. (a)                        4,840        155,315
Piedmont Natural Gas Co.,
  Inc.                            7,653        201,886
Rosetta Resources, Inc. (a)       4,944        101,550

                SEE ACCOMPANYING NOTE TO SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                       18        E*TRADE Russell 2000 Index Fund

--------------------------------------------------------------------------------
E*TRADE Russell 2000 Index Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                 SHARES           VALUE
---------------------------------------------------------
OIL & GAS SERVICES (CONTINUED)
---------------------------------------------------------
Superior Well Services, Inc.
  (a)                             1,202  $      27,466
Union Drilling, Inc. (a)          1,193         16,941
Universal Compression
  Holdings, Inc. (a)              3,022        204,529
Western Refining, Inc.            2,266         88,419
WGL Holdings Inc.                 4,765        152,385
Whiting Petroleum Corp. (a)       3,612        142,349
                                         --------------
                                              3,217,188
PACKAGING & CONTAINERS - 0.4%
---------------------------------------------------------
AEP Industries, Inc. (a)            601         25,843
Chesapeake Corp.                  1,838         27,754
Graphic Packaging Corp. (a)       7,023         33,289
Greif Inc., Class A               1,610        178,887
Longview Fibre Co.                6,426        158,272
Silgan Holdings, Inc.             2,273        116,173
                                         --------------
                                               540,218
PHARMACEUTICALS - 3.6%
---------------------------------------------------------
Abaxis, Inc. (a)                  1,962         47,814
Acadia Pharmaceuticals, Inc.
  (a)                             2,288         34,366
Adams Respiratory
  Therapeutics, Inc. (a)          2,965         99,713
Adolor Corp. (a)                  4,197         36,724
Akorn, Inc. (a)                   4,490         30,307
Align Technology, Inc. (a)        5,450         86,437
Alkermes, Inc. (a)                9,449        145,893
Allscripts Healthcare
  Solutions, Inc. (a)             4,876        130,726
Alnylam Pharmaceuticals,
  Inc. (a)                        3,616         65,088
Alpharma, Inc., Class A           4,149         99,908
Altus Pharmaceuticals, Inc.
  (a)                               685         10,426
American Oriental
  Bioengineering, Inc. (a)        4,364         40,978
Anadys Pharmaceuticals, Inc.
  (a)                             2,690         10,679
Animal Health International,
  Inc. (a)                        1,182         14,290
Array Biopharma, Inc. (a)         3,817         48,476
AtheroGenics, Inc. (a)            3,854         10,830
Auxilium Pharmaceuticals,
  Inc. (a)                        2,402         35,261
AVANIR Pharmaceuticals (a)        3,280          4,002
AVI Biopharma, Inc. (a)           4,660         12,489
Bentley Pharmaceuticals,
  Inc. (a)                        1,823         14,930
Bioenvision, Inc. (a)             3,342         13,669
BioMarin Pharmaceuticals,
  Inc. (a)                        8,928        154,097
Bradley Pharmaceuticals,
  Inc. (a)                        1,349         25,887
Cadence Pharmaceuticals,
  Inc. (a)                          609          9,013
Caraco Pharm Labs, Inc. (a)         904         11,011
Cell Genesys, Inc. (a)            5,134         21,563
Combinatorx, Inc. (a)             2,284         15,965
Cubist Pharmaceuticals, Inc.
  (a)                             5,307        117,125
CV Therapeutics, Inc. (a)         5,786         45,536
Cypress Bioscience, Inc. (a)      2,973         22,595
Dendreon Corp. (a)                7,727         99,910
Depomed, Inc. (a)                 3,476         12,409
Digene Corp. (a)                  1,713         72,648
Durect Corp. (a)                  5,690         23,670
Emergent Biosolutions, Inc.         442          5,932
Emisphere Technologies, Inc.
  (a)                             2,251          7,203
Genta, Inc. (a)                  13,022          4,037
Geron Corp. (a)                   7,304         51,128
Hana Biosciences, Inc. (a)        2,713          5,182
HealthExtras, Inc. (a)            2,654         76,382
Hi-Tech Pharmacal Co., Inc.
  (a)                               811          9,043
I-Flow Corp. (a)                  2,169         31,971
Idenix Pharmaceuticals, Inc.
  (a)                             2,290         16,717
Indevus Pharmaceuticals,
  Inc. (a)                        5,067         35,824
                                 SHARES           VALUE
---------------------------------------------------------
PHARMACEUTICALS (CONTINUED)
---------------------------------------------------------
InterMune, Inc. (a)               2,541  $      62,661
Isis Pharmaceuticals, Inc.
  (a)                             8,269         76,654
KV Pharmaceuticals Co. (a)        3,781         93,504
Mannatech, Inc.                   1,519         24,395
Mannkind Corp. (a)                3,080         44,044
Medarex, Inc. (a)                11,941        154,517
Medicines Co. (The) (a)           4,897        122,817
Medicis Pharmaceutical
  Corp., Class A                  5,320        163,962
Metabasis Therapeutics, Inc.
  (a)                             1,942         14,274
MGI Pharma, Inc. (a)              7,633        171,514
Nabi Biopharmaceuticals (a)       5,567         29,561
Nastech Pharmaceutical Co.,
  Inc. (a)                        2,398         25,874
NBTY, Inc. (a)                    5,531        293,364
Neurocrine Biosciences, Inc.
  (a)                             3,686         46,075
New River Pharmaceuticals,
  Inc. (a)                        1,550         98,626
Novavax, Inc. (a)                 5,698         14,758
Noven Pharmaceuticals, Inc.
  (a)                             2,238         51,922
NPS Pharmaceuticals, Inc. (a)     4,276         14,496
Nuvelo, Inc. (a)                  4,896         18,017
Obagi Medical Products, Inc.
  (a)                               535          7,881
Onyx Pharmaceuticals, Inc.
  (a)                             4,670        116,003
OSI Pharmaceuticals, Inc. (a)     5,561        183,513
Osiris Therapeutics, Inc.
  (a)                               296          5,538
Pain Therapeutics, Inc. (a)       3,298         25,856
Par Pharmaceutical Cos.,
  Inc. (a)                        3,425         86,036
Penwest Pharmaceuticals Co.
  (a)                             2,118         21,349
Perrigo Co.                       7,591        134,057
PetMed Express, Inc. (a)          1,741         20,631
Pharmion Corp. (a)                2,361         62,071
POZEN, Inc. (a)                   2,326         34,308
Progenics Pharmaceuticals,
  Inc. (a)                        2,105         49,846
Renovis, Inc. (a)                 1,819          6,366
Rigel Pharmaceuticals, Inc.
  (a)                             2,304         25,021
Salix Pharmaceuticals Ltd.
  (a)                             4,546         57,280
Santarus, Inc. (a)                4,690         33,018
Sciele Pharma, Inc. (a)           2,845         67,370
Somaxon Pharmaceuticals,
  Inc. (a)                          442          5,392
SuperGen, Inc. (a)                4,588         27,069
Tanox, Inc. (a)                   2,377         44,593
Tiens Biotech Group USA,
  Inc. (a)                          300          1,356
Trimeris, Inc. (a)                1,671         11,496
Trubion Pharmaceuticals,
  Inc. (a)                          408          8,034
United Therapeutics, Inc. (a)     2,098        112,830
USANA Health Sciences, Inc.
  (a)                               915         42,886
Valeant Pharmaceuticals
  International                   9,069        156,803
ViroPharma, Inc. (a)              6,703         96,188
Xenoport Inc. (a)                 1,967         54,801
Zymogenetics, Inc. (a)            3,545         55,160
                                         --------------
                                             4,941,641
REAL ESTATE - 0.1%
---------------------------------------------------------
Avatar Holdings, Inc. (a)           566         40,435
California Coastal
  Communities, Inc.               1,025         20,797
Consolidated - Tomoka Land
  Co.                               554         41,799
HFF, Inc., Class A (a)            1,648         24,720
Housevalues, Inc. (a)             1,160          5,870
Meruelo Maddux Properties,
  Inc. (a)                        4,566         39,953
Resource Capital Corp.              474          7,650
Tarragon Corp.                    1,253         12,994
                                         --------------
                                               194,218
REAL ESTATE INVESTMENT TRUST (REIT) - 7.2%
---------------------------------------------------------
Acadia Realty Trust               3,104         80,921
Affordable Residential
  Communities LP (a)              4,675         56,708


                SEE ACCOMPANYING NOTE TO SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                       19        E*TRADE Russell 2000 Index Fund

--------------------------------------------------------------------------------
E*TRADE Russell 2000 Index Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                 SHARES           VALUE
---------------------------------------------------------
REAL ESTATE INVESTMENT TRUST (REIT) (CONTINUED)
---------------------------------------------------------
Agree Realty Corp.                  728  $      24,854
Alexander's, Inc. (a)               196         80,693
Alexandria Real Estate
  Equities, Inc.                  2,917        292,779
American Campus Communities,
  Inc.                            2,238         67,789
American Financial Realty
  Trust                          12,660        127,613
American Home Mortgage
  Investment Corp.                4,308        116,273
Anthracite Capital, Inc.          5,576         66,912
Anworth Mortgage Asset Corp.      4,434         43,320
Arbor Realty Trust, Inc.          1,102         33,545
Ashford Hospitality Trust,
  Inc., REIT                      5,873         70,124
BioMed Realty Trust, Inc.         6,374        167,636
Capital Lease Funding, Inc.       3,078         32,965
Capital Trust, Inc. (New
  York)                           1,089         49,626
CBRE Realty Finance Inc.            940         12,436
Cedar Shopping Centers, Inc.      4,206         68,137
Corporate Office Properties
  Trust SBI MD                    3,674        167,828
Cousins Properties, Inc.          3,743        122,995
Crescent Real Estate EQT Co.      7,705        154,562
Crystal River Capital, Inc.         696         18,681
DCT Industrial Trust, Inc.       16,877        199,655
Deerfield Triarc Capital
  Corp.                           5,049         75,685
DiamondRock Hospitality Co.,
  REIT                            8,486        161,234
Digital Realty Trust, Inc.        3,193        127,401
EastGroup Properties, Inc.        2,309        117,828
Education Realty  Trust,
  Inc.                            2,450         36,211
Entertainment Properties
  Trust                           2,585        155,746
Equity Inns, Inc.                 5,329         87,289
Equity Lifestyle Properties,
  Inc.                            1,898        102,511
Equity One, Inc.                  3,728         98,792
Extra Space Storage, Inc.         5,624        106,519
FelCor Lodging Trust, Inc.        5,951        154,547
Fieldstone Investment Corp.       4,503         13,824
First Industrial Realty
  Trust, Inc.                     4,486        203,216
First Potomac Realty Trust        2,344         66,968
Franklin Street Properties
  Corp.                           5,705        109,422
Getty Realty Corp.                1,715         49,289
Glimcher Realty Trust             3,580         96,732
GMH Communities Trust             3,880         38,761
Gramercy Capital Corp (New
  York)                           1,764         54,120
Healthcare Realty Trust,
  Inc.                            4,672        174,266
Hersha Hospitality Trust          4,077         48,027
Highland Hospitality Corp.        5,836        103,881
Highwoods Properties, Inc.        5,419        213,996
Home Properties, Inc.             3,372        178,075
HomeBanc Corp./Atlanta, GA        5,255         18,340
IMPAC Mortgage Holdings,
  Inc.                            7,194         35,970
Inland Real Estate Corp.          6,609        121,209
Innkeepers USA Trust              4,584         74,628
Investors Real Estate Trust       4,550         48,185
JER Investors Trust, Inc.         2,510         47,740
Kite Realty Group Trust           2,793         55,720
KKR Financial Corp.               8,057        221,004
LaSalle Hotel Properties          3,904        180,989
Lexington Corporate
  Properties Trust                6,682        141,191
LTC Properties, Inc.              2,208         57,209
Luminent Mortgage Capital,
  Inc.                            4,656         41,625
Maguire Properties, Inc.          3,701        131,608
Medical Properties Trust,
  Inc.                            4,932         72,451
MFA Mortgage Investments,
  Inc.                            7,485         57,635
Mid-America Apartment
  Communities, Inc.               2,539        142,844
Mills Corp. (The)                 5,532        139,628
                                 SHARES           VALUE
---------------------------------------------------------
REAL ESTATE INVESTMENT TRUST (REIT) (CONTINUED)
---------------------------------------------------------
National Health Investors,
  Inc.                            2,302  $      72,145
National Retail Properties,
  Inc.                            5,656        136,819
Nationwide Health
  Properties, Inc.                8,929        279,121
Newcastle Investment Corp.        4,704        130,442
NorthStar Realty Finance
  Corp., REIT                     5,735         87,229
Novastar Financial, Inc.          3,496         17,480
Omega Healthcare Investors,
  Inc.                            5,668         97,206
Parkway Properties, Inc./MD       1,481         77,382
Pennsylvania Real Estate
  Investment Trust                3,581        158,746
Post Properties, Inc.             4,193        191,746
Potlatch Corp.                    3,775        172,819
PS Business Parks, Inc.           1,560        110,011
Quadra Realty Trust, Inc. (a)     1,670         21,777
RAIT Financial Trust              6,075        169,735
Ramco-Gershenson Properties       1,592         56,850
Realty Income Corp.              10,009        282,254
Redwood Trust, Inc.               1,995        104,099
Republic Property Trust           2,416         27,760
Saul Centers, Inc.                1,035         58,891
Senior Housing Properties
  Trust                           7,273        173,825
Sovran Self Storage, inc.         1,967        108,991
Spirit Finance Corp.             10,508        156,569
Strategic Hotels & Resorts,
  Inc.                            7,151        163,543
Sun Communities, Inc.             1,765         54,750
Sunstone Hotel Investors,
  Inc., REIT                      5,662        154,346
Tanger Factory Outlet
  Centers                         3,026        122,220
U-Store-It Trust, REIT            4,593         92,411
Universal Health Realty
  Income Trust                    1,151         41,148
Urstadt Biddle Properties,
  Inc., Class A                   1,958         38,298
Washington Real Estate
  Investment Trust                4,397        164,536
Winston Hotels, Inc.              2,853         42,881
Winthrop Realty Trust             3,614         23,889
                                         --------------
                                             9,808,287
RETAIL - 6.4%
---------------------------------------------------------
99 Cents Only Stores (a)          4,622         68,082
AC Moore Arts & Crafts, Inc.
  (a)                             1,444         30,815
Aeropostale, Inc. (a)             5,465        219,857
AFC Enterprises (a)               2,509         50,305
America's Car-Mart, Inc. (a)        856         11,436
Applebees International,
  Inc.                            7,259        179,878
Asbury Automotive Group,
  Inc.                            1,137         32,120
Bebe Stores, Inc.                 2,309         40,130
Big 5 Sporting Goods Corp.        2,219         57,516
Big Lots, Inc. (a)               11,320        354,090
BJ's Restaurants, Inc. (a)        1,486         31,399
Blockbuster, Inc. (a)            18,634        120,003
Bob Evans Farms, Inc.             3,504        129,473
Bon-Ton Stores, Inc. (The)          617         34,700
Books-A-Million, Inc.             1,314         18,711
Borders Group, Inc.               5,806        118,559
Brown Shoe Co., Inc.              2,770        116,340
Buckle, Inc. (The)                1,416         50,551
Buffalo Wild Wings, Inc. (a)        682         43,443
Build-A-Bear Workshop, Inc.
  (a)                             1,365         37,497
Cabela's, Inc. (a)                3,128         77,606
Cache, Inc. (a)                   1,135         20,146
California Pizza Kitchen,
  Inc. (a)                        1,935         63,642
Carrols Restaurant Group,
  Inc. (a)                        1,001         14,525
Casey's General Stores, Inc.      4,922        123,099
Cash America International,
  Inc.                            2,893        118,613
Casual Male Retail Group,
  Inc. (a)                        3,656         43,250
Cato Corp. (The) Class A          2,985         69,819

                SEE ACCOMPANYING NOTE TO SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                       20        E*TRADE Russell 2000 Index Fund

--------------------------------------------------------------------------------
E*TRADE Russell 2000 Index Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                 SHARES           VALUE
---------------------------------------------------------
RETAIL (CONTINUED)
---------------------------------------------------------
CBRL Group, Inc.                  2,553  $     118,204
CEC Entertainment, Inc. (a)       3,253        135,130
Charlotte Russe Holding,
  Inc. (a)                        1,662         47,982
Charming Shoppes, Inc. (a)       11,959        154,869
Children's Place Retail
  Stores, Inc. (The) (a)          2,208        123,118
Chipolte Mexican Grill, Inc.
  (a)                             2,386        136,956
Christopher & Banks Corp.         3,568         69,469
Citi Trends, Inc. (a)               596         25,473
CKE Restaurants, Inc.             6,673        125,853
Conn's, Inc. (a)                    737         18,241
Cosi, Inc. (a)                    3,187         17,783
Cost Plus, Inc. (a)               2,085         20,850
CSK Auto Corp. (a)                4,281         73,633
DEB Shops, Inc.                     462         12,511
dELIA*s, Inc. (a)                 2,239         20,554
Denny's Corp. (a)                 8,992         44,061
Domino's Pizza, Inc.              3,703        120,236
Dress Barn, Inc. (a)              4,495         93,541
DSW, Inc., Class A (a)            1,582         66,776
Ezcorp, Inc. (a)                  3,351         49,360
Finish Line                       4,161         52,429
First Cash Financial
  Services, Inc. (a)              2,636         58,730
Fred's, Inc.                      3,900         57,330
Genesco, Inc. (a)                 2,275         94,481
Group 1 Automotive, Inc.          2,427         96,522
Guitar Center, Inc. (a)           2,860        129,043
Haverty Furniture Cos., Inc.      2,089         29,246
Hibbett Sports, Inc. (a)          3,130         89,487
HOT Topic, Inc. (a)               4,315         47,897
Ihop Corp.                        1,795        105,277
Insight Enterprises, Inc. (a)     4,717         84,812
J Crew Group, Inc. (a)            2,114         84,919
Jack in the Box, Inc. (a)         3,543        244,928
Jo-Ann Stores, Inc. (a)           2,272         61,912
JOS A. Bank Clothiers, Inc.
  (a)                             1,758         62,145
Kenneth Cole Productions,
  Inc., Class A                     867         22,256
Krispy Kreme Doughnuts, Inc.
  (a)                             5,190         52,886
Landry's Restaurants, Inc.        1,599         47,330
Lithia Motors, Inc., Class A      1,547         42,403
Longs Drug Stores Corp.           3,110        160,600
Luby's, Inc. (a)                  1,986         19,403
MarineMax, Inc. (a)               1,529         35,442
McCormick & Schmick's
  Seafood Restaurants, Inc.
  (a)                             1,104         29,598
Men's Wearhouse, Inc.             4,774        224,617
Morton's Restaurant Group,
  Inc. (a)                          928         16,509
Movado Group, Inc.                1,728         50,890
New York & Co., Inc. (a)          1,984         31,327
Nu Skin Enterprises, Inc.         5,628         92,975
O'Charleys, Inc. (a)              2,257         43,538
Pacific Sunwear of
  California (a)                  7,115        148,205
Pantry, Inc. (The) (a)            2,216        100,208
Papa John's International,
  Inc. (a)                        2,379         69,943
Payless Shoesource, Inc. (a)      6,672        221,510
PEP Boys-Manny Moe & Jack         5,300        101,177
PF Chang's China Bistro,
  Inc. (a)                        2,591        108,511
Pier 1 Imports, Inc.              8,231         56,876
Pricesmart, Inc. (a)                704         10,813
Rare Hospitality
  International, Inc. (a)         3,054         91,895
Red Robin Gourmet Burgers,
  Inc. (a)                        1,615         62,694
Regis Corp.                       4,462        180,131
Restoration Hardware, Inc.
  (a)                             2,795         18,335
                                 SHARES           VALUE
---------------------------------------------------------
RETAIL (CONTINUED)
---------------------------------------------------------
Retail Ventures, Inc. (a)         2,070  $      43,574
Ruby Tuesday, Inc.                5,768        164,965
Rush Enterprises, Inc.,
  Class A (a)                     2,022         38,843
Ruth's Chris Steak House (a)      1,618         32,942
School Specialty, Inc. (a)        2,059         74,351
Select Comfort Corp. (a)          5,261         93,646
Smart & Final, Inc. (a)           1,309         28,497
Sonic Automotive, Inc.            2,945         83,933
Sonic Corp. (a)                   6,792        151,326
Stage Stores, Inc.                4,258         99,254
Steak N Shake Co. (The) (a)       2,751         46,134
Stein Mart, Inc.                  2,431         39,674
Susser Holdings Corp. (a)           659         11,434
Syms Corp. (a)                      604         11,265
Systemax, Inc.                      895         16,763
Talbots, Inc.                     2,199         51,940
Texas Roadhouse, Inc. (a)         5,095         72,604
Tuesday Morning Corp.             2,928         43,452
Tween Brands, Inc. (a)            3,283        117,269
Under Armour, Inc., Class A
  (a)                             2,031        104,190
West Marine, Inc. (a)             1,354         24,656
Wet Seal, Inc., (The) Class
  A (a)                           7,365         48,241
Zale Corp. (a)                    4,681        123,485
Zumiez, Inc. (a)                  1,409         56,529
                                         --------------
                                             8,668,402
SEMICONDUCTORS - 2.9%
---------------------------------------------------------
Advanced Analogic
  Technologies, Inc. (a)          3,411         22,444
AMIS Holdings, Inc. (a)           4,256         46,603
Amkor Technology, Inc. (a)        9,997        124,763
Applied Micro Circuits Corp.
  (a)                            28,875        105,394
Asyst Technologies, Inc. (a)      4,494         31,593
Axcelis Technologies, Inc (a)     9,869         75,399
Brooks Automation, Inc. (a)       7,294        125,092
Cabot Microelectronics Corp.
  (a)                             2,365         79,251
Cirrus Logic, Inc. (a)            8,547         65,470
Cohu, Inc.                        2,203         41,416
Conexant Systems, Inc. (a)       46,973         77,505
Credence Systems Corp. (a)        9,764         32,319
DSP Group, Inc. (a)               2,960         56,240
EMCORE Corp. (a)                  3,773         18,865
Emulex Corp. (a)                  8,242        150,746
Entegris, Inc. (a)               13,445        143,861
Exar Corp. (a)                    3,049         40,369
Formfactor, Inc. (a)              4,589        205,358
Genesis Microchip, Inc. (a)       3,291         30,573
Hittite Microwave Corp. (a)       1,269         50,976
Ikanos Communications, Inc.
  (a)                             1,905         14,802
IPG Photonics Corp. (a)           1,037         19,910
IXYS Corp. (a)                    2,524         25,821
Kopin Corp. (a)                   6,341         21,433
Kulicke & Soffa Industries,
  Inc. (a)                        5,544         51,282
Lattice Semiconductor Corp.
  (a)                            11,153         65,245
LTX Corp. (a)                     5,725         35,037
Mattson Technology, Inc. (a)      5,125         46,638
Micrel, Inc. (a)                  6,659         73,382
Microsemi Corp. (a)               7,299        151,892
Mindspeed Technologies, Inc.
  (a)                            10,219         22,175
MIPS Technologies, Inc. (a)       4,035         36,033
MKS Instruments, Inc. (a)         3,556         90,749
Monolithic Power Systems,
  Inc. (a)                        2,026         26,135
Netlogic Microsystems, Inc.
  (a)                             1,556         41,421
OmniVision Technologies,
  Inc. (a)                        5,202         67,418
ON Semiconductor Corp. (a)       13,331        118,913

                SEE ACCOMPANYING NOTE TO SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                       21        E*TRADE Russell 2000 Index Fund

--------------------------------------------------------------------------------
E*TRADE Russell 2000 Index Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                 SHARES           VALUE
---------------------------------------------------------
SEMICONDUCTORS (CONTINUED)
---------------------------------------------------------
Pericom Semiconductor Corp.
  (a)                             2,442  $      23,883
Photronics, Inc. (a)              4,045         62,900
PLX Technology, Inc. (a)          2,320         22,597
Rudolph Technologies, Inc.
  (a)                             2,268         39,554
Semitool, Inc. (a)                2,039         26,507
Semtech Corp. (a)                 7,064         95,223
Silicon Image, Inc. (a)           8,701         71,000
Sirf Technology Holdings,
  Inc. (a)                        5,017        139,272
Skyworks Solutions, Inc. (a)     15,676         90,137
Staktek Holdings, Inc. (a)          964          3,133
Standard Microsystems Corp.
  (a)                             2,167         66,180
Supertex, Inc. (a)                1,172         38,922
Techwell, Inc. (a)                  477          5,948
Tessera Technologies, Inc.
  (a)                             4,511        179,267
Transmeta Corp. (Delaware)
  (a)                            18,143         10,342
TranSwitch Corp. (a)             11,793         18,751
TriQuint Semiconductor, inc.
  (a)                            13,651         68,255
Ultratech, Inc. (a)               2,218         30,187
Varian Semiconductor
  Equipment Associates, Inc.
  (a)                             5,737        306,241
Veeco Instruments, Inc. (a)       2,859         55,750
Virage Logic Corp. (a)            1,375          9,996
Volterra Semiconductor Corp.
  (a)                             1,736         22,672
Zoran Corp. (a)                   4,790         81,526
                                         --------------
                                             3,900,766
SOFTWARE - 3.3%
---------------------------------------------------------
Advent Software, Inc. (a)         1,991         69,426
Altiris, Inc. (a)                 2,287         75,265
American Reprographics Co.
  (a)                             2,552         78,576
Ansys, Inc. (a)                   3,220        163,479
Aspen Technology, Inc. (a)        8,797        114,361
Avid Technology, Inc. (a)         4,128        143,985
Avocent Corp. (a)                 4,998        134,796
Blackbaud, Inc.                   4,267        104,200
Blackboard, Inc. (a)              2,709         91,104
Borland Software Corp. (a)        7,603         40,068
Commvault Systems, Inc. (a)       1,187         19,229
Computer Programs & Systems,
  Inc.                              867         23,253
Concur Technologies, Inc. (a)     3,138         54,789
Convera Corp. (a)                 2,422          7,605
CSG Systems International,
  Inc. (a)                        4,662        116,643
Double-Take Software, Inc.
  (a)                               820         11,078
Eclipsys Corp. (a)                4,418         85,135
eFunds Corp. (a)                  4,545        121,170
Emageon, Inc. (a)                 1,943         21,373
Epicor Software Corp. (a)         5,652         78,619
EPIQ Systems, Inc. (a)            1,383         28,186
FalconStor Software, Inc. (a)     3,434         35,782
Hyperion Solutions Corp. (a)      5,940        307,870
Infocrossing, Inc. (a)            1,582         23,524
Informatica Corp. (a)             8,419        113,067
Innerworkings, Inc. (a)           1,081         12,756
InPhonic, Inc. (a)                2,214         24,133
Inter-Tel, Inc.                   2,058         48,651
INVESTools, Inc. (a)              6,563         91,226
JDA Software Group, Inc. (a)      2,850         42,835
Keane, Inc. (a)                   4,222         57,335
Lawson Software, Inc. (a)        12,158         98,358
ManTech International Corp.
  (a)                             1,702         56,864
Mapinfo Corp. (a)                 1,972         39,696
MicroStrategy, Inc. (a)             930        117,543
Midway Games, Inc. (a)            3,314         20,713
Neoware, Inc. (a)                 1,837         18,499
Nuance Communications, Inc.
  (a)                            12,272        187,884
                                 SHARES           VALUE
---------------------------------------------------------
SOFTWARE (CONTINUED)
---------------------------------------------------------
Omnicell, Inc. (a)                2,908  $      60,835
Omniture, Inc. (a)                1,278         23,298
Opnet Technologies, Inc. (a)      1,146         15,482
Packeteer, Inc. (a)               3,393         42,141
Parametric Technology Corp.
  (a)                            11,167        213,178
PDF Solutions, Inc. (a)           1,953         22,049
Pegasystems, Inc.                 1,331         12,312
Progress Software Corp. (a)       4,014        125,237
Quality Systems, Inc.             1,603         64,120
Renaissance Learning, Inc.          728          9,588
Schawk, Inc.                      1,434         25,970
SPSS, Inc. (a)                    1,890         68,229
Sybase, Inc. (a)                  9,022        228,076
Synchronoss Technologies,
  Inc. (a)                          754         13,120
SYNNEX Corp. (a)                  1,179         25,042
Take-Two Interactive
  Software, Inc. (a)              6,990        140,779
Taleo Corp., Class A (a)          1,286         21,322
THQ, Inc. (a)                     6,398        218,748
Transaction Systems
  Architects, Inc. (a)            3,654        118,353
Trident Microsystems, Inc.
  (a)                             5,581        111,955
Wind River Systems, Inc. (a)      7,368         73,238
                                         --------------
                                             4,512,148
TELECOMMUNICATIONS - 3.2%
---------------------------------------------------------
3Com Corp. (a)                   38,253        149,569
Acme Packet, Inc. (a)             1,236         18,268
Adaptec, Inc. (a)                11,145         43,131
ADTRAN, Inc.                      6,350        154,622
Aeroflex, Inc. (a)                7,348         96,626
Alaska Communications
  Systems Group, Inc.             3,965         58,484
Anaren, Inc. (a)                  1,594         28,070
Anixter International, Inc.
  (a)                             3,109        205,007
Atheros Communications, Inc.
  (a)                             5,511        131,878
Atlantic Tele-Network, Inc.         591         15,443
C-COR, Inc. (a)                   4,690         65,003
CalAmp Corp. (a)                  2,156         18,606
Carrier Access Corp. (a)          1,791          9,152
Cbeyond, Inc. (a)                 1,608         47,163
Centennial Communications
  Corp.                           2,116         17,415
Citizens Communications Co.          --             --
Comtech Telecommunications
  Corp. (a)                       2,227         86,252
Consolidated Communications
  Holdings, Inc.                  1,987         39,521
CPI International, Inc. (a)         655         12,589
CT Communications, Inc.           1,878         45,260
Ditech Networks, Inc. (a)         3,057         24,823
Dobson Communications Corp.,
  Class A (a)                    14,515        124,684
EMS Technologies, Inc. (a)        1,406         27,094
Eschelon Telecom, Inc. (a)          883         25,519
Fairpoint Communications,
  Inc.                            2,688         51,636
FiberTower Corp. (a)             11,541         59,898
Finisar Corp. (a)                22,248         77,868
Foundry Networks, Inc. (a)       14,239        193,223
General Communication, Inc.,
  Class A (a)                     5,225         73,150
Globalstar Inc. (a)               1,762         18,677
Golden Telecom, Inc.              2,132        118,070
Harris Stratex Networks,
  Inc., Class A (a)               2,348         45,058
ID Systems, Inc. (a)                984         11,838
IDT Corp., Class B                4,250         48,237
Iowa Telecommunications
  Services, Inc.                  3,069         61,380

                SEE ACCOMPANYING NOTE TO SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                       22        E*TRADE Russell 2000 Index Fund

--------------------------------------------------------------------------------
E*TRADE Russell 2000 Index Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                 SHARES           VALUE
---------------------------------------------------------
TELECOMMUNICATIONS (CONTINUED)
---------------------------------------------------------
iPCS, Inc. (a)                    1,632  $      79,952
Lightbridge, Inc. (a)             2,659         46,719
Loral Space &
  Communications, Inc. (a)        1,112         56,579
MasTec, Inc. (a)                  3,932         43,291
MRV Communications, Inc. (a)     12,213         43,356
North Pittsburg Systems,
  Inc.                            1,392         30,304
Novatel Wireless, Inc. (a)        2,732         43,821
Oplink Communications, Inc.
  (a)                             1,516         27,242
OpNext, Inc. (a)                  1,947         28,796
Optical Communication
  Products, Inc. (a)              1,666          2,232
Optium Corp. (a)                    526         10,210
Orbcomm, Inc. (a)                   813         10,366
PAETEC Holding Corp. (a)          6,225         65,238
Parkervision, Inc. (a)            1,747         23,078
Plantronics, Inc.                 4,595        108,534
Polycom, Inc. (a)                 8,746        291,504
Powerwave Technologies, Inc.
  (a)                            12,711         72,326
Premiere Global Services,
  Inc. (a)                        7,062         79,236
Radyne Corp. (a)                  1,699         15,495
RCN Corp. (a)                     2,846         72,715
SAVVIS, Inc. (a)                  3,194        152,929
Sirenza Microdevices, Inc.
  (a)                             2,658         22,912
Sonus Networks, Inc. (a)         25,314        204,284
Switch & Data Facilities Co.
  (a)                             1,268         22,976
Syniverse Holdings, Inc. (a)      2,190         23,083
Tekelec (a)                       5,645         84,167
Time Warner Telecom, Inc.,
  Class A (a)                    14,235        295,661
USA Mobility, Inc.                2,672         53,253
UTStarcom, Inc. (a)              11,807         97,880
Vonage Holdings Corp. (a)         2,904         10,019
Zhone Technologies, Inc. (a)     10,290         12,760
                                         --------------
                                             4,334,132
TELECOMMUNICATIONS EQUIPMENT - 0.9%
---------------------------------------------------------
Andrew Corp. (a)                 15,601        165,215
Arris Group, Inc. (a)            10,450        147,136
Avanex Corp. (a)                 15,253         27,303
CommScope, Inc. (a)               5,816        249,506
Harmonic, Inc. (a)                7,915         77,725
InterDigital Communications
  Corp. (a)                       5,055        160,092
Ixia (a)                          4,190         38,967
NTELOS Holdings Corp. (a)         1,398         26,870
RF Micro Devices, Inc. (a)       18,704        116,526
Sycamore Networks, Inc. (a)      18,013         67,369
Symmetricom, Inc. (a)             4,263         35,383
Viasat, Inc. (a)                  2,285         75,336
Wireless Facilities, Inc. (a)     5,298          6,887
                                         --------------
                                             1,194,315
TELEPHONE  - 0.1%
---------------------------------------------------------
Cincinnati Bell, Inc. (a)        24,133        113,425
Shenandoah Telecom Co.              715         33,669
SureWest Communications           1,357         33,749
                                         --------------
                                               180,843
TEXTILES - 0.5%
---------------------------------------------------------
G&K Services, Inc., Class A       2,078         75,390
Guess?, Inc.                      4,094        165,766
Interface, Inc., Class A          5,349         85,531
Kellwood Co.                      2,501         73,354
Shoe Carnival, Inc. (a)             791         26,340
Steven Madden, Ltd.               1,967         57,436
Unifirst Corp. (MA)                 892         34,226
Wolverine World Wide, Inc.        5,449        155,678
                                         --------------
                                               673,721
                                 SHARES           VALUE
---------------------------------------------------------
TOBACCO - 0.2%
---------------------------------------------------------
Universal Corp., Richmond,
  VA                              2,514  $     154,234
Vector Group, Ltd.                3,854         72,108
                                         --------------
                                               226,342
TOYS / GAMES / HOBBIES - 0.3%
---------------------------------------------------------
Jakks Pacific, Inc. (a)           2,691         64,315
Leapfrog Enterprises, Inc.
  (a)                             3,156         33,769
Marvel Entertainment, Inc.
  (a)                             4,603        127,733
Multimedia Games, Inc. (a)        2,518         29,964
RC2 Corp. (a)                     2,035         82,194
Topps Co., Inc. (The)             3,200         31,104
                                         --------------
                                               369,079
TRANSPORTATION - 1.5%
---------------------------------------------------------
Abx Air, Inc. (a)                 5,695         39,011
American Commercial Lines,
  Inc (a)                         6,012        189,077
Arkansas Best Corp.               2,469         87,773
Atlas Air Worldwide
  Holdings, Inc. (a)              2,123        111,946
Bristow Group, Inc. (a)           2,282         83,179
Celadon Group, Inc. (a)           2,242         37,441
Dynamex, Inc. (a)                 1,028         26,152
EGL, Inc. (a)                     3,074        121,823
Florida East Coast
  Industries, Inc.                3,528        221,170
Forward Air Corp.                 3,077        101,172
Genesee & Wyoming, Inc.,
  Class A (a)                     3,533         94,013
Greenbrier Cos., Inc.             1,255         33,509
GulfMark Offshore, Inc. (a)       1,713         74,772
Heartland Express, Inc.           5,916         93,946
Horizon Lines, Inc., Class A      1,396         45,817
HUB Group, Inc., Class A (a)      3,910        113,351
Knight Transportation, Inc.       5,594         99,685
Marten Transport, Ltd. (a)        1,419         22,534
Old Dominion Freight Line (a)     2,751         79,256
Pacer International, Inc.         3,669         98,843
PAM. Transportation Services
  (a)                               473          9,753
Patriot Transportation
  Holding, Inc. (a)                 138         12,366
PHI, Inc. (a)                     1,272         34,420
Quality Distribution, Inc.
  (a)                               790          6,834
Saia, Inc. (a)                    1,359         32,276
SIRVA, Inc. (a)                   4,600         16,422
Universal Truckload
  Services, Inc. (a)                527         12,759
US Xpress Enterprises, Inc.
  (a)                               856         14,775
USA Truck, Inc. (a)                 767         11,919
Werner Enterprises, Inc.          5,022         91,250
                                         --------------
                                             2,017,244
TRUCKING & LEASING - 0.1%
---------------------------------------------------------
Amerco, Inc. (a)                  1,002         70,130
Interpool, Inc.                   1,110         27,106
TAL International Group,
  Inc.                            1,497         35,928
                                         --------------
                                               133,164
WATER  - 0.2%
---------------------------------------------------------
American States Water Co.         1,644         60,614
California Water Service
  Group                           1,868         71,582
Pico Holdings, Inc. (a)           1,267         54,114
SJW Corp.                         1,423         57,603
Southwest Water Co.               2,103         30,325
                                         --------------
                                               274,238
TOTAL COMMON STOCKS
(COST $114,831,981)                        132,701,154

                SEE ACCOMPANYING NOTE TO SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                       23        E*TRADE Russell 2000 Index Fund

--------------------------------------------------------------------------------
E*TRADE Russell 2000 Index Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                              SHARES/
                              PRINCIPAL
                              AMOUNT              VALUE
---------------------------------------------------------
SHORT-TERM INVESTMENTS - 3.5%
---------------------------------------------------------
BlackRock Liquidity Funds
  TempCash Portfolio          4,443,469  $   4,443,469
U.S. Treasury Bill 4.98%
  (b), 08/02/07 (c)            $250,000        245,868
                                         ---------------
TOTAL SHORT-TERM INVESTMENTS
(COST $4,689,279)                            4,689,337
TOTAL INVESTMENTS - 101.3%
  (COST $119,521,260) (D)                $ 137,390,491
                                         --------------
LIABILITIES IN EXCESS OF CASH & OTHER
ASSETS    - (1.3%)                          (1,712,541)
                                         --------------
TOTAL NET ASSETS - 100.0%                $ 135,677,950
                                         ==============

   (a)  Non-income producing.
   (b)  Yield to Maturity.
   (c) Security with an aggregate market value of $245,868 was segregated to cover margin requirements for the following open futures contracts as of March 31, 2007:
---------------------------------------------------------
                                                Net
                                 Notional   Unrealized
 Number of    Futures    Expirat Contract   Appreciation
 Contracts      Index     Date     Value    (Depreciation)
---------------------------------------------------------
     7        Russell    06/2007 $2,828,000   $82,045
                2000
               Futures
---------------------------------------------------------

   (d) At March 31, 2007, the cost of investments for Federal income tax purposes is $119,521,260. Unrealized appreciation (depreciation) is as follows:

        Gross Unrealized appreciation     $25,050,012
        Gross Unrealized depreciation      (7,180,781)
                                          -----------
        Net unrealized appreciation       $17,869,231
                                          -----------

                                                % OF
                                               TOTAL
INDUSTRY                            VALUE    NET ASSETS
---------------------------------------------------------
ADVERTISING                      $343,339        0.3%
AEROSPACE/DEFENSE               1,617,063        1.2%
AGRICULTURE                       371,461        0.3%
AIRLINES                          763,138        0.6%
APPAREL                         1,719,330        1.3%
AUTO MANUFACTURERS                313,899        0.2%
AUTO PARTS & EQUIPMENT          1,340,649        1.0%
BANKS                          11,838,028        8.7%
BEVERAGES                         191,895        0.1%
BIOTECHNOLOGY                   2,479,967        1.8%
BUILDING MATERIALS              1,115,290        0.8%
CHEMICALS                       2,711,573        2.0%
COAL                              161,053        0.1%
COMMERCIAL SERVICES             8,303,424        6.1%
COMPUTERS                       4,239,151        3.1%
COMPUTERS, PERIPHERAL &
SOFTWARE                          772,338        0.6%
COSMETICS / PERSONAL CARE         201,124        0.2%
DISTRIBUTION / WHOLESALE        1,050,928        0.8%
DIVERSIFED FINANCIAL SERVICES   2,829,287        2.1%
ELECTRIC                        2,345,267        1.7%
ELECTRICAL COMPONENTS &
EQUIPMENT                       1,529,964        1.1%
ELECTRONICS                     3,643,785        2.7%
ENERGY - ALTERNATE SOURCES        587,580        0.4%
ENGINEERING & CONTRUCTION         935,744        0.7%
ENTERTAINMENT                   1,489,794        1.1%
ENVIRONMENTAL CONTROL             850,018        0.6%
FOOD                            1,922,327        1.4%
FOREST PRODUCTS & PAPER           617,763        0.5%
GAS                               307,026        0.2%
HAND / MACHINE TOOLS              405,229        0.3%
HEALTH CARE                     6,837,636        5.0%
HOLDING COMPANIES                 290,728        0.2%
HOME BUILDERS                     741,504        0.5%
HOME FURNISHINGS                  635,364        0.5%
HOUSEHOLD PRODUCTS / WARE         970,267        0.7%
INSURANCE                       3,354,617        2.5%

                                                % OF
                                               TOTAL
INDUSTRY                            VALUE  NET ASSETS
------------------------------------------------------
INTERNET COMPANIES             $3,248,234        2.4%
INVESTMENT COMPANIES               66,660        0.1%
IRON / STEEL                    1,137,323        0.8%
LEISURE TIME                      797,937        0.6%
LODGING                           541,670        0.4%
MACHINERY                       1,898,190        1.4%
MANUFACTURERS                     631,608        0.5%
MANUFACTURING                     853,416        0.6%
MEDIA                           1,906,607        1.4%
METAL FABRICATE / HARDWARE        825,760        0.6%
METALS - DIVERSIFIED              759,809        0.6%
MINING                            825,386        0.6%
OFFICE/BUSINESS EQUIPMENT         548,037        0.4%
OIL & GAS                         609,619        0.5%
OIL & GAS PRODUCERS             3,037,402        2.2%
OIL & GAS SERVICES              3,217,188        2.4%
PACKAGING & CONTAINERS            540,218        0.4%
PHARMACEUTICALS                 4,941,641        3.6%
REAL ESTATE                       194,218        0.1%
REAL ESTATE INVESTMENT TRUST
(REIT)                          9,808,287        7.2%
RETAIL                          8,668,402        6.4%
SEMICONDUCTORS                  3,900,766        2.9%
SOFTWARE                        4,512,148        3.3%
TELECOMMUNICATIONS              4,334,132        3.2%
TELECOMMUNICATIONS EQUIPMENT    1,194,315        0.9%
TELEPHONE                         180,843        0.1%
TEXTILES                          673,721        0.5%
TOBACCO                           226,342        0.2%
TOYS / GAMES / HOBBIES            369,079        0.3%
TRANSPORTATION                  2,017,244        1.5%
TRUCKING & LEASING                133,164        0.1%
WATER                             274,238        0.2%
SHORT-TERM INVESTMENTS AND
OTHER
ASSETS LESS LIABILITIES         2,976,796        2.2%
                             -------------------------
                             $135,677,950    100.0%
                             =========================

                SEE ACCOMPANYING NOTE TO SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                       24        E*TRADE Russell 2000 Index Fund

--------------------------------------------------------------------------------
E*TRADE International Index Fund
SCHEDULE OF INVESTMENTS
March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                 SHARES           VALUE
---------------------------------------------------------
COMMON STOCKS - 94.1%
---------------------------------------------------------
AUSTRALIA - 5.5%
---------------------------------------------------------
ABC Learning Centres, Ltd.        3,926          $ 23,035
AGL Energy, Ltd.                  4,159            54,120
Alinta, Ltd.                      5,441            63,722
Alumina, Ltd. ADR                 3,215            75,681
Amcor, Ltd. ADR                   2,391            58,436
AMP, Ltd.                        20,684           173,417
Ansell, Ltd.                      1,651            15,432
APN News & Media, Ltd.            3,045            14,457
Aristocrat Leisure, Ltd.          3,870            51,166
ASX, Ltd.                         1,884            66,837
Australia & New Zealand
  Banking Group, Ltd. ADR         4,058           487,975
AXA Asia Pacific Holdings, Ltd.   9,616            55,988
Babcock & Brown, Ltd.             2,518            55,831
BHP Billiton, Ltd. ADR           19,284           934,310
Billabong International, Ltd.     1,830            24,664
BlueScope Steel, Ltd.             8,016            67,887
Boral, Ltd.                       6,561            43,612
Brambles Industries, Ltd. (a)    17,123           188,085
Brambles Industries, Ltd. (a)     5,293            57,726
Caltex Australia, Ltd.            1,489            28,602
Centro Properties Group           9,042            63,504
CFS Retail Property Trust        15,015            26,902
Challenger Financial
  Services Group, Ltd.            3,952            15,202
Coca-Cola Amatil, Ltd. ADR        2,898            41,204
Cochlear, Ltd.                      606            31,615
Coles Myer, Ltd.                 12,557           164,601
Commonwealth Bank of
  Australia                      14,232           576,962
Commonwealth Property Office
  Fund                           16,057            17,739
Computershare, Ltd.               4,960            43,409
CSL, Ltd.                         2,015           133,751
CSR, Ltd.                         9,688            26,636
DB RREEF Trust                   29,879            41,623
Downer EDI, Ltd.                  3,312            18,202
Foster's Group, Ltd. ADR         22,360           123,736
Futuris Corp., Ltd.               6,782            11,827
Goodman Fielder, Ltd.            11,695            23,047
GPT Group                        21,397            85,314
Harvey Norman Holdings, Ltd.      5,834            22,190
Iluka Resources, Ltd.             2,570            12,222
Ing Industrial Fund               9,224            17,568
Insurance Australia Group,
  Ltd.                           19,102            90,338
Investa Property Group           16,831            32,993
John Fairfax Holdings, Ltd.      11,281            45,319
Leighton Holdings, Ltd.           1,534            41,483
Lend Lease Corp., Ltd.            3,973            64,046
Lion Nathan, Ltd.                 3,242            23,149
Macquarie Airports                7,459            24,016
Macquarie Bank, Ltd.              2,767           184,646
Macquarie Communications          3,485            18,405
Macquarie Goodman Group          15,563            87,800
Macquarie Infrastructure Group   29,387            90,978
Macquarie Office Trust           21,899            26,789
Mirvac Group                     10,859            45,912
Multiplex Group                   6,929            25,005
National Australia Bank,
  Ltd. ADR                        3,594           585,283
Newcrest Mining, Ltd. ADR         3,687            70,860
OneSteel, Ltd.                    6,326            26,309
Orica, Ltd.                       3,424            69,993
Origin Energy, Ltd.               9,448            68,705
Pacific Brands, Ltd.              5,549            13,742

                                 SHARES           VALUE
---------------------------------------------------------
AUSTRALIA (CONTINUED)
---------------------------------------------------------
Paladin Resources, Ltd. (a)       4,692          $ 36,566
PaperlinX, Ltd.                   4,942            16,609
Perpetual Trustees
  Australia, Ltd.                   452            28,320
Publishing & Broadcasting, Ltd.   1,516            24,289
Qantas Airways, Ltd.             10,726            45,341
QBE Insurance Group, Ltd.         8,877           225,749
Rinker Group, Ltd. ADR            1,978           143,998
Rio Tinto, Ltd.                   3,153           200,362
Santos, Ltd. ADR                  1,651            53,691
Sonic Healthcare, Ltd.            2,933            34,882
Stockland                        15,823           104,096
Suncorp-Metway Ltd., Rights,
  expires 04/05/07 (a)              832                --
Suncorp-Metway, Ltd.              6,241           104,631
Sydney Roads Group               10,303            11,230
Symbion Health, Ltd.              7,119            20,800
TABCORP Holdings, Ltd. ADR          579            77,131
Tattersall's, Ltd.               11,866            49,300
Telstra Corp., Ltd. ADR           6,329           119,555
Telstra Corp., Ltd., Receipt     16,403            42,536
Toll Holdings, Ltd.               5,925            97,991
Tower Australia Group, Ltd.(a)        1                 2
Transurban Group                  9,200            57,626
Wesfarmers, Ltd.                  4,171           126,982
Westfield Group NPV              16,615           275,667
Westpac Banking Corp. ADR         4,058           433,192
Woodside Petroleum, Ltd. ADR      5,149           164,264
Woolworths, Ltd.                 13,277           291,112
WorleyParsons, Ltd.               1,759            39,136
Zinifex, Ltd.                     5,372            68,266
                                            --------------
                                                8,567,332
AUSTRIA - 0.6%
---------------------------------------------------------
Andritz AG                          108            26,994
Boehler-Uddeholm AG ADR           1,801            43,153
Bwin Interactive
  Entertainment (a)                 252            12,083
Erste Bank Der
  Oesterreichischen ADR           4,089           158,666
Flughafenwien AG                    116            11,332
Immoeast Immobilien Anlagen
  AG (a)                          3,066            45,807
Immofinanz Immobilien
  Anlagen AG (a)                  4,937            79,118
Mayr-Melnhof Karton AG               46            10,233
Meinl European Land, Ltd. (a)     2,979            82,600
OMV AG                            1,820           114,682
Raiffeisen International
  Bank Holding AG                   394            55,679
RHI AG (a)                          284            14,002
Telekom Austria AG ADR            2,069           104,360
Verbund Class A                     850            38,047
Voestalpine AG                      961            69,486
Wiener Staedtische
  Allgemeine Versicherung AG        348            24,604
Wienerberger AG                     777            48,520
                                            --------------
                                                  939,366
BELGIUM - 1.2%
---------------------------------------------------------
AGFA-Gevaert NV                   1,066            24,047
Barco NV                            125            11,496
Bekaert SA                          143            19,451
Belgacom SA                       1,796            79,862
Cofinimmo                            72            14,955
Colruyt SA                          176            40,200
Compagnie Maritime Belge SA         174            11,566
D' ieteren SA                        31            12,726
Delhaize Group ADR                  851            78,037
Dexia                             6,338           188,726

                SEE ACCOMPANYING NOTE TO SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                      25       E*TRADE International Index Fund

--------------------------------------------------------------------------------
E*TRADE International Index Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                 SHARES           VALUE
-------------------------------------------------------
BELGIUM (CONTINUED)
---------------------------------------------------------
Euronav NV                          203     $       6,813
Fortis NL ADR                    12,939           588,880
Groupe Bruxelles Lambert SA         812            94,860
Inbev NV                          2,023           146,274
KBC Bancassurance Holding         2,022           250,915
Mobistar SA                         349            29,468
Omega Pharma SA                     208            16,126
Solvay SA                           701           107,713
UCB SA                            1,244            72,252
Umicore                             272            48,380
                                            --------------
                                                1,842,747
BERMUDA - 0.0%
---------------------------------------------------------
Frontline, Ltd.                     578            20,090
SeaDrill, Ltd. (a)                2,536            40,601
Ship Finance International, Ltd.      1                25
                                            --------------
                                                   60,716
DENMARK - 0.8%
---------------------------------------------------------
AP Moller - Maersk A/S               12           124,159
Bang & Olufsen, A/S                 119            14,650
Carlsberg A/S Class B               352            38,106
Codan A/S                           150            14,120
Coloplast A/S                       294            24,809
Dampskibseelskabet TORM ADR         161            11,133
Danisco A/S                         540            42,213
Danske Bank A/S                   5,397           249,307
DSV, de Sammensluttede
  Vagnmaend                         222            38,561
East Asiatic Co., Ltd. A/S          184             8,786
FLSmidth & Co., A/S Class B         468            31,509
GN Store Nord (a)                 2,240            31,491
H Lundbeck A/S                      585            13,571
Jyske Bank (a)                      650            52,017
NKT Holding A/S                     207            16,468
Novo-Nordisk A/S Class B ADR      2,656           240,448
Novozymes A/S Class A               509            45,212
Sydbank A/S                         695            37,134
Topdanmark A/ S (a)                 199            38,216
TrygVesta AS                        300            24,688
Vestas Wind Systems A/S (a)       2,043           113,483
William Demant Holding (a)          314            27,639
                                            --------------
                                                1,237,720
FINLAND - 1.4%
---------------------------------------------------------
Amer Sports Oyj                     790            17,237
Amer Sports Oyj ADR                   1                11
Cargotec Corp. Class B              421            25,368
Elisa Oyj, Class A                1,649            47,614
Fortum Oyj                        4,872           141,390
KCI Konecranes Oyj                  627            21,020
Kesko, Class B                      725            38,685
Kone Oyj                            841            47,851
Metso Oyj ADR                     1,407            74,304
Neste Oil Oyj                     1,414            48,506
Nokia Oyj ADR                    45,177         1,035,457
Nokian Renkaat Oyj                1,144            31,315
OKO Bank, Class A                 1,055            17,911
Orion Oyj, Class B (a)              939            22,562
Outokumpu Oyj, Class A            1,100            37,730
Rautaruukki Oyj                     922            42,807
Sampo Oyj, Class A                4,687           142,322
Sanoma-WSOY Oyj                     713            21,139
Stora Enso Oyj ADR                6,408           110,666
Tietoenator Oyj                     837            24,270
UPM-Kymmene Oyj ADR               5,773           147,385
Uponor Oyj                          606            21,370

                                 SHARES           VALUE
---------------------------------------------------------
FINLAND (CONTINUED)
---------------------------------------------------------
Wartsila Corp., Class B             706     $      43,684
YIT Oyj                           1,388            47,857
                                            --------------
                                                2,208,461
FRANCE - 9.0%
---------------------------------------------------------
Accor SA                          2,224           212,054
Air France-KLM ADR                1,337            60,981
Alcatel SA ADR                   25,460           300,937
Alstom (a)                        1,220           158,043
Atos Origin SA (a)                  746            50,044
AXA SA ADR                       18,447           785,842
BNP Paribas ADR                  18,478           961,619
Bouygues SA                       2,253           173,913
Business Objects SA ADR (a)       1,066            38,579
Cap Gemini SA                     1,509           114,451
Carrefour SA                      6,610           482,791
Casino Guichard-Perrachon SA        480            48,488
CNP Assurances                      492            57,373
Compagine de Saint-Gobain         3,482           340,667
Compagnie Generale D'Optique
  Essilor International SA        1,085           124,371
Compagnie Generale Des
  Etablissements Michelin         1,582           174,296
Credit Agricole SA (a)            7,269           283,125
Dassault Systemes SA ADR            635            34,195
France Telecom SA ADR            18,667           492,809
Gaz de France                     2,171           101,032
Gecina SA                           137            25,445
Groupe Danone ADR                13,082           467,289
Hermes International                707            97,424
Imerys SA                           352            32,666
Klepierre                           204            39,354
L'Air Liquide SA                  1,332           323,030
L'Oreal SA                        3,175           345,570
Lafarge SA ADR                    6,610           259,707
LVMH Moet Hennessy Louis
  Vuitton SA                      2,703           299,169
M6-Metropole Television             728            26,679
Neopost SA                          353            50,396
Pagesjaunes Groupe SA             1,384            30,061
Pernod-Ricard SA                    996           201,809
Peugeot SA ADR                    1,682           118,129
Pinault Printemps Redoute SA
  (a)                               730           116,786
Publicis Groupe ADR               1,534            74,399
Renault SA                        2,043           238,593
Safran SA                         1,840            45,000
Sanofi-Aventis ADR               22,466           977,496
Schneider Electric SA             2,500           317,534
SCOR ADR                         11,103            30,089
Societe BIC SA (a)                  300            20,899
Societe Des Autoroutes Paris        249            22,629
Societe Generale ADR             20,345           700,727
Societe Television Francaise 1    1,311            43,795
Sodexho Alliance SA ADR           1,053            77,364
Suez SA ADR                      11,233           594,001
Technip-Coflexip SA ADR           1,166            85,001
Thales SA                           978            56,825
Thomson/ex-TMM ADR                2,869            55,343
TotalFinaElf SA ADR              24,078         1,680,163
Unibail                             507           153,599
Valeo SA ADR                      1,540            45,007
Vallourec                           439           112,416
Veolia Environnement ADR          3,150           234,108
Vinci SA                          2,326           361,426
Vivendi                          12,742           517,488

                SEE ACCOMPANYING NOTE TO SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                 26            E*TRADE International Index Fund

--------------------------------------------------------------------------------
E*TRADE International Index Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                 SHARES           VALUE
---------------------------------------------------------
FRANCE (CONTINUED)
---------------------------------------------------------
Zodiac SA                           457     $      32,803
                                            --------------
                                               13,905,829
GERMANY - 6.9%
---------------------------------------------------------
Adidas-Salomon AG                 2,240           121,833
Allianz AG ADR                   47,683           979,886
Altana AG ADR                       774            50,527
BASF AG ADR                       5,391           606,056
Bayer AG ADR                      8,011           512,464
Beiersdorf AG                       973            66,406
Bilfinger Berger AG                 410            37,381
Celesio AG                          938            58,755
Commerzbank AG ADR                6,888           303,951
Continental AG ADR                1,448           186,467
Daimlerchrysler AG                1,662           135,498
Daimlerchrysler AG                8,452           691,458
Deutsche Bank AG                  5,730           768,850
Deutsche Boerse AG                1,125           256,911
Deutsche Lufthansa AG ADR         2,526            68,393
Deutsche Post AG                  8,561           257,536
Deutsche Postbank AG                905            78,640
Deutsche Telekom AG ADR          31,274           516,959
Douglas Holding AG                  346            20,275
E.ON AG ADR                      20,613           930,883
Fresenius Medical Care AG         2,083           101,380
Heidelberger Druckmaschinen         641            29,325
Hochtief AG                         463            46,831
Hypo Real Estate Holding ADR      1,479            94,068
Infineon Technologies AG ADR (a)  8,248           128,421
Ivg Immobilien AG                   960            46,072
Karstadtquelle AG (a)               698            25,578
Linde AG                          1,212           130,011
MAN AG                            1,400           162,706
Merck KGaA                          643            82,734
Metro AG                          1,788           126,221
MLP AG                              659            16,580
Muenchener
  Rueckversicherungs-
  Gesellscft AG                   2,280           384,747
Premiere AG (a)                     724            15,732
Puma AG Rudolf Dassler Sport ADR    132            48,089
Rheinmetall AG                      397            36,929
Rwe AG ADR                        4,908           517,436
Salzgitter AG                       453            66,118
SAP AG ADR                        9,785           436,900
Siemens AG ADR                    9,339         1,001,141
Solarworld AG                       401            30,964
Suedzucker AG                       731            13,903
Thyssenkrupp AG                   3,973           196,523
TUI AG                            2,351            57,916
Volkswagen AG ADR                 9,405           281,938
Wincor Nixdorf AG                   346            32,368
                                            --------------
                                               10,759,760
GREECE - 0.6%
---------------------------------------------------------
Alpha Credit Bank                 4,273           134,386
Coca Cola Hellenic Bottling
  Co., SA                         1,195            50,257
Cosmote Mobile
  Telecommunications SA           1,104            32,929
EFG Eurobank                      2,537           102,758
Folli - Follie SA                   182             6,335
Hellenic Exchanges SA               504            11,458
Hellenic Petroleum SA             1,180            16,696
Hellenic Technodomiki Tev SA      1,314            19,140
Hellenic Telecommunications
  Organization SA (a)             3,515            95,542

                                 SHARES           VALUE
---------------------------------------------------------
GREECE (CONTINUED)
---------------------------------------------------------
Intracom SA (a)                     950     $       5,015
Motor Oil (Hellas) SA               489            13,541
National Bank of Greece SA
  ADR                            20,960           224,691
Opap SA                           2,464            93,325
Piraeus Bank SA                   2,371            81,909
Public Power Corp.                1,152            28,132
Technical Olympic SA                877             1,828
Titan Cement Co. SA                 635            34,075
Viohalco                          1,100            16,832
                                            --------------
                                                  968,849
HONG KONG - 1.7%
---------------------------------------------------------
ASM Pacific Technology, Ltd.      1,922            11,321
Bank of East Asia, Ltd. ADR      16,209            94,276
BOC Hong Kong Holdings, Ltd.     40,826            98,778
Cathay Pacific Airways, Ltd.
  ADR                             2,169            27,591
Cheung Kong Holdings, Ltd.       16,610           209,967
Cheung Kong Infrastructure
  Holdings, Ltd.                  4,974            17,296
Clp Holdings, Ltd. ADR           19,927           145,483
Esprit Holdings, Ltd.            11,446           134,111
Foxconn International
  Holdings, Ltd. (a)             23,097            70,198
Giordano International, Ltd.     16,447             8,001
Hang Lung Properties, Ltd. ADR    5,027            70,282
Hang Seng Bank, Ltd. ADR          8,437           119,846
Henderson Land Development ADR    9,644            56,339
Hong Kong & China Gas ADR        39,505            88,270
Hong Kong Electric Holdings ADR  15,305            78,541
Hong Kong Exchanges and
  Clearing, Ltd.                 11,753           114,106
Hopewell Holdings                 6,939            27,019
Hutchison Telecommunications
  International Ltd. (a)         15,730            31,756
Hutchison Whampoa, Ltd.          23,518           225,840
Hysan Development Co., Ltd.       6,981            18,898
Johnson Electric Holdings,
  Ltd. ADR                        1,621            10,766
Kerry Properties, Ltd.            5,415            27,769
Kingboard Chemical Holdings Ltd.  6,067            25,474
Kingboard Laminates Holding,
  Ltd. (a)                          198               190
Li & Fung, Ltd.                  24,420            76,360
Link REIT (The)                  23,582            56,570
Melco International
  Development, Ltd.               8,112            14,549
MTR Corp.                        15,249            38,051
New World Development, Ltd.
  ADR                            14,148            64,165
Noble Group Ltd.                 10,632            10,460
Orient Overseas
  International, Ltd.             2,416            22,379
PCCW, Ltd. ADR                    4,091            24,546
Shangri-La Asia, Ltd. ADR           701            34,699
Shui On Land, Ltd. (a)           20,778            17,158
Shun Tak Holdings, Ltd.          10,879            14,418
Sino Land Co.                    14,867            31,914
Solomon Systech
  International, Ltd.            26,272             4,119
Sun Hung Kai Properties,
  Ltd. ADR                       15,120           174,917
Swire Pacific, Ltd. ADR          10,264           115,194
Techtronic Industries Co., Ltd.  11,315            13,610
Television Broadcasts, Ltd.       3,141            19,598
Texwinca Holdings, Ltd.           6,585             4,436
Wharf Holdings, Ltd.             13,503            49,899
Wing Hang Bank, Ltd.              1,948            23,986
Yue Yuen Industrial Holdings      7,342            24,851
                                            --------------
                                                2,547,997
IRELAND - 0.9%
---------------------------------------------------------
Allied Irish Bank ADR             4,855           290,669
Bank of Ireland ADR               2,692           232,858

                SEE ACCOMPANYING NOTE TO SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                27             E*TRADE International Index Fund

--------------------------------------------------------------------------------
E*TRADE International Index Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                 SHARES           VALUE
---------------------------------------------------------
IRELAND (CONTINUED)
---------------------------------------------------------
C&C Group PLC                     3,425     $      52,099
CRH PLC ADR                       5,964           259,374
DCC PLC                             885            31,026
Depfa Bank PLC                    3,895            69,312
Elan Corp. PLC ADR (a)            4,742            63,021
Experian Group Ltd. ADR          11,237           129,043
Grafton Group PLC                 2,498            37,409
Greencore Group PLC               1,752            10,703
Iaws Group PLC                    1,183            27,371
Independent News & Media PLC      6,310            28,574
Irish Life & Permanent PLC        3,029            82,810
Kerry Group PLC, Class A          1,447            40,090
Kingspan Group PLC                1,405            37,111
Paddy Power PLC                     507            13,394
Ryanair Holdings PLC (a)          2,482            19,185
Ryanair Holdings PLC ADR (a)        710            31,801
Total Produce PLC (a)             3,475             3,839
                                            --------------
                                                1,459,689
ITALY - 3.5%
---------------------------------------------------------
Alleanza Assicurazioni SpA        4,669            59,518
Arnoldo Mondadori Editore SpA     1,288            13,426
Assicurazioni Generali SpA       10,570           448,610
Autogrill SpA                     1,123            21,475
Autostrade SpA                    3,157           101,200
Banca Intesa SpA                 78,436           594,051
Banca Intesa SpA - RNC           10,288            76,714
Banca Monte Dei Paschi di
  Siena SpA                      12,156            75,963
Banca Popolare di Milano SCRL     4,579            70,804
Banche Popolari Unite SCRL        3,801           112,342
Banco Popolare di Verona e
  Novara SCRL                     4,141           128,522
Benetton Group SpA ADR              353            11,427
Bulgari SpA                       1,645            23,711
Capitalia SpA                    18,612           167,704
Enel SpA ADR                      9,534           510,069
Eni SpA ADR                      14,362           931,088
Fiat SpA ADR (a)                  6,025           152,794
Finmeccanica SpA                  3,278            98,189
Fondiaria-Sai SpA                   815            37,362
Gruppo Editoriale L'espresso SpA  1,916            10,195
Italcementi SpA                     782            23,402
Lottomatica SpA                     664            26,416
Luxottica Group SpA ADR           1,522            48,476
Mediaset SpA                      8,471            92,194
Mediobanca SpA                    5,392           119,753
Mediolanum SpA                    2,814            22,750
Pirelli & Co. SpA                31,754            34,995
Seat Pagine Gialle SpA           45,143            27,764
Snam Rete Gas SpA                10,790            68,471
Telecom Italia SpA                    3                 8
Telecom Italia SpA
  (Ordinary) ADR                 11,810           338,475
Telecom Italia SpA (Savings)
  ADR                             6,648           163,873
Terna SpA                        13,239            49,118
Tiscali SpA (a)                   3,044            11,516
Unicredito Italiano SpA          86,191           817,846
                                            --------------
                                                5,490,221
JAPAN - 21.2%
---------------------------------------------------------
77 Bank, Ltd. (The)               3,594            23,351
Access Co., Ltd. (a)                  2             8,925
Acom Co., Ltd. ADR                3,172            33,648
Aderans Co., Ltd.                   391             9,461
Advantest Corp. ADR               1,761            78,505
Aeon Co., Ltd.                    7,020           138,938

                                 SHARES           VALUE
---------------------------------------------------------
JAPAN (CONTINUED)
---------------------------------------------------------
Aeon Credit Service Co.,
  Ltd.                              952          $ 15,928
Aiful Corp.                         862            26,547
Aisin Seiki Co., Ltd.             2,113            73,667
Ajinomoto Co., Inc.               6,812            78,065
Alfresa Holdings Corp.              267            16,913
All Nippon Airways Co., Ltd.      7,000            27,409
Alps Electric Co., Ltd.           1,903            22,178
Amada Co., Ltd.                   4,036            45,897
Amano Corp                          672             8,168
Aoyama Trading Co., Ltd.            632            19,973
Arrk Corp.                          639             7,685
Asahi Breweries, Ltd.             4,535            72,492
Asahi Glass Co., Ltd.            10,468           146,592
Asahi Kasei Corp.                13,528            97,890
Asatsu-DK, Inc.                     370            11,627
Asics Corp.                       1,765            19,650
Astellas Pharma Inc.              5,911           253,563
Autobacs Seven Co., Ltd.            303            10,807
Bank of Fukuoka, Ltd.             6,560            52,246
Bank of Kyoto Ltd. (The)          2,914            33,279
Bank of Yokohama, Ltd. (The)     13,184            97,812
Benesse Corp.                       704            26,073
Bridgestone Corp.                 6,728           133,437
Canon, Inc. ADR                  11,768           631,706
Canon, Marketing Japan Inc.         830            17,315
Casio Computer Co., Ltd.          2,617            56,930
Central Glass Co., Ltd.           1,897            12,792
Central Japan Railway Co.            17           192,637
Chiba Bank, Ltd. (The)            8,398            73,663
Chiyoda Corp.                     1,597            34,813
Chubu Electric Power Co.,  Inc.   7,335           251,560
Chugai Pharmaceutical Co., Ltd.   3,086            77,741
Circle K Sunkus Co., Ltd.           475             8,841
Citizen Watch Co., Ltd.           3,986            37,261
Coca-Cola West Holdings Co., Ltd.   613            13,262
COMSYS Holdings Corp.             1,288            13,750
Credit Saison Co., Ltd.           1,799            58,865
CSK Holdings Corp.                  704            29,371
Dai Nippon Printing Co., Ltd.     6,850           107,296
Daicel Chemical Industries Ltd.   3,020            20,505
Daido Steel Co., Ltd.             3,835            24,745
Daifuku Co., Ltd.                   878            12,668
Daiichi Sankyo Co., Ltd.          7,704           235,311
Daikin Industries, Ltd.           2,619            90,674
Daimaru Inc.                      2,390            30,860
Dainippon Ink & Chemicals, Inc.   6,998            27,665
Dainippon Screen
  Manufacturing Co., Ltd.         2,382            17,921
Daito Trust Construction
  Co., Ltd.                         908            42,457
Daiwa House Industry Co., Ltd.    5,957            97,134
Daiwa Securities Group, Inc.     14,722           176,569
Denki Kagaku Kogyo Kabushiki
  Kaisha                          5,161            24,085
Denso Corp.                       5,364           198,167
Dentsu Inc.                          20            55,652
Dowa Holdings Co., Ltd.           3,016            30,458
Dowa Mining Co., Ltd.
  Rights, expires 01/29/10 (a)    2,165             1,080
eAccess Ltd.                         14             9,280
East Japan Railway Co.               38           294,972
Ebara Corp.                       4,197            19,753
EDION Corp.                         812            11,260
Eisai Co., Ltd. ADR               2,781           133,073
Electric Power Development
  Co., Ltd.                       1,746            87,537
Elpida Memory, Inc. (a)           1,068            41,201

                SEE ACCOMPANYING NOTE TO SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                  28          E*TRADE International Index Fund

--------------------------------------------------------------------------------
E*TRADE International Index Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                 SHARES           VALUE
---------------------------------------------------------
JAPAN (CONTINUED)
---------------------------------------------------------
FamilyMart Co., Ltd.                701          $ 19,421
Fanuc, Ltd.                       1,982           183,278
Fast Retailing Co., Ltd.            585            45,165
Fuji Electric Holdings Co.,
  Ltd.                            6,177            28,502
Fuji Soft  ABC, Inc.                331             9,817
Fuji Television Network,
  Inc.                                5            11,537
Fujifilm Holdings Corp.           5,394           220,191
Fujikura Ltd.                     3,944            27,637
Fujitsu, Ltd.                    20,554           136,102
Furukawa Electric Co. (The)       7,012            42,537
Glory Ltd.                          696            13,501
Goodwill Group, Inc. (The)           14            10,955
Gunma Bank, Ltd. (The)            4,178            29,449
Gunze Ltd.                        2,138            12,351
Hakuhodo DY Holdings, Inc.          279            19,440
Hankyu Department Stores,
  Inc.                            1,553            14,347
Hankyu Hanshin Holdings,
  Inc.                           13,326            80,360
Haseko Corp. (a)                 10,080            36,636
Hikari Tsushin, Inc.                257            11,643
Hino Motors, Ltd.                 2,853            15,134
Hirose Electric Co., Ltd.           331            39,547
Hitachi Cable Ltd.                1,857            10,510
Hitachi Capital Corp.               482             9,573
Hitachi Chemical Co., Ltd.        1,144            26,773
Hitachi Construction
  Machinery Co., Ltd.             1,082            29,088
Hitachi High-Technologies
  Corp.                             684            18,593
Hitachi Ltd. ADR                  3,716           286,912
Hokkaido Electric Power Co.,
  Inc.                            2,019            53,460
Hokuhoku Financial Group,
  Inc.                           13,818            47,334
Honda Motor Co., Ltd. ADR        17,206           599,973
House Foods Corp.                   795            13,521
Hoya Corp. ADR                    4,559           150,969
Ibiden Co., Ltd.                  1,486            76,589
Index Holdings                       12             6,210
INPEX Holdings, Inc.                  9            77,515
Isetan Co., Ltd.                  2,107            36,569
Ishikawajima-Harima Heavy
  Industries Co., Ltd.           14,354            59,320
Ito En, Ltd.                        654            21,253
Itochu Corp.                     16,611           163,726
Itochu Techno-Solutions
  Corp.                             339            16,165
Jafco Co., Ltd.                     373            20,486
Japan Airlines System Corp.
  (a)                             9,000            18,662
Japan Prime Realty
  Investment Corp. REIT               5            21,939
Japan Real Estate Investment
  Corp. REIT                          4            52,902
Japan Retail Fund Investment
  Corp. REIT                          4            39,327
Japan Steel Works Ltd.,
  (The)                           3,688            44,090
Japan Tobacco, Inc.                  50           244,628
JFE Holdings, Inc.                6,155           362,712
JGC Corp.                         2,286            37,322
Joyo Bank, Ltd. (The)             7,389            45,889
JS Group Corp.                    2,936            63,372
JSR Corp.                         1,976            45,332
JTEKT Corp.                       2,117            36,902
Kajima Corp.                      9,915            50,314
Kaken Pharmaceutical Co.,
  Ltd.                              989             8,030
Kamigumi Co., Ltd.                2,875            24,640
Kaneka Corp.                      3,354            31,845
Kansai Electric Power Co.,
  Inc. (The)                      8,497           243,983
Kansai Paint Co., Ltd.            2,406            20,498

                                 SHARES           VALUE
---------------------------------------------------------
JAPAN (CONTINUED)
---------------------------------------------------------
Kao Corp. ADR                       546         $ 159,534
Katokichi Co., Ltd.               1,358             8,516
Kawasaki Heavy Industries,
  Ltd. ADR                        3,660            61,870
Kawasaki Kisen Kaisha, Ltd.       5,568            52,673
KDDI Corp.                           27           214,359
Keihin Electric Express
  Railway Co., Ltd.               4,687            35,828
Keio Electric Railway Co., Ltd.   6,028            41,722
Keisei Electric Railway Co., Ltd. 3,234            20,802
Keyence Corp.                       416            93,412
Kikkoman Corp.                    1,632            20,815
Kinden Corp.                      1,468            13,125
Kintetsu Corp.                   17,934            56,276
Kirin Brewery Co., Ltd. ADR       8,689           125,248
KK Davinci Advisors (a)              11            11,669
Kobe Steel, Ltd.                 30,930           124,040
Kokuyo Co., Ltd.                    923            12,175
Komatsu, Ltd. ADR                 2,479           208,272
Komori Corp.                        636            14,736
Konami Corp. ADR                  1,029            27,464
Konica Minolta Holdings,
  Inc. (a)                        5,279            69,026
Kose Corp.                          368            10,841
Kubota Corp. ADR                  2,438           106,687
Kuraray Co., Ltd.                 4,013            43,103
Kurita Water Industries, Ltd.     1,245            29,925
Kyocera Corp. ADR                 1,794           168,905
Kyowa Hakko Kogyo Co., Ltd.       3,593            33,091
Kyushu Electric Power Co., Inc.   4,185           118,717
Lawson, Inc.                        692            26,518
Leopalace21 Corp.                 1,408            46,397
Mabuchi Motor Co., Ltd.             312            19,254
Makita Corp.                      1,192            44,065
Marubeni Corp.                   17,195           103,945
Marui Co., Ltd.                   3,457            42,130
Matsui Securities Co., Ltd.       1,335            11,635
Matsumotokiyoshi Co., Ltd.          443            10,116
Matsushita Electric
  Industrial Co., Ltd. ADR       21,651           435,185
Matsushita Electric Works, Ltd.   3,729            42,524
Mediceo Paltac Holdings Co., Ltd. 1,876            35,612
Meiji Dairies Corp.               2,910            22,757
Meiji Seika Kaisha, Ltd.          3,403            15,715
Meitec Corp.                        386            12,411
Millea Holdings, Inc. ADR         7,910           292,433
Minebea Co., Ltd. ADR             1,872            23,147
Mitsubishi Chemical Holdings
  Corp.                          12,953           109,859
Mitsubishi Corp. ADR              7,453           345,271
Mitsubishi Electric Corp.        21,320           218,620
Mitsubishi Estate Co., Ltd.      12,965           423,164
Mitsubishi Gas Chemical Co.,
  Inc.                            4,267            40,684
Mitsubishi Heavy Industries,
  Ltd.                           35,359           227,556
Mitsubishi Logistics Corp.        1,262            21,380
Mitsubishi Materials Corp.       10,954            51,713
Mitsubishi Rayon Co., Ltd.        5,958            39,440
Mitsubishi UFJ Financial
  Group Inc. ADR                 95,011         1,069,824
Mitsubishi UFJ Securities
  Co., Ltd.                       2,803            31,781
Mitsui & Co., Ltd. ADR              856           326,136
Mitsui Chemicals, Inc.            6,990            60,787
Mitsui Engineering &
  Shipbuilding Co., Ltd.          7,793            32,834
Mitsui Fudosan Co., Ltd.          9,238           269,520
Mitsui Mining & Smelting
  Co., Ltd.                       6,321            34,503
Mitsui O.S.K. Lines, Ltd.        11,969           132,261

                SEE ACCOMPANYING NOTE TO SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                 29            E*TRADE International Index Fund

--------------------------------------------------------------------------------
E*TRADE International Index Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                 SHARES           VALUE
-------------------------------------------------------
JAPAN (CONTINUED)
-------------------------------------------------------
Mitsui Sumitomo Insurance Co.    13,355         $ 166,656
Mitsui Trust Holdings, Inc.       7,503            73,583
Mitsukoshi, Ltd.                  4,546            20,783
Mitsumi Electric Co., Ltd.          762            25,104
Mizuho Financial Group, Inc.        105           673,143
Murata Manufacturing Co., Ltd.    2,237           162,143
Namco Bandai Holdings, Inc.       2,300            35,694
NEC Corp. ADR                    22,391           119,568
NEC Electronics Corp. (a)           409             9,845
Net One Systems Co., Ltd.             6             7,086
NGK Insulators, Ltd.              2,950            60,396
NGK Spark Plug Co., Ltd.          1,899            35,364
NHK Spring Co., Ltd.              1,750            17,480
Nichirei Corp.                    2,744            15,968
Nidec Corp.                       1,197            76,670
Nikko Cordial Corp.               9,149           129,685
Nikon Corp.                       3,280            68,704
Nintendo Co., Ltd.                1,094           316,805
Nippon Building Fund, Inc. REIT       5            82,605
Nippon Electric Glass Co., Ltd.   3,702            64,498
Nippon Express Co., Ltd.          8,790            54,895
Nippon Kayaku Co., Ltd.           1,711            14,079
Nippon Light Metal Co., Ltd.      5,095            14,374
Nippon Meat Packers, Inc.         1,890            23,014
Nippon Mining Holdings, Inc.      9,731            83,237
Nippon Oil Corp.                 13,734           110,668
Nippon Paper Group Inc.              10            35,415
Nippon Sheet Glass Co., Ltd.      5,676            29,635
Nippon Shokubai Co., Ltd.         1,398            15,021
Nippon Steel Corp.               67,589           473,675
Nippon Telegraph & Telephone
  ADR                            11,406           301,232
Nippon Yusen Kabushiki
  Kaisha                         11,536            92,123
NISHI-NIPPON City Bank Ltd.       6,593            29,084
Nishimatsu Construction Co., Ltd. 2,913             9,387
Nissan Chemical Industries, Ltd.  1,760            22,572
Nissan Motor Co., Ltd. ADR       12,469           266,837
Nisshin Seifun Group, Inc.        2,123            21,522
Nisshin Steel Co., Ltd.           9,326            40,003
Nisshinbo Industries, Inc.        1,669            20,794
Nissin Food Products Co., Ltd.      984            35,963
Nitori Co., Ltd.                    406            20,130
Nitto Denko Corp.                 1,821            85,182
NOK Corp.                         1,242            20,967
Nomura Holdings, Inc. ADR        19,520           404,650
Nomura Real Estate Office
  Fund, Inc. REIT                     3            38,391
Nomura Research                   1,240            36,369
NSK, Ltd.                         4,866            46,172
NTN Corp.                         4,342            37,405
NTT Data Corp.                       14            70,746
NTT DoCoMo, Inc. ADR             20,718           381,833
NTT Urban Development Corp.          13            30,265
Obayashi Corp.                    7,164            45,951
Obic Co., Ltd.                       77            15,152
Odakyu Electric Railway Co., Ltd. 6,897            50,245
Oji Paper Co., Ltd.               8,220            43,424
Oki Electric Industry Co., Ltd.   6,437            12,347
OKUMA Corp.                       1,583            18,383
Okumura Corp.                     2,015            11,014
Olympus Corp.                     2,544            86,601
Omron Corp. ADR                   2,474            66,420
Onward Kashiyama Co., Ltd.        1,526            21,125
Oracle Corp., Japan                 350            16,753
Oriental Land Co., Ltd.             552            32,743

                                 SHARES           VALUE
-------------------------------------------------------
JAPAN (CONTINUED)
-------------------------------------------------------
Orix Corp. ADR                    1,998         $ 261,438
Osaka Gas Co., Ltd.              22,199            85,840
OSG Corp.                           873            13,164
Otsuka Corp.                        175            16,690
PARK24 Co., Ltd.                  1,053            14,097
Pioneer Corp.                     1,689            21,971
Promise Co., Ltd.                   893            33,447
QP Corp.                          1,115            10,083
Rakuten, Inc.                        72            34,051
Resona Holdings, Inc.                50           133,690
Ricoh Co., Ltd. ADR               1,479           165,278
Rinnai Corp.                        389            10,326
Rohm Co., Ltd.                    1,180           106,557
Round One Corp.                       4             8,038
Ryohin Keikaku Co., Ltd.            263            16,525
Sanken Electric Co., Ltd.         1,177            12,302
Sankyo Co., Ltd., Gunma             592            25,900
Santen Pharmaceutical Co., Ltd.     814            20,867
Sanwa Shutter Corp.               2,238            13,879
Sanyo Electric Co., Ltd. (a)     17,558            29,827
Sapporo Hokuyo Holdings, Inc.         3            29,956
Sapporo Holdings, Ltd.            2,831            19,847
SBI E*TRADE Securities
  Co., Ltd.                          17            21,480
SBI Holdings, Inc.                  102            38,490
Secom Co., Ltd.                   2,316           106,799
Sega Sammy Holdings Inc. ADR      8,122            47,291
Seiko Epson Corp.                 1,516            44,424
Seino Holdings, Corp.             1,604            15,085
Sekisui Chemical Co., Ltd.        5,059            40,081
Sekisui House, Ltd. ADR           5,870            91,176
Seven & I Holdings Co., Ltd.      9,075           274,570
SFCG Co., Ltd.                       61            10,811
Sharp Corp.                      11,029           211,662
Shimachu Co., Ltd.                  510            15,044
Shimamura Co., Ltd.                 222            24,287
Shimano, Inc.                       754            23,199
Shimizu Corp.                     6,525            39,804
Shin-Etsu Chemical Co., Ltd.      4,291           260,559
Shinko Electric Industries
  Co., Ltd.                         746            16,756
Shinko Securities Co., Ltd.       5,369            27,008
Shinsei Bank, Ltd.               16,257            77,582
Shionogi & Co., Ltd.              3,293            59,079
Shiseido Co., Ltd.                3,981            80,581
Shizuoka Bank, Ltd. (The)         6,356            67,333
Showa Denko Kabushiki Kaisha     11,655            43,534
Showa Shell Sekiyu Kabushiki
  Kaisha                          2,079            25,343
SMC Corp.                           595            79,404
Softbank Corp.                    8,151           208,352
Sojitz Corp. (a)                  7,894            32,738
Sompo Japan Insurance, Inc.       9,263           114,809
Sony Corp. ADR                   11,056           558,217
Stanley Electric Co., Ltd.        1,661            33,611
Sumco Corp.                       1,117            46,151
Sumitomo Bakelite Co., Ltd.       2,200            15,830
Sumitomo Chemical Co., Ltd.      16,437           123,619
Sumitomo Corp. ADR               11,728           210,573
Sumitomo Electric
  Industries, Ltd.                7,958           120,303
Sumitomo Heavy Industries, Ltd.   6,349            62,897
Sumitomo Metal Industries,
  Ltd. ADR                        4,507           232,459
Sumitomo Metal Mining Co.         6,010           115,330
Sumitomo Mitsui Financial
  Group, Inc.                        73           659,590
Sumitomo Osaka Cement Co., Ltd.   4,244            12,684
Sumitomo Realty & Development     4,202           158,395
Sumitomo Rubber Industries, Inc.  1,886            20,545

                SEE ACCOMPANYING NOTE TO SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                 30           E*TRADE International Index Fund

--------------------------------------------------------------------------------
E*TRADE International Index Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                 SHARES           VALUE
---------------------------------------------------------
JAPAN (CONTINUED)
---------------------------------------------------------
Sumitomo Titanium Corp.             203          $ 22,394
Sumitomo Trust & Banking
  Co., Ltd. ADR                  13,858           144,242
Suruga Bank Ltd.                  2,192            28,391
Suzuken Co., Ltd.                   777            27,463
T&D Holdings, Inc.                2,582           176,978
Taiheiyo Cement Corp.             9,960            43,765
Taisei Corp.                     10,573            38,979
Taisho Pharmaceutical Co., Ltd.   1,768            32,335
Taiyo Nippon Sanso Corp.          2,911            26,179
Taiyo Yuden Co., Ltd.             1,129            23,369
Takara Holdings, Inc.             1,921            13,524
Takashimaya Co., Ltd.             3,071            37,629
Takeda Pharmaceutical Co., Ltd.   9,811           641,137
Takefuji Corp.                    1,219            48,723
Tanabe Seiyaku Co., Ltd.          2,509            34,117
TDK Corp. ADR                     1,396           121,452
Teijin, Ltd.                      9,217            51,700
Terumo Corp.                      1,861            72,110
THK Co., Ltd.                     1,319            30,865
TIS Inc.                            400             9,456
Tobu Railway Co., Ltd.            9,000            43,077
Toda Corp.                        2,314            11,042
Toho Co., Ltd.                    1,564            30,356
Toho Titanium Co., Ltd.             335            16,285
Tohoku Electric Power Co., Inc.   4,716           119,306
Tokai Rika Co., Ltd.                624            14,721
Tokuyama Corp.                    2,585            44,935
Tokyo Broadcasting System, Inc.     400            14,737
Tokyo Electric Power Co.,
  Inc. (The)                     13,433           457,636
Tokyo Electron, Ltd.              1,793           124,639
Tokyo Gas Co., Ltd.              24,803           137,583
Tokyo Seimitsu Co., Ltd.            376            12,679
Tokyo Steel Manufacturing
  Co., Ltd.                       1,198            17,588
Tokyo Style Co., Ltd.               735             8,018
Tokyo Tatemono Co., Ltd.          3,158            47,345
Tokyu Corp.                      11,787            91,394
Tokyu Land Corp.                  4,413            50,042
TonenGeneral Sekiyu K.K.          3,218            35,787
Toppan Printing Co., Ltd.         6,173            64,172
Toray Industries, Inc.           14,689           105,516
Toshiba Corp.                    31,963           212,407
Tosoh Corp.                       5,306            27,276
Toto Ltd.                         3,075            30,699
Toyo Seikan Kaisha, Ltd.          1,792            35,927
Toyo Suisan Kaisha, Ltd.            979            19,176
Toyobo Co., Ltd.                  6,941            20,572
Toyoda Gosei Co., Ltd.              717            16,880
Toyota Industries Corp.           2,157           101,551
Toyota Motor Corp.,  ADR         15,818         2,027,235
Toyota Tsusho Corp.               2,297            58,321
Trend Micro Inc.                  1,060            28,813
Ube Industries, Ltd.             10,019            31,646
Uni-Charm Corp.                     457            28,792
Uniden Corp.                        627             4,831
UNY Co., Ltd.                     1,775            24,256
Ushio, Inc.                       1,232            23,667
USS Co., Ltd.                       270            17,565
Wacoal Corp.                      1,112            14,036
West Japan Railway Co.               19            87,403
Yahoo! Japan Corp.                  167            57,289
Yakult Honsha Co., Ltd.           1,164            29,653
Yamada Denki Co., Ltd.              939            86,930
Yamaha Corp.                      1,937            42,993

                                 SHARES           VALUE
---------------------------------------------------------
JAPAN (CONTINUED)
---------------------------------------------------------
Yamaha Motor Co., Ltd.            2,052     $      57,199
Yamato Holdings Co., Ltd.         4,036            64,817
Yamazaki Baking Co., Ltd.         1,215            11,026
Yaskawa Electric Corp.            2,057            24,211
Yokogawa Electric Corp.           2,371            36,133
Zeon Corp.                        1,870            19,171
                                            --------------
                                               32,829,017
LUXEMBOURG - 0.0%
---------------------------------------------------------
Oriflame Cosmetics SA,
  Receipt                           442            17,042

NETHERLANDS - 5.3%
---------------------------------------------------------
ABN AMRO Holding NV ADR          20,016           861,088
Aegon NV ADR                     16,115           321,333
Akzo Nobel NV ADR                 2,999           227,684
Arcelor Mittal, Class A           7,735           409,104
ASML Holding NV (a)               5,353           132,487
Buhrmann NV ADR                   1,194            16,143
Corio NV                            445            40,397
European Aeronautic Defence
  and Space Co., NV               3,598           111,452
Fugro NV                            640            32,386
Getronics NV                      1,360            12,444
Hagemeyer NV (a)                  5,696            26,985
Heineken NV                       2,703           140,831
Ing Groep NV ADR                 20,678           875,300
James Hardie Industries NV ADR    1,027            34,692
Koninklijke Ahold NV ADR (a)     17,162           201,482
Koninklijke DSM NV                6,682            74,582
Koninklijke DSM NV ADR            1,199            53,617
Koninklijke Philips
  Electronics NV                 12,884           490,880
OCE NV ADR                          867            15,606
Qiagen NV (a)                     1,567            26,521
Randstad Holdings NV                511            39,565
Reed Elsevier NV ADR              3,917           139,053
Rodamco Europe NV                   593            82,412
Royal Dutch Shell PLC, Class
  A ADR                          15,222         1,013,937
Royal Dutch Shell PLC, Class
  B ADR                          20,430         1,354,509
Royal KPN NV ADR                 21,341           333,560
Royal Numico NV                   1,891            97,192
SBM Offshore NV                   1,549            55,657
TNT NV ADR                        4,817           221,823
Unilever NV                      18,918           552,784
Vedior NV                         1,890            41,976
Wereldhave NV                       229            35,342
Wolters Kluwer NV ADR             3,236            96,749
                                            --------------
                                                8,169,573
NEW ZEALAND - 0.2%
---------------------------------------------------------
Auckland International
  Airport, Ltd.                  10,774            18,550
Contact Energy, Ltd.              3,181            20,929
Fisher & Paykel Appliances
  Holdings Ltd.                   2,970             7,782
Fisher & Paykel Healthcare
  Corp., Ltd.                     5,640            14,616
Fletcher Building, Ltd.           5,205            40,882
Kiwi Income Property Trust        7,856             9,265
Sky City Entertainment
  Group, Ltd.                     4,875            16,258
Sky Network Television, Ltd.      2,147             8,352
Telecom Corp. of New
  Zealand, Ltd. ADR               2,736            74,419
Tower Ltd. (a)                    1,664             2,670
Vector, Ltd.                      2,758             5,871
Warehouse Group, Ltd.             1,189             5,741
                                            --------------
                                                  225,335
NORWAY - 0.8%
---------------------------------------------------------
Aker Kvaerner ASA                 1,520            34,115

                SEE ACCOMPANYING NOTE TO SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                 31          E*TRADE International Index Fund

--------------------------------------------------------------------------------
E*TRADE International Index Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                 SHARES           VALUE
---------------------------------------------------------
NORWAY (CONTINUED)
---------------------------------------------------------
DET Norske Oljeselskap ASA (a)    8,985     $      15,862
DNB NOR ASA                       7,375           103,193
Norsk Hydro ASA, ADR              7,806           256,193
Norske Skogindustrier ASA         1,886            31,984
Ocean RIG ASA (a)                 1,953            13,157
Orkla ASA                         2,068           144,233
PAN Fish ASA (a)                 28,734            33,406
Petroleum Geo-Services ASA (a)    1,887            48,246
Prosafe ASA                       2,283            34,226
Schibsted ASA                       535            23,379
Statoil ASA ADR                   7,169           194,136
Storebrand ASA                    2,481            39,344
Tandberg ASA                      1,334            27,464
Tandberg Television ASA (a)         888            15,292
Telenor ASA ADR                   2,781           147,866
TGS Nopec Geophysical Co.
  ASA (a)                         1,174            26,508
Tomra Systems ASA                 1,602            11,407
Tomra Systems ASA ADR               314             2,250
Yara International ASA ADR        2,257            62,026
                                           ---------------
                                                1,264,287
PORTUGAL - 0.3%
---------------------------------------------------------
Banco BPI SA                      3,354            29,052
Banco Comercial Portugues SA,
  Class R                        23,905            86,451
Banco Espirito Santo SA           2,207            42,033
Brisa-Auto Estradas de
  Portugal SA                     3,310            43,361
Cimpor Cimentos de Portugal SA    2,595            21,743
Energias de Portugal ADR          2,219           119,094
Jeronimo Martins                    417            10,824
Portugal Telecom SGPS SA ADR      8,718           117,170
PT Multimedia Servicos de
  Telecomunicacoes e
  Multimedia SGPS SA                865            12,792
Sonae Industria SGPS SA New (a)     772             9,488
Sonae SGPS SA                     8,826            19,773
                                           ---------------
                                                  511,781
SINGAPORE - 1.0%
---------------------------------------------------------
Allgreen Properties, Ltd.         6,987             8,035
Ascendas Real Estate
  Investment Trust               10,153            15,934
Capitacommerical Trust REIT      10,676            19,497
CapitaLand, Ltd. ADR              6,897            72,676
CapitalMall Trust REIT           10,336            25,535
Chartered Semiconductor
  Manufacturing, Ltd. ADR (a)     1,119            10,631
City Developments Ltd.            5,518            52,839
ComfortDelgro Corp., Ltd.        19,413            25,407
Cosco Corp. Singapore, Ltd.       8,549            16,100
Creative Technology, Ltd.           611             3,907
DBS Group Holdings ADR            3,121           175,947
Fraser And Neave, Ltd.            9,132            30,612
Haw Par Corp., Ltd.               1,145             5,412
Jardine Cycle & Carriage, Ltd.    1,496            11,679
Keppel Corp., Ltd. ADR            3,043            76,155
Keppel Land, Ltd.                 3,967            24,682
Neptune Orient Lines Ltd. ADR     1,205            10,285
Olam International Ltd.           6,860            13,762
Oversea-Chinese Banking
  Corp., Ltd.                    27,594           163,281
Parkway Holdings, Ltd.            6,769            14,573
SembCorp Industries, Ltd.         8,774            29,392
SembCorp Marine Ltd.              5,650            13,033
Singapore Airlines, Ltd.          6,142            66,956
Singapore Airlines, Ltd.            300             3,276

                                 SHARES           VALUE
---------------------------------------------------------
SINGAPORE (CONTINUED)
---------------------------------------------------------
Singapore Exchange Ltd.           8,730    $       37,500
Singapore Land, Ltd.              1,365             9,496
Singapore Petroleum Co., Ltd.     1,422             4,524
Singapore Post, Ltd.             14,791            10,808
Singapore Press Holdings, Ltd.   16,577            47,973
Singapore Technologies
  Engineering, Ltd.              14,620            31,906
Singapore
  Telecommunications, Ltd.
  ADR                             7,888           170,394
SMRT Corp. Ltd.                   6,666             6,533
STATS ChipPAC, Ltd. ADR (a)       1,434            17,237
Suntec Real Estate
  Investment Trust               10,983            14,308
United Overseas Bank, Ltd. ADR    6,302           174,318
Uol Group Ltd.                    5,700            19,130
Venture Corp., Ltd.               2,707            25,938
Want Want Holdings Ltd.           4,977             9,705
Wing Tai Holdings, Ltd.           5,152            10,741
                                           --------------
                                                1,480,117
SPAIN - 3.8%
---------------------------------------------------------
Abertis Infraestructuras SA       2,520            81,090
Acciona SA                          316            68,453
Acerinox SA                       2,004            51,054
ACS Actividades Cons y Serv       2,725           165,863
Altadis SA                        2,826           180,613
Antena 3 de Television SA           876            19,574
Banco Bilbao Vizcaya ADR         39,187           962,041
Banco Popular Espanol SA          9,387           193,505
Banco Santander Central
  Hispano SA ADR                 65,551         1,168,774
Cintra Concesiones de
  Infraestructuras de
  Transporte SA                   2,276            42,624
Corporacion Mapfre SA ADR        21,285            21,760
Ebro Puleva SA                      934            21,999
Endesa SA ADR                     8,177           437,715
Fadesa Inmobiliaria SA              563            25,599
Fomento de Construcciones y
  Contratas SA                      504            51,762
Gamesa Corporacion
  Tecnologica, SA                 1,879            68,180
Gas Natural SDG SA                1,976            92,680
Grupo Ferrovial SA                  696            70,451
Iberdrola SA                      8,454           399,059
Iberia Lineas Aereas de
  Espana                          5,230            27,873
Inditex SA                        2,407           149,809
Indra Sistemas SA                 1,367            34,413
Mapfre SA                         1,673             8,582
NH Hoteles SA                       751            17,235
NH Hoteles SA, Rights,
  expires 03/14/07 (a)              123                --
Promotora de Informaciones SA       845            18,883
Repsol SA ADR                     8,755           293,643
Sacyr Vallehermoso SA             1,099            61,573
Sociedad General de Aguas de
  Barcelona SA                      662            23,653
Sogecable SA (a)                    454            18,823
Telefonica SA ADR                16,403         1,089,159
Union Fenosa SA                   1,176            63,394
Zeltia SA (a)                     1,785            16,265
                                           ---------------
                                                5,946,101
SWEDEN - 2.5%
---------------------------------------------------------
Alfa Laval AB                     1,047            53,912
Assa Abloy AB - Class B           3,443            78,892
Atlas Copco AB, Class A ADR       3,704           122,479
Atlas Copco AB, Class B ADR       2,307            73,201

                SEE ACCOMPANYING NOTE TO SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                32             E*TRADE International Index Fund

--------------------------------------------------------------------------------
E*TRADE International Index Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                 SHARES           VALUE
---------------------------------------------------------
SWEDEN (CONTINUED)
---------------------------------------------------------
Axfood AB                           331          $ 13,011
Billerud AB                         470             7,007
Boliden AB (a)                    3,193            70,190
Castellum AB                      1,708            24,554
D Carnegie & Co. AB                 687            14,227
Electrolux AB, Class B ADR        1,487            75,027
Elekta AB, Class B                  945            17,018
Eniro AB                          1,909            24,000
Fabege AB                           888            22,191
Fabege AB (a)                       888               681
Getinge AB                        1,974            44,820
Hennes & Mauritz AB, Class B      5,237           299,969
Hoganas AB, Class B                 282             7,136
Holmen AB, Class B                  583            23,902
Husqvarna AB ADR (a)              1,471            48,327
Kungsleden AB                     1,506            26,966
Lundin Petroleum AB (a)           2,424            28,480
Modern Times Group AB - B
  Shares                            568            33,013
Nobia AB                            543            22,197
Nordea Bank AB                   22,896           364,052
OMX AB                              850            17,629
Sandvik AB ADR                   11,125           196,619
SAS AB (a)                          817            14,971
Scania AB, Class B                1,103            86,252
Securitas AB, Class B             3,455            52,664
Securitas Direct AB - B
  Shares (a)                      3,455             9,600
Securitas Systems AB - B
  Shares (a)                      3,455            12,047
Skandinaviska Enskilda
  Banken AB, Class A              5,120           163,211
Skanska AB                        4,151            92,081
SKF AB - B Shares ADR             4,476            92,664
Ssab Svenskt Staal AB -
  Series A                        1,669            51,379
Ssab Svenskt Staal AB -
  Series B                          734            20,999
Svenska Cellulosa AB ADR          2,069           110,290
Svenska Handelsbanken AB          5,622           166,579
Swedish Match AB                  3,316            58,953
TELE2 AB - B Shares               3,582            58,552
Telefonaktiebolaget LM
  Ericsson ADR                   16,354           606,570
Telelogic AB (a)                  2,726             5,162
TeliaSonera AB                   22,294           192,496
Trelleborg AB, Class A              906            23,486
Volvo AB                          1,047            89,797
Volvo AB, Class A ADR             2,401           201,852
Wihlborgs Fastigheter AB            360             7,686
                                           ---------------
                                                3,826,791
SWITZERLAND - 6.7%
---------------------------------------------------------
Abb, Ltd.                        22,870           392,907
Adecco SA ADR                     5,822            92,861
Ciba Specialty Chemicals AG ADR   1,562            51,624
Clariant AG, Registered (a)       2,539            43,471
Compagnie Financiere
  Richemont AG Class A (a)        5,759           321,593
Credit Suisse Group ADR          12,724           913,965
Geberit AG                           44            67,730
Givaudan SA, Registered              68            62,809
Holcim Ltd.                       2,214           221,734
Kudelski SA                         365            12,859
Kuehne & Nagel International AG     596            48,739
Kuoni Reisen Holding AG
  Class B (a)                        31            18,510
Logitech International SA (a)     1,591            44,278
Logitech International SA (a)       312             8,659
Lonza Group AG, Registered          417            39,946
Merck Serono SA ADR               1,781            40,215
Micronas Semiconductor
  Holdings AG                       360             7,436

                                 SHARES           VALUE
---------------------------------------------------------
SWITZERLAND (CONTINUED)
---------------------------------------------------------
Nestle SA ADR                    17,682   $     1,713,632
Nobel Biocare Holding AG            260            94,397
Novartis AG ADR                  25,687         1,403,281
OC Oerlikon Corp. AG                 70            42,504
Phonak Holding AG                   513            39,204
PSP Swiss Property AG (a)           517            31,372
Rieter Holding AG                    49            24,356
Roche Holding AG ADR             15,501         1,364,972
Schindler Holding AG                567            34,431
SGS SA                               47            56,003
STMicroelectronics NV             7,531           144,595
Straumann Holding AG                 86            24,550
Sulzer AG                            40            55,900
Swatch Group AG                     357            94,142
Swatch Group AG, Class B            580            30,955
Swiss Reinsurance Co. ADR         3,718           338,055
Swisscom AG ADR                   2,192            79,241
Syngenta AG ADR                   5,741           218,445
Synthes Inc. (a)                    524            64,580
UBS AG, Registered               22,064         1,309,630
Xstrata PLC                       6,764           346,240
Zurich Financial Services ADR    15,959           458,521
                                           ---------------
                                               10,358,342
UNITED KINGDOM - 20.2%
---------------------------------------------------------
3I Group PLC                      5,131           114,638
Acergy SA ADR (a)                 2,142            45,603
Aegis Group PLC                   9,418            27,660
Aggreko PLC                       2,822            27,961
Alliance Boots PLC                9,073           182,814
Amec PLC                          3,680            38,344
Amvescap PLC ADR                  4,117            90,986
Anglo American PLC               15,680           825,289
ARM Holdings PLC ADR              4,942            38,795
Arriva PLC                        2,182            31,884
AstraZeneca PLC, SP ADR          16,901           906,739
Aviva PLC                        28,269           416,323
BAE Systems PLC ADR               8,898           321,120
Balfour Beatty PLC                4,729            44,345
Barclays PLC ADR                 17,952         1,022,187
Barratt Developments PLC          2,681            58,033
BBA Aviation PLC                  4,539            25,011
Bellway PLC                       1,249            39,000
Berkeley Group Holdings PLC
  (The) (a)                       1,000            30,823
BG Group PLC ADR                  7,523           539,550
BHP Billiton PLC                 13,122           585,897
Biffa PLC                         3,860            26,073
Bovis Homes Group PLC             1,330            30,086
BP PLC ADR                       35,765         2,315,784
British Airways ADR (a)             630            60,808
British American Tobacco PLC ADR  8,539           538,299
British Land Co. PLC ADR          5,728           171,666
British Sky Broadcasting
  Group PLC ADR                   3,143           140,806
Brixton PLC REIT                  2,821            28,163
BT Group PLC ADR                  9,158           549,572
Bunzl PLC ADR                       749            53,688
Burberry Group PLC                4,870            62,397
Cable & Wireless PLC             27,024            88,625
Cadbury Schweppes PLC ADR         5,775           296,662
Capita Group PLC                  6,791            91,018
Carnival PLC ADR                  1,887            90,840
Carphone Warehouse Group PLC      4,428            24,173
Cattles PLC                       3,630            29,165
Centrica PLC ADR                  4,040           306,259

                SEE ACCOMPANYING NOTE TO SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                33             E*TRADE International Index Fund

--------------------------------------------------------------------------------
E*TRADE International Index Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                 SHARES           VALUE
---------------------------------------------------------
UNITED KINGDOM (CONTINUED)
---------------------------------------------------------
Charter PLC (a)                   1,838          $ 32,054
Close Brothers Group PLC          1,455            28,895
Cobham PLC                       12,454            51,206
Collins Stewart PLC (a)           2,320            11,581
Compass Group PLC ADR            23,019           153,505
Cookson Group PLC                 2,132            26,003
Corus Group PLC                   9,915           117,975
CSR PLC (a)                       1,422            18,044
Daily Mail & General Trust        3,285            52,373
Davis Service Group PLC           1,874            21,431
De La Rue PLC                     1,791            25,147
Diageo PLC ADR                    7,503           607,368
DSG International PLC            20,234            67,694
Electrocomponents PLC             4,802            27,188
Emap - B Shares, PLC              2,381            35,428
EMI Group PLC ADR                 4,412            39,374
Enterprise Inns PLC               6,542            85,942
First Choice Holidays PLC         5,557            31,400
Firstgroup PLC                    4,797            62,502
FKI PLC                           6,437            14,713
Friends Provident PLC            18,680            70,608
Galiform PLC (a)                  6,562            20,046
Gallaher Group PLC ADR            1,812           161,721
George Wimpey PLC                 4,412            54,964
GKN PLC ADR                       7,774            58,170
GlaxoSmithKline PLC ADR          31,751         1,754,560
Great Portland Estates PLC REIT   1,809            27,546
Group 4 Securicor PLC            12,617            49,775
Hammerson PLC REIT                3,146           107,211
Hanson PLC                        1,572           127,222
Hays PLC                         16,094            49,440
HBOS PLC ADR                     41,495           852,121
HMV Group PLC                     4,443             9,676
Home Retail Group                 9,680            84,670
HSBC Holdings PLC ADR            25,530         2,241,789
ICAP PLC                          5,327            55,417
IMI PLC                           3,723            42,361
Imperial Chemical Industries
  PLC ADR                         3,290           129,494
Imperial Tobacco Group ADR        3,738           335,448
Inchcape PLC                      4,867            54,521
Intercontinental Hotels
  Group PLC ADR                   3,918            96,892
International Power PLC ADR       1,645           129,149
Intertek Group PLC                1,725            30,704
Invensys PLC (a)                  5,394            30,768
Invensys PLC ADR                  8,784            50,049
Investec PLC                      3,763            48,620
ITV PLC                          42,901            91,997
J Sainsbury PLC ADR               4,018           173,219
Johnson Matthey PLC ADR           1,210            74,805
Kelda Group PLC                   3,955            72,916
Kesa Electricals PLC              5,842            38,836
Kingfisher PLC ADR               12,998           141,873
Ladbrokes PLC ADR                 6,922            54,646
Land Securities Group PLC REIT    5,171           217,813
Legal & General Group PLC ADR    14,406           224,630
Liberty International PLC REIT    3,002            73,591
Lloyds Tsb Group PLC ADR         15,536           690,886
LogicaCMG PLC                    16,093            56,242
London Stock Exchange Group
  PLC                             1,764            43,350
Man Group PLC                    19,815           215,932
Marks & Spencer Group PLC ADR     3,103           247,035
Meggitt PLC                       4,809            28,132

                                 SHARES           VALUE
---------------------------------------------------------
UNITED KINGDOM (CONTINUED)
---------------------------------------------------------
Meggitt PLC, Rights, expires
   04/17/07 (a)                   2,404     $       4,681
Michael Page International PLC    3,662            38,516
Misys PLC                         5,525            25,930
Mitchells & Butlers PLC           4,455            68,644
National Express Group PLC        1,507            37,325
National Grid PLC ADR             6,000           472,860
Next PLC                          2,505           110,582
Old Mutual PLC                   57,522           185,696
PartyGaming PLC                  11,033            11,235
Pearson PLC ADR                   8,890           152,197
Persimmon PLC                     3,132            86,462
Premier Farnell PLC               4,014            16,097
Provident Financial PLC           2,823            44,583
Prudential  Corp. PLC ADR        13,483           382,108
Punch Taverns PLC                 2,923            71,542
Rank Group PLC                    4,308            17,227
Reckitt Benckiser PLC             6,710           348,766
Reed Elsevier PLC ADR             3,478           167,014
Rentokil Initial PLC ADR          4,002            63,972
Resolution PLC                    7,559            91,924
Reuters Group PLC ADR             2,006           110,811
Rexam PLC ADR                     1,287            69,948
Rio Tinto PLC ADR                 2,831           644,930
Rolls-Royce Group PLC ADR         3,913           189,663
Royal Bank of Scotland Group
  PLC                            34,867         1,360,490
SABmiller PLC ADR                 9,934           217,249
Sage Group PLC (The)             14,278            72,436
Schroders PLC                     1,359            33,784
Scottish & Newcastle PLC          8,827           104,204
Scottish & Southern Energy ADR    9,492           286,892
Scottish Power PLC ADR            4,105           257,753
Serco Group PLC                   5,247            47,305
Severn Trent PLC                  2,571            72,325
Signet Group PLC                 18,908            46,559
Signet Group PLC ADR              1,599            40,007
Slough Estates PLC REIT           5,203            79,986
Smith & Nephew PLC ADR            2,078           131,911
Smiths Group PLC                  6,282           126,573
SSL International PLC             2,098            16,475
Stagecoach Group PLC              8,943            31,524
Standard Life PLC                23,234           144,387
Stolt-Nielsen SA ADR                437            12,896
Tate & Lyle PLC ADR               1,350            60,900
Taylor Woodrow PLC                6,367            61,175
Tesco PLC ADR                    29,270           765,118
Tomkins PLC ADR                   2,361            49,652
Travis Perkins PLC                1,275            50,383
Trinity Mirror PLC                3,234            33,675
Tullett Prebon PLC (a)            2,343            22,204
Unilever PLC ADR                 13,732           412,921
United Business Media PLC         2,799            43,538
United Utilities PLC ADR          4,837           143,659
Vodafone Group PLC ADR           57,579         1,546,572
Whitbread PLC                     2,164            80,300
William Hill PLC                  3,907            48,788
Wolseley PLC ADR                  7,253           172,259
WPP Group PLC ADR                 2,595           197,194
Yell Group PLC                    8,573           100,835
                                           ---------------
                                               31,230,396
TOTAL COMMON STOCKS
(Cost $119,729,930)                           145,847,469

                SEE ACCOMPANYING NOTE TO SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                 34             E*TRADE International Index Fund

--------------------------------------------------------------------------------
E*TRADE International Index Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                 SHARES           VALUE
---------------------------------------------------------
EXCHANGE TRADED FUNDS - 4.8%
---------------------------------------------------------
UNITED STATES - 4.8%
---------------------------------------------------------
iShares MSCI EAFE Index Fund     97,019         7,407,400
TOTAL EXCHANGE TRADED FUNDS
(COST $7,265,348)                               7,407,400
PREFERNCE STOCKS - 0.3%
---------------------------------------------------------
GERMANY - 0.3%
---------------------------------------------------------
Henkel KGaA                         655            96,734
Porsche AG                           87           132,774
ProSiebensat.1 Media AG (a)         905            32,002
Rwe AG ADR                          430            42,578
Volkswagen AG                     1,161           118,664
                                           ---------------
                                                  422,752
ITALY - 0.0%
---------------------------------------------------------
Unipol SpA                        9,925            36,165
TOTAL PREFERENCE STOCKS
(Cost $299,129)                                   458,917
SHORT-TERM INVESTMENTS - 0.4%
---------------------------------------------------------
UNITED STATES - 0.4%
---------------------------------------------------------
BlackRock Liquidity Funds
  TempCash Portfolio            606,556           606,556
TOTAL SHORT-TERM INVESTMENTS
(Cost $606,556)                                   606,556
TOTAL INVESTMENTS - 99.6%
  (Cost $127,900,963) (b)                  $  154,320,342
                                           ---------------
OTHER ASSETS LESS LIABILITIES  - 0.4%             663,570
                                           ---------------
TOTAL NET ASSETS - 100.0%                  $  154,983,912
                                           ===============

   (a)  Non-income producing.
   (b) At March 31, 2007, the cost of investments for federal income tax purposes is $127,900,963.
        Unrealized appreciation (depreciation) is as follows:

        Unrealized Appreciation          $ 27,574,156
        Unrealized Depreciation            (1,154,777)
                                         ------------
        Net unrealized appreciation      $ 26,419,379
                                         ============
   ADR  American Depositary Receipt
  REIT  Real Estate Investment Trust

                                           % OF TOTAL
                                               NET
COUNTRY                             VALUE    ASSETS
---------------------------------------------------
AUSTRALIA                      $8,567,332      5.5%
AUSTRIA                           939,366      0.6%
BELGIUM                         1,842,747      1.2%
BERMUDA                            60,716      0.0%
DENMARK                         1,237,720      0.8%
FINLAND                         2,208,461      1.4%
FRANCE                         13,905,829      9.0%
GERMANY                        11,182,512      7.2%
GREECE                            968,849      0.6%
HONG KONG                       2,547,997      1.7%
IRELAND                         1,459,689      0.9%
ITALY                           5,526,386      3.5%
JAPAN                          32,829,017     21.2%
LUXEMBORG                          17,042      0.0%
NETHERLANDS                     8,169,573      5.3%
NEW ZEALAND                       225,335      0.2%
NORWAY                          1,264,287      0.8%
PORTUGAL                          511,781      0.3%
SINGAPORE                       1,480,117      1.0%
SPAIN                           5,946,101      3.8%
SWEDEN                          3,826,791      2.5%
SWITZERLAND                    10,358,342      6.7%
UNITED KINGDOM                 31,230,396     20.2%
EXCHANGE TRADED FUNDS           7,407,400      4.8%
SHORT-TERM INVESTMENTS AND
OTHER ASSETS LESS
LIABILITIES                     1,270,126      0.8%
                             -----------------------
                             $154,983,912    100.0%
                             =======================


                                                 % OF TOTAL
                                                     NET
INDUSTRY                                   VALUE   ASSETS
----------------------------------------------------------
ADVERTISING                             $341,634       0.2%
AEROSPACE/DEFENSE                        934,390       0.6%
AGRICULTURE                            1,519,662       1.0%
AIRLINES                                 473,247       0.3%
APPAREL                                  465,865       0.3%
AUTO MANUFACTURERS                     2,838,044       1.8%
AUTO PARTS & EQUIPMENT                 1,098,380       0.7%
BANKS                                 24,706,112      15.9%
BEVERAGES                              2,042,524       1.3%
BIOTECHNOLOGY                            128,213       0.1%
BUILDING MATERIALS                     2,321,394       1.5%
CHEMICALS                              3,897,146       2.5%
COMMERCIAL SERVICES                    1,778,032       1.2%
COMPUTER INDUSTRY                        703,605       0.5%
COMPUTER SOFTWARE                        766,503       0.5%
CONGLOMERATES                            256,193       0.2%
CONSUMER RELATED                       2,027,235       1.3%
COSMETICS / PERSONAL CARE                718,227       0.5%
DISTRIBUTION / WHOLESALE               1,768,676       1.1%
DIVERSIFED FINANCIAL SERVICES          5,283,587       3.4%
ELECTRIC                               6,600,593       4.3%
ELECTRIC UTILITIES                        54,120       0.0%
ELECTRICAL COMPONENTS &
EQUIPMENT                              1,804,037       1.2%
ELECTRONICS                            2,040,015       1.3%
ENERGY - ALTERNATE SOURCES                30,964       0.0%
ENGINEERING & CONTRUCTION              2,400,100       1.6%
ENTERTAINMENT                            539,957       0.3%
ENVIRINMENTAL CONTROL                     69,655       0.0%
FOOD                                   6,585,580       4.3%
FOOD AND BEVERAGE                        230,869       0.1%
FOREST PRODUCTS & PAPER                  536,915       0.4%
FURNITURE & FIXTURES                      12,175       0.0%
GAS                                      943,857       0.6%
HAND / MACHINE TOOLS                     538,350       0.4%
HEALTH CARE                              808,082       0.5%
HEALTH CARE SERVICES                     150,835       0.1%
HOLDING COMPANIES                        989,048       0.6%
HOME BUILDERS                            625,570       0.4%
HOME FURNISHINGS                       1,284,110       0.8%
HOUSEHOLD PRODUCTS / WARE                528,468       0.3%
INSURANCE                              7,818,909       5.0%
INTERNET                                 216,173       0.1%
INVESTMENT COMPANY                       244,507       0.2%
IRON / STEEL                           2,475,746       1.6%
LEISURE TIME                             413,235       0.3%
LODGING                                  377,138       0.2%
MACHINE-DIVERSIFIED                    1,711,859       1.1%
MANUFACTURERS                          2,623,387       1.7%
MEDIA                                  2,317,398       1.5%
MEMBERSHIP ORGANIZATIONS                 222,299       0.1%
METAL FABRICATE / HARDWARE               374,685       0.2%
MINING                                 4,155,870       2.7%
OFFICE/BUSINESS EQUIPMENT                907,410       0.6%
OIL & GAS                              9,253,514       6.0%
OIL & GAS SERVICES                       340,784       0.2%
PACKAGED FOODS                             1,080       0.0%
PACKAGING & CONTAINERS                   164,311       0.1%
PHARMACEUTICALS                        8,789,927       5.7%
PUBLISHING & BROADCASTING              1,109,856       0.7%
REAL ESTATE                            3,975,189       2.6%
REAL ESTATE INVESTMENT TRUST (REIT)      758,512       0.5%
RETAIL                                 3,671,341       2.4%
SEMICONDUCTORS                           635,959       0.4%
SEMICONDUCTORS EQUIPMENT                 144,595       0.1%
SHIP BUILDING                             45,867       0.0%
SPECIAL INDUSTRY MACHINERY               132,487       0.1%
STORAGE                                   21,380       0.0%
TELECOMMUNICATIONS                     8,835,904       5.7%
TEXTILES                                 285,561       0.2%
TOYS / GAMES / HOBBIES                   316,805       0.2%
TRANSPORTATION                         2,576,068       1.7%
WATER                                    546,661       0.4%
EXCHANGE TRADED FUNDS                  7,407,400       4.8%
SHORT-TERM INVESTMENTS AND
OTHER ASSETS LESS LIABILITIES          1,270,126       0.8%
                                  --------------------------
                                    $154,983,912     100.0%
                                  ==========================

                SEE ACCOMPANYING NOTE TO SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                 35             E*TRADE International Index Fund

--------------------------------------------------------------------------------
E*TRADE Technology Index Fund
SCHEDULE OF INVESTMENTS
March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                 SHARES           VALUE
---------------------------------------------------------
COMMON STOCKS - 98.4%
---------------------------------------------------------
COMMERCIAL SERVICES - 5.0%
---------------------------------------------------------
Accenture, Ltd. Class A          10,648     $     410,374
Amazon.com, Inc. (a)              7,506           298,664
BearingPoint, Inc. (a)            3,894            29,828
Choice Point, Inc. (a)            1,495            55,958
Convergys Corp. (a)               2,582            65,609
eBay, Inc. (a)                   25,404           842,142
Euronet Worldwide, Inc. (a)         714            19,178
Hewitt Associates, Inc.
  Class A (a)                     2,078            60,740
Net 1 UEPS Technologies,
  Inc. (a)                          938            23,337
Plexus Corp. (a)                    883            15,143
Priceline.com, Inc. (a)             682            36,323
SAIC, Inc. (a)                    1,605            27,799
Western Union Co. (The)          13,943           306,049
Wright Express Corp. (a)            778            23,597
                                            --------------
                                                2,214,741
COMMUNICATIONS SERVICES - 0.3%
---------------------------------------------------------
Avaya, Inc. (a)                   8,525           100,680
Syniverse Holdings, Inc. (a)      1,314            13,850
                                            --------------
                                                  114,530

COMPUTER FACILITIES MANAGEMENT - 0.5%
---------------------------------------------------------
Cognizant Technology
  Solutions Corp., Class A (a)    2,583           228,001

COMPUTER INTEGRATED SYSTEMS DESIGN - 1.4%
---------------------------------------------------------
BEA Systems, Inc. (a)             7,190            83,332
Brocade Communications
  Systems, Inc. (a)               6,649            63,298
Computer Sciences Corp. (a)       3,129           163,115
Jack Henry & Associates,
  Inc.                            1,652            39,731
Network Appliance, Inc. (a)       6,786           247,825
TIBCO Software, Inc. (a)          4,067            34,651
                                            --------------
                                                  631,952
COMPUTER PERIPHERAL EQUIPMENT - 8.7%
---------------------------------------------------------
3Com Corp. (a)                    7,562            29,567
Cisco Systems, Inc. (a)         110,660         2,825,150
Electronics For Imaging,
  Inc. (a)                        1,113            26,100
Emulex Corp. (a)                  1,629            29,794
Juniper Networks, Inc. (a)       10,309           202,881
Lexmark International, Inc. (a)   1,784           104,293
Logitech International SA (a)     3,567            99,270
Nam Tai Electronics, Inc.           900            11,655
Palm, Inc. (a)                    1,948            35,317
QLogic Corp. (a)                  2,954            50,218
Research In Motion, Ltd. (a)      3,350           457,242
                                            --------------
                                                3,871,487
COMPUTER PROGRAMMING SERVICES - 0.4%
---------------------------------------------------------
Amdocs Ltd. (a)                   3,677           134,137
Informatica Corp. (a)             1,664            22,348
                                            --------------
                                                  156,485
COMPUTER RELATED SERVICES - 2.0%
---------------------------------------------------------
CACI International, Inc.,
  Class A (a)                       563            26,382
Ceridian Corp. (a)                2,607            90,828
Electronic Data Systems
  Corp.                           9,425           260,884
IAC/ InterActiveCorp. (a)         4,885           184,213
Paychex, Inc.                     6,932           262,515
Red Hat, Inc. (a)                 3,583            82,158
                                            --------------
                                                  906,980
COMPUTER STORAGE DEVICES - 2.3%
---------------------------------------------------------
EMC Corp. (a)                    40,133           555,842
Imation Corp.                       687            27,741
SanDisk Corp. (a)                 4,114           180,193

                                 SHARES           VALUE
---------------------------------------------------------
COMPUTER STORAGE DEVICES (CONTINUED)
---------------------------------------------------------
Seagate Technology               10,461     $     243,742
                                            --------------
                                                1,007,518
COMPUTERS - 3.7%
---------------------------------------------------------
Apple Computer, Inc. (a)         15,543         1,444,100
Black Box Corp.                     334            12,204
Kronos, Inc. (a)                    597            31,940
Perot Systems Corp., Class A
  (a)                             2,293            40,976
Riverbed Technology, Inc. (a)     1,230            33,997
Western Digital Corp. (a)         4,074            68,484
                                            --------------
                                                1,631,701
COMPUTERS, PERIPHERAL & SOFTWARE - 1.6%
---------------------------------------------------------
Autodesk, Inc. (a)                4,222           158,747
Komag, Inc. (a)                     593            19,409
McAfee, Inc. (a)                  2,944            85,611
National Instruments Corp.        1,469            38,532
NVIDIA Corp. (a)                  6,423           184,854
Open Text Corp. (a)               1,000            21,960
Salesforce.com, Inc. (a)          2,104            90,093
Sybase, Inc. (a)                  1,661            41,990
Zebra Technologies Corp.,
  Class A (a)                     1,306            50,425
                                            --------------
                                                  691,621
DATA PROCESSING & PREPARATION - 3.7%
---------------------------------------------------------
Acxiom Corp.                      1,455            31,123
Affiliated Computer
  Services, Inc., Class A (a)     2,066           121,646
Automatic Data Processing,
  Inc.                           10,033           485,597
BISYS Group, Inc. (a)             2,327            26,667
DST Systems, Inc. (a)             1,239            93,173
Fidelity National
  Information Services, Inc.      5,330           242,302
First Data Corp.                 13,954           375,363
Fiserv, Inc. (a)                  3,155           167,404
VeriSign, Inc. (a)                4,525           113,668
                                            --------------
                                                1,656,943
DISTRIBUTION / WHOLESALE - 0.3%
---------------------------------------------------------
CDW Corp.                         1,465            89,995
Ingram Micro, Inc., Class A (a)   3,018            58,278
                                            --------------
                                                  148,273
ELECTRONIC COMPONENTS - 1.2%
---------------------------------------------------------
AVX Corp.                         3,136            47,667
Celestica, Inc. (a)               3,800            23,294
Flextronics International,
  Ltd. (a)                       10,679           116,828
MEMC Electronic Materials,
  Inc. (a)                        4,051           245,410
Sanmina-SCI Corp. (a)            10,295            37,268
Vishay Intertechnology, Inc.(a)   3,133            43,799
                                            --------------
                                                  514,266
ELECTRONIC COMPUTERS - 13.6%
---------------------------------------------------------
Advent Software, Inc. (a)           518            18,063
Dell, Inc. (a)                   41,394           960,755
Gateway, Inc. (a)                 7,191            15,748
Hewlett-Packard Co.              49,910         2,003,387
International Business
  Machines Corp.                 27,449         2,587,343
Sun Microsystems, Inc. (a)       64,135           385,451
Unisys Corp. (a)                  6,279            52,932
                                            --------------
                                                6,023,679
ELECTRONIC PARTS & EQUIPMENT - 0.6%
---------------------------------------------------------
Arrow Electronics, Inc. (a)       2,227            84,069
Avnet, Inc. (a)                   2,673            96,602
Benchmark Electronics, Inc. (a)   1,240            25,619

                SEE ACCOMPANYING NOTE TO SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                 36                E*TRADE Technology Index Fund

--------------------------------------------------------------------------------
E*TRADE Technology Index Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                 SHARES           VALUE
---------------------------------------------------------
ELECTRONIC PARTS & EQUIPMENT (CONTINUED)
---------------------------------------------------------
Checkfree Corp. (a)               1,612     $      59,789
                                            --------------
                                                  266,079
ELECTRONICS - 1.2%
---------------------------------------------------------
Agilent Technologies, Inc. (a)    7,447           250,889
Amphenol Corp., Class A           1,592           102,795
Cymer, Inc. (a)                     719            29,874
Mentor Graphics Corp. (a)         1,628            26,602
Skyworks Solutions, Inc. (a)      3,194            18,366
Tektronix, Inc.                   1,503            42,325
Trimble Navigation, Ltd. (a)      2,094            56,203
                                            --------------
                                                  527,054
INTERNET SOFTWARE & SERVICES - 6.6%
---------------------------------------------------------
CNET Networks, Inc. (a)           2,896            25,224
EarthLink, Inc. (a)               2,577            18,941
Equinix, Inc. (a)                   552            47,268
Expedia, Inc. (a)                 5,567           129,043
Google, Inc., Class A (a)         4,070         1,864,711
NetFlix, Inc. (a)                 1,283            29,753
Valueclick, Inc. (a)              1,833            47,896
Yahoo!, Inc. (a)                 24,786           775,554
                                            --------------
                                                2,938,390
NETWORK EQUIPMENT - 0.6%
---------------------------------------------------------
Foundry Networks, Inc. (a)        2,750            37,317
Nortel Networks Corp. (a)         7,901           190,019
Sonus Networks, Inc. (a)          4,879            39,374
Sycamore Networks, Inc. (a)       5,387            20,147
                                            --------------
                                                  286,857
PREPACKAGED SOFTWARE - 16.7%
---------------------------------------------------------
Adobe Systems, Inc. (a)          10,629           443,229
BMC Software, Inc. (a)            3,737           115,062
Cadence Design System, Inc. (a)   5,055           106,458
Check Point Software
  Technologies, Ltd. (a)          4,509           100,460
Citrix Systems, Inc. (a)          3,362           107,685
Cognos, Inc. (a)                  1,666            65,624
Compuware Corp. (a)               6,601            62,643
CSG Systems International,
  Inc. (a)                          921            23,043
Electronic Arts, Inc. (a)         5,621           283,074
Intuit, Inc. (a)                  6,290           172,094
Lawson Software, Inc. (a)         3,415            27,627
Macrovision Corp. (a)             1,001            25,075
Microsoft Corp.                 129,011         3,595,537
Novell, Inc. (a)                  6,353            45,869
Nuance Communications, Inc. (a)   3,247            49,712
Oracle Corp. (a)                 94,674         1,716,440
Quest Software, Inc. (a)          1,918            31,206
RealNetworks, Inc. (a)            3,097            24,311
Symantec Corp. (a)               17,093           295,709
Synopsys, Inc. (a)                2,656            69,667
Transaction Systems
  Architects, Inc. (a)              722            23,386
Wind River Systems, Inc. (a)      1,653            16,431
                                            --------------
                                                7,400,342
PRINTED CIRCUIT BOARDS - 0.3%
---------------------------------------------------------
Jabil Circuit, Inc.               3,868            82,814
Solectron Corp. (a)              16,924            53,310
                                            --------------
                                                  136,124
PROCESS CONTROL INSTRUMENTS - 0.3%
---------------------------------------------------------
PerkinElmer, Inc.                 2,304            55,803

                                 SHARES           VALUE
---------------------------------------------------------
PROCESS CONTROL INSTRUMENTS (CONTINUED)
---------------------------------------------------------
Teradyne, Inc. (a)                3,458     $      57,195
                                            --------------
                                                  112,998
RADIO & TV COMMUNICATIONS EQUIPMENT - 4.7%
---------------------------------------------------------
Andrew Corp. (a)                  3,084            32,659
Motorola, Inc.                   44,052           778,399
QUALCOMM, Inc.                   30,113         1,284,621
                                            --------------
                                                2,095,679
SEMICONDUCTORS - 1.0%
---------------------------------------------------------
Agere System, Inc. (a)            3,092            69,941
AMIS Holdings, Inc. (a)           1,693            18,538
Formfactor, Inc. (a)                876            39,201
Intersil Corp., Class A           2,515            66,622
Microsemi Corp. (a)               1,350            28,094
ON Semiconductor Corp. (a)        5,930            52,896
PMC-Sierra, Inc. (a)              3,989            27,963
Semtech Corp. (a)                 1,396            18,818
Silicon Image, Inc. (a)           1,574            12,844
Silicon Laboratories, Inc. (a)    1,048            31,356
Sirf Technology Holdings,
  Inc. (a)                          932            25,872
Spansion, Inc., Class A (a)       2,417            29,463
Zoran Corp. (a)                     946            16,101
                                            --------------
                                                  437,709
SEMICONDUCTORS EQUIPMENT - 13.4%
---------------------------------------------------------
Advanced Micro Devices, Inc. (a)  9,996           130,548
Altera Corp. (a)                  6,593           131,794
Amkor Technology, Inc. (a)        3,419            42,669
Analog Devices, Inc.              6,232           214,942
Applied Micro Circuits Corp. (a)  5,708            20,834
ASE Test, Ltd. (a)                1,933            21,998
Atmel Corp. (a)                   8,870            44,616
Broadcom Corp., Class A (a)       8,542           273,942
Conexant Systems, Inc. (a)        9,286            15,322
Cree, Inc. (a)                    1,493            24,575
Cypress Semiconductor Corp. a)    2,615            48,508
Entegris, Inc. (a)                2,407            25,755
Fairchild Semiconductor
  International, Inc. (a)         2,234            37,352
Intel Corp.                     105,070         2,009,989
Intergrated Device
  Technology, Inc. (a)            3,696            56,992
International Rectifier
  Corp. (a)                       1,314            50,208
JDS Uniphase Corp. (a)            3,729            56,793
KLA-Tencor Corp.                  3,627           193,392
Linear Technology Corp.           5,447           172,071
LSI Logic Corp. (a)               7,323            76,452
Marvell Technology Group,
  Ltd. (a)                       10,663           179,245
Maxim Integrated Products, Inc.   5,843           171,784
Micrel, Inc. (a)                  1,613            17,775
Microchip Technology, Inc.        3,932           139,704
Micron Technology, Inc. (a)      13,747           166,064
MKS Instruments, Inc. (a)         1,100            28,072
National Semiconductor Corp.      6,094           147,109
OmniVision Technologies,
  Inc. (a)                          982            12,727
Rambus, Inc. (a)                  1,974            41,947
RF Micro Devices, Inc. (a)        3,697            23,032
STMicroelectronics NV            16,500           316,800
Texas Instruments, Inc.          27,040           813,904
Trident Microsystems, Inc. (a)    1,103            22,126
Varian Semiconductor
  Equipment Associates, Inc. (a)  1,003            53,540

                SEE ACCOMPANYING NOTE TO SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                   37            E*TRADE Technology Index Fund

--------------------------------------------------------------------------------
E*TRADE Technology Index Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                 SHARES           VALUE
---------------------------------------------------------
SEMICONDUCTORS EQUIPMENT (CONTINUED)
---------------------------------------------------------
Xilinx, Inc.                      6,127     $     157,648
                                            --------------
                                                5,940,229
SOFTWARE - 3.0%
---------------------------------------------------------
Activision, Inc. (a)              5,254            99,511
Akamai Technologies, Inc. (a)     2,850           142,272
Ansys, Inc. (a)                     672            34,117
Avid Technology, Inc. (a)           820            28,602
Avocent Corp. (a)                   985            26,565
CA, Inc.                          9,591           248,503
Digital River, Inc. (a)             753            41,603
F5 Networks, Inc. (a)               745            49,677
Fair Isaac Corp.                  1,204            46,571
Global Payments, Inc.             1,469            50,034
Hyperion Solutions Corp. (a)      1,066            55,251
Keane, Inc. (a)                   1,126            15,291
MasterCard, Inc., Class A         1,451           154,154
Midway Games, Inc. (a)            1,765            11,031
NAVTEQ Corp. (a)                  1,714            59,133
Openwave Systems, Inc. (a)        1,823            14,857
Parametric Technology Corp. (a)   2,034            38,829
SRA International, Inc.,
  Class A (a)                       800            19,488
Take-Two Interactive
  Software, Inc. (a)              1,322            26,625
THQ, Inc. (a)                     1,168            39,934
VeriFone Holdings, Inc. (a)       1,239            45,508
WebEx Communications, Inc. (a)      925            52,596
Websense, Inc. (a)                  837            19,243
                                            --------------
                                                1,319,395
SPECIAL INDUSTRY MACHINERY - 2.0%
---------------------------------------------------------
Applied Materials, Inc.          25,145           460,656
ASML Holding NV (a)               8,841           218,815
Intermec, Inc. (a)                1,217            27,188
Lam Research Corp. (a)            2,596           122,895
Novellus Systems, Inc. (a)        2,252            72,109
                                            --------------
                                                  901,663
TELECOMMUNICATIONS - 0.6%
---------------------------------------------------------
Atheros Communications, Inc. (a)    997            23,858
Crown Castle Intl. Corp. (a)      5,514           177,165
Polycom, Inc. (a)                 1,685            56,161
Powerwave Technologies, Inc. (a)  2,093            11,909
                                            --------------
                                                  269,093
TELECOMMUNICATIONS EQUIPMENT - 2.1%
---------------------------------------------------------
ADTRAN, Inc.                      1,325            32,264
Arris Group, Inc. (a)             2,065            29,075
Corning, Inc. (a)                28,505           648,203
Harris Corp.                      2,478           126,254
InterDigital Communications
  Corp. (a)                         985            31,195
Tekelec (a)                       1,381            20,591
UTStarcom, Inc. (a)               2,407            19,954
                                            --------------
                                                  907,536
TELEPHONE & TELEGRAPH APPARATUS - 0.4%
---------------------------------------------------------
ADC Telecommunications, Inc. (a)  2,136            35,757
Ciena Corp. (a)                   1,538            42,987
Tellabs, Inc. (a)                 8,271            81,883
                                            --------------
                                                  160,627
TRAVEL SERVICES - 0.2%
---------------------------------------------------------
Sabre Holdings Corp.              2,450            80,238
TOTAL COMMON STOCKS
(Cost $40,830,014)                             43,578,190

                              SHARES/
                              PRINCIPAL
                              AMOUNT              VALUE
---------------------------------------------------------
SHORT-TERM INVESTMENTS - 1.7%
---------------------------------------------------------
BlackRock Liquidity Funds
  TempCash Portfolio            526,503     $     526,503
U.S. Treasury Bill 4.98%
  (b), 08/02/07(c)           $  220,000           216,364
                                            --------------
TOTAL SHORT-TERM INVESTMENTS
(Cost $742,816)                                   742,867
TOTAL INVESTMENTS - 100.1%
  (Cost $41,572,830)(d)                     $  44,321,057
                                            --------------
LIABILITIES IN EXCESS OF CASH & OTHER
ASSETS - (0.1%)                                   (52,302)
                                            --------------
TOTAL NET ASSETS - 100.0%                   $  44,268,755
                                            ==============

(a)     Non-income producing.
(b)     Yield to Maturity.
(c) Security with an aggregate market value of $216,364 was segregated to cover margin requirements for the following open futures contracts as of March 31, 2007:

--------------------------------------------------------------------------------

                                NOTIONAL     NET
 NUMBER OF   FUTURES EXPIRATION CONTRACT UNREALIZED
 CONTRACTS   INDEX     DATE      VALUE   APPRECIATION
------------------------------------------------------
     6       NASDAQ
              100
             Futures  06/15/2007 $1,074,450  $24,332

(d)     At March 31, 2007, the cost of investments for
        federal income tax purposes is $41,572,830.
        Unrealized appreciation (depreciation) is as
        follows:
        Unrealized Appreciation         $ 9,012,510
        Unrealized Depreciation          (6,264,283)
                                        -----------
        Net unrealized appreciation     $ 2,748,227
                                        ===========

                                              % OF
                                              TOTAL
                                               NET
INDUSTRY                           VALUE     ASSETS
----------------------------------------------------
PREPACKAGED SOFTWARE            $7,400,342     16.7%
ELECTRONIC COMPUTERS             6,023,679     13.6%
SEMICONDUCTORS EQUIPMENT         5,940,229     13.4%
COMPUTER PERIPHERAL EQUIPMENT    3,871,487      8.7%
INTERNET SOFTWARE & SERVICES     2,938,390      6.6%
COMMERCIAL SERVICES              2,214,741      5.0%
RADIO & TV COMMUNICATIONS
EQUIPMENT                        2,095,679      4.7%
DATA PROCESSING & PREPARATION    1,656,943      3.7%
COMPUTERS                        1,631,701      3.7%
SOFTWARE                         1,319,395      3.0%
COMPUTER STORAGE DEVICES         1,007,518      2.3%
TELECOMMUNICATIONS EQUIPMENT       907,536      2.1%
COMPUTER RELATED SERVICES          906,980      2.0%
SPECIAL INDUSTRY MACHINERY         901,663      2.0%
COMPUTERS, PERIPHERAL &
SOFTWARE                           691,621      1.6%
COMPUTER INTEGRATED SYSTEMS
DESIGN                             631,952      1.4%
ELECTRONICS                        527,054      1.2%
ELECTRONIC COMPONENTS              514,266      1.2%
SEMICONDUCTORS                     437,709      1.0%
NETWORK EQUIPMENT                  286,857      0.6%
TELECOMMUNICATIONS                 269,093      0.6%
ELECTRONIC PARTS & EQUIPMENT       266,079      0.6%
COMPUTERS FACILITIES
MANAGEMENT                         228,001      0.5%
TELEPHONE & TELEGRAPH
APPARATUS                          160,627      0.4%
COMPUTER PROGRAMMING SERVICES      156,485      0.4%
DISTRIBUTION/WHOLESALE             148,273      0.3%
PRINTED CIRCUIT BOARDS             136,124      0.3%
COMMUNICATIONS SERVICES            114,530      0.3%
PROCESS CONTROL INSTRUMENTS        112,998      0.3%
TRAVEL SERVICES                     80,238      0.2%
SHORT-TERM INVESTMENTS AND
LIABILITIES IN EXCESS OF CASH
& OTHER ASSETS                     690,565      1.6%
                                --------------------
                                $44,268,755  100.0%
                                ====================

                SEE ACCOMPANYING NOTE TO SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                   38            E*TRADE Technology Index Fund

--------------------------------------------------------------------------------
E*TRADE Delphi Value Fund
SCHEDULE OF INVESTMENTS
March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                 SHARES           VALUE
----------------------------------------------------------
COMMON STOCKS - 93.5%
----------------------------------------------------------
ADVERTISING - 1.3%
----------------------------------------------------------
Publicis Groupe ADR              40,500       $ 1,964,250

AEROSPACE/TECHNOLOGY - 10.0%
----------------------------------------------------------
Applied Materials, Inc.         103,900         1,903,448
Arrow Electronics, Inc. (a)      63,300         2,389,575
ASE Test, Ltd. (a)               76,017           865,074
Avnet, Inc. (a)                  73,600         2,659,904
Komag, Inc. (a)                  44,500         1,456,485
Micron Technology, Inc. (a)     129,475         1,564,058
Seagate Technology               84,000         1,957,200
Western Digital Corp. (a)       108,000         1,815,480
                                            --------------
                                               14,611,224
BANKING - 6.1%
----------------------------------------------------------
Citigroup, Inc.                  39,300         2,017,662
Colonial BancGroup, Inc.         67,200         1,663,200
Southwest Bancorp, Inc.          52,100         1,338,449
TD Banknorth, Inc.               50,000         1,608,000
Wells Fargo & Co.                64,030         2,204,553
                                            --------------
                                                8,831,864
BASIC MATERIALS - 6.9%
----------------------------------------------------------
Alcan Inc.                       32,000         1,670,400
Commercial Metals Co.            64,300         2,015,805
Cytec Industries, Inc.            3,850           216,524
Dow Chemical Co.                 38,700         1,774,782
Gerdau Ameristeel Corp.         143,000         1,680,250
NovaGold Resources, Inc. (a)     91,000         1,542,450
Westlake Chemical Corp.          42,500         1,153,875
                                            --------------
                                               10,054,086
CONGLOMERATES - 4.3%
----------------------------------------------------------
Berkshire Hathaway, Inc.,
  Class B (a)                     1,175         4,277,000
Norsk Hydro ASA, ADR             60,200         1,975,764
                                            --------------
                                                6,252,764
CONSTRUCTION & REAL ESTATE - 3.5%
----------------------------------------------------------
D.R. Horton, Inc.                54,069         1,189,518
General Growth Properties,
  Inc., REIT                     20,100         1,297,857
Toll Brothers, Inc. (a)          40,100         1,097,938
U-Store-It Trust, REIT           73,400         1,476,808
                                            --------------
                                                5,062,121
CONSUMER RELATED - 7.4%
----------------------------------------------------------
Ashford Hospitality Trust,
  Inc., REIT                    117,000         1,396,980
DiamondRock Hospitality Co.,
  REIT                           83,300         1,582,700
Nokia Oyj ADR                    67,800         1,553,976
Sunstone Hotel Investors,
  Inc., REIT                     60,000         1,635,600
Toyota Motor Corp.,  SP ADR      19,500         2,499,120
Walt Disney Co. (The)            60,100         2,069,243
                                            --------------
                                               10,737,619
ENERGY - 9.6%
----------------------------------------------------------
Apache Corp.                     25,650         1,813,455
Devon Energy Corp.               22,200         1,536,684
Diamond Offshore Drilling,
  Inc.                           18,500         1,497,575
ENSCO International, Inc.        11,600           631,040
Marathon Oil Corp.               11,500         1,136,545
Nexen, Inc.                      17,620         1,080,106
Talisman Energy, Inc.           104,100         1,827,996
Whiting Petroleum Corp. (a)      45,400         1,789,214
XTO Energy, Inc.                 48,488         2,657,627
                                            --------------
                                               13,970,242
FINANCIAL SERVICES - 13.0%
----------------------------------------------------------
American Express Co.             31,000         1,748,400
Ares Capital Corp.               83,100         1,509,927

                                 SHARES           VALUE
----------------------------------------------------------
FINANCIAL SERVICES (CONTINUED)
----------------------------------------------------------
Bear Stearns Cos., Inc. (The)    17,084     $   2,568,579
Goldman Sachs Group, Inc. (The)  15,375         3,176,936
H&R Block, Inc.                  61,800         1,300,272
iStar Financial, Inc., REIT      38,500         1,802,955
Lehman Brothers Holdings, Inc.   37,000         2,592,590
Morgan Stanley                   29,055         2,288,372
NorthStar Realty Finance
  Corp., REIT                   134,000         2,038,140
                                            --------------
                                               19,026,171
FOOD & BEVERAGE - 1.2%
----------------------------------------------------------
Pepsi Bottling Group, Inc.       55,900         1,782,651

INSURANCE - 7.8%
----------------------------------------------------------
Aspen Insurance Holdings, Ltd.   60,200         1,577,842
Endurance Specialty
  Holdings, Ltd.                 35,600         1,272,344
IPC Holdings, Ltd.               39,000         1,125,150
PMI Group, Inc.                  38,450         1,738,709
Radian Group, Inc.               25,400         1,393,952
RenaissanceRe Holdings, Ltd.     31,200         1,564,368
SAFECO Corp.                     19,130         1,270,806
XL Capital, Ltd., Class A        19,600         1,371,216
                                            --------------
                                               11,314,387
MANUFACTURING - 5.1%
----------------------------------------------------------
Altra Holdings, Inc. (a)        106,000         1,453,260
Ingersoll-Rand Co., Ltd.,
  Class A                        47,700         2,068,749
Lamson & Sessions Co. (a)        49,475         1,374,910
Masco Corp.                      47,225         1,293,965
Timken Co.                       40,000         1,212,400
                                            --------------
                                                7,403,284
PHARMACEUTICALS - 2.0%
----------------------------------------------------------
AstraZeneca PLC, SP ADR          28,200         1,512,930
ViroPharma, Inc. (a)            103,030         1,478,481
                                            --------------
                                                2,991,411
PUBLISHING &  BROADCASTING - 6.3%
----------------------------------------------------------
Comcast Corp., Class A (a)       74,850         1,906,429
Lee Enterprises, Inc.            44,300         1,331,215
Liberty Media Corp., Class A (a) 17,164         1,898,167
News Corp., Class B              88,800         2,172,936
Washington Post Co., Class B      2,500         1,908,750
                                            --------------
                                                9,217,497
RETAIL - 3.3%
----------------------------------------------------------
Abercrombie & Fitch Co.,
  Class A                        23,100         1,748,208
Ethan Allen Interiors, Inc.      45,500         1,607,970
Federated Department Stores,
  Inc.                           32,500         1,464,125
                                            --------------
                                                4,820,303
TEXTILES & APPAREL - 1.2%
----------------------------------------------------------
Liz Claiborne, Inc.              41,000         1,756,850
TRANSPORTATION - 4.5%
----------------------------------------------------------
Arkansas Best Corp.              39,943         1,419,974
OMI Corp.                        70,800         1,901,688
Teekay Shipping Corp.            31,430         1,700,677

              SEE ACCOMPANYING NOTE TO THE SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                               39                      E*TRADE Delphi Value Fund

--------------------------------------------------------------------------------
E*TRADE Delphi Value Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                  SHARES           VALUE
----------------------------------------------------------
TRANSPORTATION (CONTINUED)
----------------------------------------------------------
YRC Worldwide, Inc. (a)          38,000     $   1,528,360
                                            --------------
                                                6,550,699
TOTAL COMMON STOCKS
(Cost $91,367,880)                            136,347,423
MUTUAL FUNDS - 6.6%
----------------------------------------------------------
BlackRock Liquidity Funds
  TempCash Portfolio          9,607,893         9,607,893
TOTAL MUTUAL FUNDS
(Cost $9,607,893)                               9,607,893
TOTAL INVESTMENTS - 100.1%
  (Cost $100,975,773(b))                    $ 145,955,316
                                            --------------
LIABILITIES IN EXCESS OF CASH & OTHER
ASSETS - (0.1%)                                   (88,413)
                                            --------------
TOTAL NET ASSETS - 100.0%                   $ 145,866,903
                                            ==============

(a)     Non-income producing.
(b) At March 31, 2007, the cost of investments for federal income tax purposes was $100,975,773.
        Unrealized appreciation (depreciation) is as follows:

        Unrealized Appreciation          $ 45,772,822
        Unrealized Depreciation              (793,279)
                                         ------------
        Net unrealized appreciation      $ 44,979,543
                                         ============
ADR     American Depositary Receipt
REIT    Real Estate Investment Trust
SP ADR  Sponsored American Depositary Receipt

                                               % OF
                                              TOTAL
                                               NET
INDUSTRY                          VALUE       ASSETS
------------------------------------------------------
FINANCIAL SERVICES             $19,026,171      13.0%
AEROSPACE/TECHNOLOGY            14,611,224      10.0%
ENERGY                          13,970,242       9.6%
INSURANCE                       11,314,387       7.8%
CONSUMER RELATED                10,737,619       7.4%
BASIC MATERIALS                 10,054,086       6.9%
PUBLISHING & BROADCASTING        9,217,497       6.3%
BANKING                          8,831,864       6.1%
MANUFACTURING                    7,403,284       5.1%
TRANSPORTATION                   6,550,699       4.5%
CONGLOMERATES                    6,252,764       4.3%
CONSTRUCTION & REAL ESTATE       5,062,121       3.5%
RETAIL                           4,820,303       3.3%
PHARMACEUTICALS                  2,991,411       2.0%
ADVERTISING                      1,964,250       1.3%
FOOD & BEVERAGE                  1,782,651       1.2%
TEXTILES & APPAREL               1,756,850       1.2%
SHORT-TERM INVESTMENTS AND
OTHER  ASSETS LESS LIABILITIES   9,519,480       6.5%
                                ----------------------
                                $145,866,903   100.0%
                                ======================

              SEE ACCOMPANYING NOTE TO THE SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                               40                      E*TRADE Delphi Value Fund

--------------------------------------------------------------------------------
E*TRADE Kobren Growth Fund
SCHEDULE OF INVESTMENTS
March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                 SHARES           VALUE
----------------------------------------------------------
MUTUAL FUNDS - 100.0%
----------------------------------------------------------
LARGE CAP GROWTH - 19.1%
----------------------------------------------------------
Fidelity Capital
  Appreciation Fund             138,460     $   3,839,494
T. Rowe Price Blue Chip
  Growth Fund                   311,257        11,161,675
                                            --------------
                                               15,001,169

LARGE CAP BLEND - 21.3%
----------------------------------------------------------
Longleaf Partners Fund          139,448         4,968,536
Oakmark Select Fund - Class I   358,152        11,736,625
                                            --------------
                                               16,705,161

LARGE CAP VALUE - 8.0%
----------------------------------------------------------
Ameristock Mutual Fund, Inc.    145,785         6,280,402

SMALL CAP VALUE - 8.5%
----------------------------------------------------------
Longleaf Partners Small Cap
  Fund                          204,842         6,624,608

INCOME EQUITY - 3.9%
----------------------------------------------------------
Fidelity Dividend Growth
  Fund                           96,031         3,049,936

SECTOR - 6.9%
----------------------------------------------------------
Fidelity Select Paper &
  Forest Products Portfolio      29,116           993,734
Franklin Gold and Precious
  Metals Fund                    50,621         1,714,022
Robertson Stephens Natural
  Resources Fund                 81,638         2,698,134
                                            --------------
                                                5,405,890

INTERNATIONAL EQUITY - DEVELOPED - 9.8%
----------------------------------------------------------
Julius Baer International
  Equity  Class I                98,233         4,450,960
Third Avenue International
  Value Fund                    144,606         3,220,372
                                            --------------
                                                7,671,332

INTERNATIONAL EQUITY - EMERGING - 2.4%
----------------------------------------------------------
SSgA Emerging Markets Fund       79,478         1,913,839

ALTERNATIVE - 9.6%
----------------------------------------------------------
PIMCO All Asset Fund -
  Class I                       590,317         7,556,061

BOND - 4.7%
----------------------------------------------------------
Loomis Sayles Bond Fund         253,471         3,649,983

MONEY MARKET - 5.8%
----------------------------------------------------------
BlackRock Liquidity Funds
  TempCash Portfolio          4,562,122         4,562,122


TOTAL INVESTMENTS - 100.0%
  (Cost $63,577,389) (a)                    $  78,420,503
                                            --------------
OTHER ASSETS LESS LIABILITIES - 0.0%              (16,321)
                                            --------------
NET ASSETS - 100.0%                         $  78,404,182
                                            ==============

(a)At March 31, 2007, the cost of
   investments for Federal income tax
   purposes was $63,577,389.
   Unrealized appreciation
   (depreciation) is as follows:
   Gross Unrealized appreciation      $ 14,889,965
   Gross Unrealized depreciation           (46,851)
                                      ------------
   Net Unrealized appreciation        $ 14,843,114
                                      ------------


                SEE ACCOMPANYING NOTE TO SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                    41              E*TRADE Kobren Growth Fund

Note to Schedule of Investments

SECURITY VALUATION

Investments of the Funds are valued at the last reported sale price on the securities or commodities exchange on which such securities are primarily traded. If there is no sale that day, then the value will be based on the most recent bid prices. Securities that are traded primarily on the national securities market are valued using the NASDAQ Official Closing Price ("NOCP"), but if the NOCP is not available, such securities are valued at the most recent bid prices. Securities that are traded primarily on foreign securities or commodities exchanges generally are valued at the preceding closing values of such securities on their respective exchanges. If market quotations or official closing prices are not readily available or are determined not to accurately reflect the current value of the securities, such securities are valued at fair value as determined in good faith under procedures established by the Board of Trustees of the Funds ("Board"). To the extent that a Fund has portfolio securities that are primarily listed on foreign exchanges that trade on days when the Fund does not price its shares, the value of the securities held by a Fund may change on days when shareholders will not be able to purchase or redeem the Fund's shares. In this regard, the Board has approved the use of certain independent pricing services in determining the fair value of foreign securities primarily traded in foreign markets when events reasonably determined to be significant occur subsequent to the close of such foreign markets and prior to the time the Fund's NAV is determined. The fair value of such foreign securities are determined by the Funds (with the assistance of independent pricing services) using correlations between the movement of prices of the foreign securities and indices of domestic securities and other appropriate indicators. Unlike the closing price of a security on a foreign exchange, fair value determinations employ elements of judgment and the fair value assigned to a security may not represent the actual value that the Funds could obtain if they were to sell a security at the time of the close of the New York Stock Exchange. Investments in short-term debt securities that mature in 60 days or less are valued at amortized cost, which approximates fair market value, based on fair valuation procedures approved by the Board. The underlying funds on the E*TRADE Kobren Growth Fund are valued according to their stated net asset value or, if their net asset value is not reported, at their fair value.

For more information with regard to significant accounting policies, see the most recent annual report filed with the Securities and Exchange Commission.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's Principal Executive and Principal Financial Officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report, that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) E*TRADE FUNDS

By (Signature and Title)   /S/ Elizabeth Gottfried
                        --------------------------------------------------------
                           Elizabeth Gottfried, President
                           (Principal Executive Officer)

Date  MAY 24, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /S/ Elizabeth Gottfried
                        --------------------------------------------------------
                          Elizabeth Gottfried, President
                          (Principal Executive Officer)

Date  MAY 24, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)   /S/ Matthew Audette
                        --------------------------------------------------------
                          Matthew Audette, Treasurer
                          (Principal Financial Officer)

Date  MAY 24, 2007
    ----------------------------------------------------------------------------